Artisan Partners Funds
ARTISAN PARTNERS FUNDS, INC
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Footnotes
* Non-income producing security.
# Percentages for the various classifications relate to total net assets.
^ Amount rounds to less than $1 or 0.1% or 1 share.
‡ One contract is equal to 100 shares.
Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.
Investment Abbreviations
ADR American Depositary Receipt
BOA Bank of America
CDI Certificate of Interbank Deposit
CGM Citigroup Global Markets
CITI Citibank, N.A.
DB Deutsche Bank AG
ETF Exchange Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipt
GS Goldman Sachs International
HKEX Hong Kong Stock Exchange
ICBCSB ICBC Standard Bank Plc
IO Interest Only
JIBAR Johannesburg Interbank Average Rate
JPM JPMorgan Chase Bank, N.A.
KLIBOR Kuala Lumpur Interbank Offered Rate
LSE London Stock Exchange
MIBOR Mumbai Interbank Offered Rate
MS Morgan Stanley & Co International plc
NYSE New York Stock Exchange
OMO Open Market Operation
OTC Over-the-Counter
PIK Payment-In-Kind
Preference A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR Prague Interbank Offered Rate
Registered shares Shares in a company where the holder's name is recorded on the ownership certificate. Such shares cannot be sold until they are de-registered, which can take up to one week.
REIT Real Estate Investment Trust
SCB Standard Chartered Bank
SG Societe Generale
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor's Depository Receipts
TIIEOIS Mexican Interbank Equilibrium Interest Rate Overnight Index Swap
Zero Coupon Indicates a debt security that does not pay periodic interest payments.  Such security is issued at a discount and matures at face (principal) amount.

Artisan Partners Funds
Currency Abbreviations
AED United Arab Emirates dirham
ALL Albanian lek
AMD Armenian dram
ARS Argentina peso
AUD Australian dollar
AZN Azerbaijani manat
BDT Bangladeshi taka
BRL Brazilian real
BWP Botswana pula
CAD Canadian dollar
CHF Swiss franc
CLP Chilean peso
CNY Chinese yuan onshore
COP Colombian peso
CZK Czech koruna
DKK Danish krone
EGP Egyptian pound
EUR Euro
GBP British pound
GEL Georgian lari
HKD Hong Kong dollar
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian rupee
ISK Icelandic krona
JPY Japanese yen
KES Kenyan shilling
KRW Korean won
KZT Kazakhstan tenge
MXN Mexican peso
MYR Malaysian ringgit
NGN Nigerian naira
NOK Norwegian krone
PEN Peruvian nuevo sol
PLN Polish zloty
SEK Swedish krona
SGD Singapore dollar
THB Thailand baht
TRY Turkish lira
UGX Ugandan shilling
USD U.S. dollar
UYU Uruguayan peso
UZS Uzbekistani som
VND Vietnamese dong
ZAR South African rand
ZMW Zambian kwacha

ARTISAN DEVELOPING WORLD FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 98.4%
BRAZIL - 9 .6%
MercadoLibre, Inc.
*
101 $ 171,498
NU Holdings Ltd., Class A
*
7,978 106,590
278,088
CHINA - 14 .1%
Alibaba Group Holding Ltd., ADR 576 55,297
Kanzhun Ltd., ADR 4,339 55,839
KE Holdings, Inc., ADR 1,769 25,709
Kingsoft Cloud Holdings Ltd., ADR
*
3,074 27,820
Kweichow Moutai Co. Ltd., Class A 234 40,846
Meitu, Inc.
(1)
51,877 24,805
Minimax Group, Inc., Class A
*
471 25,065
Tencent Holdings Ltd. 2,790 152,903
408,284
FRANCE - 2 .2%
Hermes International SCA 17 31,951
Safran SA 83 32,825
64,776
INDIA - 16 .1%
Apollo Hospitals Enterprise Ltd. 685 62,864
Eternal Ltd.
*
33,077 92,460
HDFC Bank Ltd., ADR 2,549 65,833
MakeMyTrip Ltd.
*
2,756 146,860
One 97 Communications Ltd.
*
5,841 70,435
PB Fintech Ltd.
*
1,569 26,994
465,446
ITALY - 1 .1%
Ferrari NV 89 32,998
NETHERLANDS - 4 .0%
Adyen NV
(1) *
124 116,301
SINGAPORE - 9 .7%
Grab Holdings Ltd., Class A
*
26,803 101,049
Sea Ltd., ADR
*
1,872 179,393
280,442
SWITZERLAND - 1 .1%
Cie Financiere Richemont SA 138 31,779
TAIWAN - 5 .5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 295 140,882
Taiwan Semiconductor Manufacturing Co. Ltd. 235 17,778
158,660
UNITED STATES - 35 .0%
ARM Holdings plc, ADR
*
248 87,964
Cerebras Systems, Inc., Class A
*
96 21,204
Circle Internet Group, Inc., Class A
*
500 31,301
Coca-Cola Co. (The) 1,142 92,809
Coinbase Global, Inc., Class A
*
413 60,400
Crowdstrike Holdings, Inc., Class A
*
184 140,107
Mastercard, Inc., Class A 65 33,271
Micron Technology, Inc. 165 190,203
Netflix, Inc.
*
458 32,689
NVIDIA Corp. 443 88,628
Snowflake, Inc., Class A
*
394 100,170
Shares
Held Value
UNITED STATES (continued)
Visa, Inc., Class A 392 $ 134,476
1,013,222
Total common stocks
(
Cost
$1,792,832) 2,849,996
SHORT-TERM INVESTMENT - 1 .4%
2
INVESTMENT COMPANY - 1 .4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(2)
(Cost $40,579)
40,579 40,579
Total investments - 99.8%
(Cost $1,833,411) 2,890,575
Other assets less liabilities - 0.2% 4,856
Total net assets - 100.0%
#
$ 2,895,431
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the
value of these securities was $141,106 or 4.9% of net assets.
(2)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 210,397 7 .3%
Consumer Discretionary 742,236 25 .7
Consumer Staples 133,655 4 .6
Financials 614,300 21 .2
Health Care 62,864 2 .2
Industrials 189,713 6 .6
Information Technology 871,122 30 .1
Real Estate 25,709 0 .9
Short-Term Investment 40,579 1 .4
Total investments $ 2,890,575 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 31,779 1 .1%
CNY 40,846 1 .4
EUR 181,077 6 .3
HKD 202,773 7 .0
INR 252,753 8 .7
TWD 17,778 0 .6
USD 2,163,569 74 .9
Total investments $ 2,890,575 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND
Consolidated Schedule of Investments — June 30, 2026 (Unaudited)
Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
SOVEREIGN GOVERNMENT BONDS - 36.6%
ALBANIA - 0 .8%
Albanian Government Bond
2.85%, 4/11/2027 ALL 16,700 $ 202
4.30%, 7/10/2027 ALL 11,300 138
6.00%, 2/13/2028 ALL 9,500 120
5.25%, 1/26/2029 ALL 21,500 274
5.63%, 11/8/2030 ALL 19,000 250
4.05%, 2/7/2032 ALL 46,640 570
1,554
ARGENTINA - 2 .9%
Argentine Republic
0.76%, 7/9/2030
(1)
6,810 4,252
3.88%, 7/9/2035
(1)
EUR 1,229 1,084
4.25%, 1/9/2038
(1)
EUR 40 37
5,373
ARMENIA - 0 .2%
Republic of Armenia
9.25%, 4/29/2028 AMD 133,182 375
BAHAMAS - 6 .4%
Commonwealth of the Bahamas
6.00%, 11/21/2028
(2)
800 805
9.00%, 6/16/2029
(2)
870 938
6.95%, 11/20/2029
(2)
253 258
8.95%, 10/15/2032
(2)
2,660 2,991
8.25%, 6/24/2036
(2)
6,055 6,801
11,793
BENIN - 1 .6%
Benin Government Bond
4.88%, 1/19/2032
(2)
EUR 1,435 1,608
4.95%, 1/22/2035
(2)
EUR 1,243 1,343
2,951
CONGO - 1 .1%
Congo Government Bond
9.50%, 2/17/2035
(2)
2,169 2,111
CONGO, DEMOCRATIC REPUBLIC OF THE - 0 .4%
DRC International Bond
8.75%, 4/16/2032
(2)
630 653
ECUADOR - 3 .9%
Republic of Ecuador
6.90%, 7/31/2030
(1)(2)
2,143 2,148
8.75%, 1/29/2034
(2)
940 950
6.90%, 7/31/2035
(1)(2)
2,926 2,693
9.25%, 1/29/2039
(2)
1,255 1,292
7,083
EL SALVADOR - 1 .6%
Republic of El Salvador
8.63%, 2/28/2029
(2)
1,645 1,737
4.00%, 4/17/2030 IO
(1)(2)
16,229 514
4.00%, 4/17/2030 IO
(1)(3)
1,887 76
9.25%, 4/17/2030
(2)
553 597
2,924
GEORGIA - 1 .5%
Republic of Georgia
9.00%, 3/8/2029 GEL 644 250
Principal
Amount Value
GEORGIA (continued)
Republic of Georgia (continued)
8.25%, 8/28/2029 GEL 441 $ 168
8.38%, 7/25/2031 GEL 3,191 1,205
9.00%, 4/28/2032 GEL 1,810 699
8.75%, 12/23/2032 GEL 1,247 474
2,796
HONDURAS - 0 .4%
Republic of Honduras
6.25%, 1/19/2027
(2)
649 654
INDONESIA - 0 .0%
^
Republic of Indonesia
7.00%, 5/15/2027 IDR 770,000 43
IRAQ - 0 .4%
Republic of Iraq
5.80%, 1/15/2028
(2)
827 821
KAZAKHSTAN - 2 .4%
Baiterek National Investment Holding JSC
16.95%, 4/2/2029
(2)
KZT 340,000 716
Republic of Kazakhstan
10.40%, 5/19/2027 KZT 160,000 321
5.00%, 4/18/2028 KZT 84,444 149
16.95%, 10/9/2030 KZT 190,000 417
15.18%, 2/5/2032 KZT 190,000 391
14.45%, 6/5/2033 KZT 380,000 790
14.00%, 2/13/2035 KZT 700,000 1,437
11.05%, 1/28/2037 KZT 86,000 147
4,368
KENYA - 0 .7%
Republic of Kenya
18.46%, 8/9/2032 KES 75,250 687
12.50%, 1/10/2033 KES 52,600 413
13.94%, 10/27/2036 KES 10,050 82
12.26%, 1/5/2037 KES 16,800 132
1,314
LAO PEOPLES DEMOCRATIC REPUBLIC - 2 .7%
Laos Government International Bond
11.25%, 11/12/2030
(2)
4,605 4,929
NIGERIA - 1 .1%
Federal Republic of Nigeria
6.13%, 9/28/2028
(2)
1,667 1,671
16.25%, 4/18/2037 NGN 431,727 298
1,969
PAPUA NEW GUINEA - 1 .8%
Papua New Guinea Government International Bond
8.38%, 10/4/2028
(2)
3,125 3,276
TAJIKISTAN - 1 .8%
Republic of Tajikistan
7.13%, 9/14/2027
(2)
3,288 3,313
TUNISIA - 0 .6%
Tunisian Republic
3.28%, 8/9/2027 JPY 200,000 1,179

Artisan Partners Funds
Principal
Amount Value
TURKEY - 0 .9%
Republic of Turkiye (The)
8.60%, 9/24/2027 1,570 $ 1,633
UGANDA - 1 .0%
Republic of Uganda
14.13%, 1/13/2028 UGX 3,505,600 986
15.55%, 7/6/2028 UGX 2,677,200 769
1,755
UZBEKISTAN - 0 .6%
National Bank of Uzbekistan
17.95%, 7/17/2028
(2)
UZS 3,600,000 319
Republic of Uzbekistan International Bond
15.50%, 2/25/2028
(2)
UZS 2,500,000 223
12.25%, 4/13/2029
(3)
UZS 6,000,000 513
1,055
ZAMBIA - 1 .8%
Republic of Zambia
14.25%, 6/29/2028 ZMW 2,300 128
5.75%, 6/30/2033
(1)(2)
2,719 2,686
19.00%, 8/18/2035 ZMW 2,214 134
17.19%, 1/26/2036 ZMW 4,428 253
20.00%, 6/23/2040 ZMW 1,107 69
3,270
Total sovereign government bonds
(
Cost
$65,155) 67,192
CORPORATE BONDS - 20.0%
ANGOLA - 0 .3%
Azule Energy Finance plc
8.25%, 1/22/2031
(2)
200 200
8.63%, 1/22/2033
(2)
370 371
571
ARGENTINA - 1 .1%
Cia General de Combustibles SA
11.88%, 11/28/2030
(2)
1,050 1,064
MSU Energy SA
9.75%, 12/5/2030
(2)
932 944
2,008
BRAZIL - 3 .8%
Creditas Financial Solutions Ltd.
10.50%, 4/28/2029 600 595
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031
(2)
1,241 1,166
Movida Europe SA
9.70%, 10/11/2033
(2)
2,050 1,963
Oceanica Lux
11.25%, 5/8/2031
(2)
300 303
OHI Group SA
13.00%, 7/22/2029
(2)
770 798
Raizen Fuels Finance SA
6.25%, 7/8/2032
(2)(4)
438 241
6.45%, 3/5/2034
(2)(4)
382 211
Unigel Luxembourg SA
13.50% Cash, or 15.00% PIK, 12/31/2027
(2)
67 4
11.00%, 12/31/2028
(2)
178 5
Vamos Europe SA
9.20%, 1/26/2031
(2)
1,700 1,621
6,907
Principal
Amount Value
CAYMAN ISLANDS - 0 .2%
Eldorado Drilling Bondco Ltd.
9.13%, 6/24/2030
(2)
200 $ 200
MM Mirage Bluewater II Ltd.
8.75%, 6/29/2029
(2)
250 248
448
COLOMBIA - 0 .5%
Canacol Energy Ltd.
5.75%, 11/24/2028
(2)(4)
1,330 466
Gran Tierra Energy, Inc.
9.75%, 4/15/2031
(3)
532 467
933
KAZAKHSTAN - 0 .1%
Development Bank of Kazakhstan JSC
16.95%, 5/8/2029
(2)
KZT 124,500 263
LUXEMBOURG - 0 .3%
FORESEA Holding SA
7.50%, 6/15/2030
(2)
105 104
IuteCredit Finance Sarl
12.00%, 12/6/2030
(2)
EUR 350 396
500
MEXICO - 0 .2%
Banco Plata SA
15.50%, 7/16/2028
350 386
NETHERLANDS - 0 .8%
Bluewater Holding BV
9.88%, 5/28/2031
(2)
171 175
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029 386 370
Sampa Finance And Investment BV
9.50%, 7/7/2031
(2)
EUR 835 943
Unigel Netherlands Holding Corp. BV
15.00% Cash, or 15.00% PIK, 12/31/2044
(2)
189 —
1,488
NORWAY - 0 .3%
Panoro Energy ASA
10.25%, 12/11/2029
472 487
SOUTH AFRICA - 4 .6%
Absa Bank Ltd., Credit-Linked Note
Zero Coupon, 7/16/2026 EGP 152,765 3,075
Zero Coupon, 9/24/2026 EGP 9,900 192
Zero Coupon, 10/22/2026 EGP 82,200 1,557
Zero Coupon, 10/29/2026 EGP 47,000 884
Zero Coupon, 11/19/2026 EGP 73,000 1,359
Zero Coupon, 1/14/2027 EGP 75,000 1,345
8,412
SWAZILAND - 0 .5%
Central Bank of Eswatini
11.88%, 5/8/2027 ZAR 10,000 618
12.18%, 8/1/2030 ZAR 5,000 309
927
TURKEY - 0 .5%
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036
(2)
873 885

Artisan Partners Funds
Principal
Amount Value
UNITED ARAB EMIRATES - 0 .2%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028
(2)
373 $ 401
UNITED KINGDOM - 4 .4%
ACG Holdco 1 plc
14.75%, 1/13/2029 1,150 1,269
Anglo Tunisian Oil & Gas Ltd.
17.00%, 6/8/2029
(2)
2,100 2,037
EnQuest plc
9.88%, 4/30/2031
(2)
335 343
Galileo Global Technologies Ltd.
13.75%, 3/4/2028 243 242
13.75%, 3/4/2028
(2)(5)(6)
126 —
Zero Coupon, 11/14/2099
(5)(6)
24 —
Jadestone Energy UK plc
12.00%, 4/14/2031
(2)
1,525 1,554
Paratus Energy Services Ltd.
9.50%, 6/27/2029 600 622
Salmon Group Ltd.
15.00%, 5/5/2028 1,040 1,052
Trident Energy Finance plc
12.50%, 11/30/2029
(2)
930 979
8,098
URUGUAY - 0 .8%
Navios South American Logistics, Inc.
8.88%, 7/14/2030
(2)
1,400 1,451
UZBEKISTAN - 1 .4%
TBC Bank JSCB, Credit-Linked Note
22.00%, 6/5/2028
(5)(6)
UZS 19,800,000 1,857
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027
(2)
UZS 7,940,000 694
2,551
Total corporate bonds
(
Cost
$36,455) 36,716
BANK LOANS - 3 .8%
COLOMBIA - 0 .2%
Canacol Energy Ltd. First Lien Term Loan
(SOFR + 13.00%), 15.00%, 9/30/2026
(5)(6)(7)
133 133
Canacol Energy Ltd. First Lien Term Loan A
15.00%, 9/30/2026
(5)(6)
294 293
426
COTE D'IVOIRE - 2 .1%
Republic of Cote d'Ivoire First Lien Term Loan
(EURIBOR + 2.85%), 4.92%, 7/17/2026
(5)(6)(7)
EUR 1,693 1,934
(EURIBOR + 2.60%), 4.91%, 3/9/2027
(5)(6)(7)
EUR 1,640 1,874
3,808
PARAGUAY - 0 .0%
^
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.15%, 12/11/2026
(5)(6)(7)
171 21
TANZANIA - 1 .5%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.20%), 8.83%, 1/15/2032
(5)(6)(7)
1,440 1,440
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.07%, 3/5/2031
(5)(6)(7)
1,355 1,350
2,790
Total bank loans
(
Cost
$7,229) 7,045
Shares
Held Value
COMMON STOCK - 0.0%
NETHERLANDS - 0.0%
Stichting Administratiekantoor Unigel Creditors, ADR
(5)(6) *
(Cost $–) 1 $ —
Principal
Amount
SHORT-TERM INVESTMENTS - 34.1%
SOVEREIGN GOVERNMENT TREASURY BILLS - 15.6%
ALBANIA - 0 .1%
Republic of Albania
2.55%, 7/16/2026
(8)
ALL 15,900 193
ARMENIA - 0 .3%
Republic of Armenia
6.56%, 11/2/2026
(8)
AMD 67,000 178
6.65%, 11/30/2026
(8)
AMD 46,875 124
6.57%, 2/1/2027
(8)
AMD 26,090 68
6.83%, 4/5/2027
(8)
AMD 26,080 68
6.80%, 5/4/2027
(8)
AMD 26,090 67
6.88%, 5/31/2027
(8)
AMD 33,394 85
590
EGYPT - 5 .4%
Arab Republic of Egypt
2.16%, 7/7/2026
(8)
EGP 31,325 637
12.45%, 7/14/2026
(8)
EGP 4,625 94
8.51%, 7/21/2026
(8)
EGP 39,925 809
12.39%, 7/28/2026
(8)
EGP 6,825 138
16.30%, 8/11/2026
(8)
EGP 4,500 90
17.42%, 8/18/2026
(8)
EGP 24,825 494
18.92%, 9/1/2026
(8)
EGP 33,000 650
19.45%, 9/8/2026
(8)
EGP 85,575 1,679
19.89%, 9/15/2026
(8)
EGP 26,750 522
20.26%, 9/22/2026
(8)
EGP 16,950 330
20.32%, 9/29/2026
(8)
EGP 144,050 2,791
21.14%, 10/20/2026
(8)
EGP 72,675 1,389
21.36%, 10/27/2026
(8)
EGP 11,350 216
9,839
GEORGIA - 0 .5%
Republic of Georgia
7.46%, 11/5/2026
(8)
GEL 174 64
7.49%, 12/3/2026
(8)
GEL 567 208
7.50%, 12/10/2026
(8)
GEL 536 197
7.48%, 5/13/2027
(8)
GEL 979 349
7.50%, 6/10/2027
(8)
GEL 274 97
915
NIGERIA - 7 .3%
Nigeria OMO Bill
17.27%, 7/7/2026
(8)
NGN 580,000 421
19.41%, 7/14/2026
(8)
NGN 413,637 299
13.34%, 7/28/2026
(8)
NGN 2,040,961 1,464
14.83%, 8/4/2026
(8)
NGN 2,490,042 1,779
17.73%, 9/22/2026
(8)
NGN 1,420,137 988
14.41%, 9/29/2026
(8)
NGN 2,066,900 1,445
20.49%, 11/10/2026
(8)
NGN 3,356,000 2,263
18.41%, 1/12/2027
(8)
NGN 5,329,353 3,514
20.77%, 1/14/2027
(8)
NGN 1,033,111 673
18.34%, 1/19/2027
(8)
NGN 360,650 237
18.33%, 1/21/2027
(8)
NGN 517,126 340
13,423
URUGUAY - 2 .0%
Banco Central del Uruguay
5.15%, 7/17/2026
(8)
UYU 3,450 86
5.50%, 7/31/2026
(8)
UYU 25,744 637
5.63%, 9/4/2026
(8)
UYU 65,009 1,601

Artisan Partners Funds
Principal
Amount Value
URUGUAY (continued)
Banco Central del Uruguay (continued)
5.48%, 10/2/2026
(8)
UYU 24,136 $ 592
5.80%, 12/18/2026
(8)
UYU 29,750 721
3,637
Total sovereign government treasury bills
(
Cost
$28,447 ) 28,597
U.S. TREASURY OBLIGATIONS - 16.0%
U.S. Treasury Bills
3.06%, 7/7/2026
(8)
3,500 3,498
3.38%, 7/16/2026
(8)
1,660 1,657
3.49%, 7/30/2026
(8)
800 798
3.52%, 8/4/2026
(8)
1,600 1,594
3.56%, 8/11/2026
(8)
15,300 15,237
3.62%, 8/20/2026
(8)
6,500 6,467
Total U.S. treasury obligations
(
Cost
$29,252 ) 29,251
Shares
Held
2
INVESTMENT COMPANY - 2 .5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(9)
(Cost $4,661)
4,661 4,661
Total short-term investments
(
Cost
$62,360) 62,509
MISCELLANEOUS SECURITIES - 0.7%
(3)(5)(6)(10)
Total Miscellaneous Securities
(Cost $1,198) 1,324
Total investments - 95.2%
(Cost $172,397) 174,786
Other assets less liabilities - 4.8% 8,771
Total net assets - 100.0%
#
$ 183,557
(1)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future upon a contingent predetermined trigger. The interest rate shown was the current rate as of June 30, 2026.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the
value of these securities was $66,077 or 36.0% of net assets.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)
Defaulted security and/or issuer.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)
Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners
Funds and administered by the valuation designee. In total, securities valued at a fair value were $10,226, or 5.6% of total net assets. See notes (2) and (3) in the accompanying notes.
(7)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of June 30, 2026.
(8)
Yield to maturity.
(9)
Represents the current yield as of June 30, 2026.
(10)
Represents one or more unrestricted previously undisclosed securities which the Fund has held for less than one year.
UNFUNDED LOAN COMMITMENTS
Values in thousands
Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of
$231 or
less than 0.1%
of the total net assets as of June 30, 2026, which could be drawn at the option of the borrower:
Borrower
Unfunded
Commitment
Amount
Unfunded
Value
Unrealized
Appreciation
(Depreciation)
Canacol Energy Ltd. Delayed Draw First Lien Term
Loan $ 231 $ 231 $ –
$ – $ – $ –
$ 231 $ 231 $ –
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Consumer Discretionary $ 1,621 0 .9%
Consumer Staples 21 0 .0
Energy 14,244 8 .1
Financials 21,180 12 .1
Industrials 5,417 3 .1
Materials 1,278 0 .7
Sovereign Government Securities 67,192 38 .5
Miscellaneous  Securities 1,324 0 .8
Short-Term Investments 62,509 35 .8
Total investments $ 174,786 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
ALL $ 1,747 1 .0%
AMD 965 0 .6
COP 1,324 0 .8
EGP 18,251 10 .4
EUR 9,219 5 .3
GEL 3,711 2 .1
IDR 43 0 .0
^
JPY 1,179 0 .7
KES 1,314 0 .8
KZT 4,631 2 .6
NGN 13,721 7 .8
UGX 1,755 1 .0
USD 108,172 61 .9
UYU 3,637 2 .1
UZS 3,606 2 .1
ZAR 927 0 .5
ZMW 584 0 .3
Total investments $ 174,786 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
BRL
**
1,950 USD 376 CGM 7/2/2026 2
CZK 97,350 EUR 4,004 SCB 7/2/2026 8
COP
**
4,743,578 USD 1,327 CGM 7/3/2026 60
COP
**
1,476,422 USD 412 SCB 7/3/2026 20
KZT
**
635,000 USD 1,294 DB 7/3/2026 35
KZT
**
237,000 USD 478 SG 7/3/2026 18
KZT
**
189,000 USD 389 SCB 7/3/2026 6
UZS
**
6,600,000 USD 533 JPM 7/6/2026 16
EUR 818 USD 931 SCB 7/7/2026 4
UZS
**
1,800,000 USD 144 DB 7/7/2026 5
UZS
**
9,562,900 USD 703 JPM 7/7/2026 93
KZT
**
170,000 USD 346 JPM 7/22/2026 8
KZT
**
882,000 USD 1,810 JPM 7/31/2026 16
BRL
**
54,325 USD 10,389 CGM 8/4/2026 49
EUR 13 CZK 310 SCB 8/4/2026 —
^
HUF 737,050 EUR 2,065 SCB 8/4/2026 1
ARS
**
621,000 USD 377 JPM 8/10/2026 33
BDT
**
13,761 USD 108 SCB 8/10/2026 4
ARS
**
317,816 USD 199 CITI 8/12/2026 10
BDT
**
14,096 USD 111 JPM 9/9/2026 2
EGP
**
30,834 USD 571 SCB 9/15/2026 36
COP
**
12,521,000 USD 3,504 CGM 9/16/2026 92
USD 10,193 EUR 8,750 SCB 9/16/2026 163
USD 1,220 JPY 194,107 SCB 9/16/2026 19

Artisan Partners Funds
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
USD 401 PEN
**
1,362 CGM 9/16/2026 4
USD 957 ZAR 15,709 SCB 9/16/2026 4
MYR
**
750 USD 181 GS 9/17/2026 3
UGX 1,625,000 USD 437 SCB 9/18/2026 —
^
BDT
**
9,293 USD 74 JPM 9/21/2026 1
BDT
**
45,300 USD 359 JPM 10/13/2026 4
EGP
**
28,466 USD 541 JPM 10/20/2026 12
BDT
**
22,300 USD 177 JPM 10/22/2026 1
EGP
**
28,400 USD 549 SG 10/29/2026 1
ARS
**
341,505 USD 199 CITI 11/12/2026 13
ARS
**
201,199 USD 119 JPM 11/12/2026 6
KZT
**
70,959 USD 120 SG 11/12/2026 22
UZS
**
23,810,000 USD 1,814 ICBCSB 11/12/2026 135
AMD
**
94,710 USD 241 ICBCSB 11/13/2026 14
KZT
**
750,000 USD 1,269 ICBCSB 11/13/2026 231
KZT
**
261,600 USD 443 SCB 11/13/2026 80
AMD
**
28,800 USD 73 CITI 11/17/2026 4
ARS
**
414,230 USD 248 JPM 11/19/2026 8
UZS
**
9,532,059 USD 730 DB 11/20/2026 50
UZS
**
1,580,000 USD 123 DB 12/7/2026 6
ARS
**
285,248 USD 166 CITI 12/10/2026 8
AZN
**
161 USD 90 JPM 12/15/2026 4
ARS
**
1,295,207 USD 755 JPM 12/23/2026 31
KES
**
45,760 USD 338 SCB 1/28/2027 7
KES
**
22,880 USD 169 SCB 1/29/2027 4
ARS
**
585,230 USD 322 JPM 2/10/2027 23
UZS
**
24,243,000 USD 1,797 DB 5/12/2027 148
UZS
**
7,650,000 USD 583 DB 7/20/2027 26
UZS
**
2,797,258 USD 203 DB 12/13/2027 16
AMD
**
129,840 USD 309 JPM 11/14/2028 28
Total unrealized appreciation 1,594
BRL
**
48,475 USD 9,522 CGM 7/2/2026 (131)
CZK 3,950 EUR 164 SCB 7/2/2026 (1)
CZK 2,630 USD 126 SCB 7/2/2026 (3)
EUR 283 CZK 6,890 SCB 7/2/2026 (1)
HUF 737,050 EUR 2,076 SCB 7/2/2026 (4)
PLN 697 EUR 165 SCB 7/2/2026 (3)
USD 9,718 BRL
**
50,425 CGM 7/2/2026 (50)
USD 1,810 COP
**
6,220,000 CGM 7/3/2026 (9)
USD 1,620 KZT
**
773,927 DB 7/3/2026 ( — )
^
USD 590 KZT
**
287,073 SG 7/3/2026 (11)
NGN
**
375,000 USD 273 JPM 7/6/2026 (1)
USD 271 NGN
**
375,000 JPM 7/6/2026 ( — )
^
USD 851 NGN
**
1,187,500 DB 7/7/2026 (9)
USD 719 EGP
**
36,400 ICBCSB 7/14/2026 (19)
USD 720 EGP
**
36,400 SG 7/14/2026 (18)
USD 1,345 EGP
**
74,244 JPM 7/16/2026 (159)
INR
**
164,500 USD 1,760 CGM 7/31/2026 (25)
KZT
**
773,927 USD 1,602 DB 8/3/2026 (2)
CZK 102,600 EUR 4,224 SCB 8/4/2026 (1)
HUF 119,000 EUR 335 SCB 8/4/2026 (2)
PLN 697 EUR 162 SCB 8/4/2026 ( — )
^
USD 1,071 EGP
**
54,716 ICBCSB 8/25/2026 (14)
USD 634 EGP
**
32,291 SCB 8/25/2026 (6)
EUR 220 USD 256 SCB 9/16/2026 (4)
IDR
**
2,410,000 USD 136 CGM 9/16/2026 (2)
PEN
**
1,068 USD 312 CGM 9/16/2026 (1)
USD 1,232 COP
**
4,500,000 CGM 9/16/2026 (61)
USD 934 EUR 818 SCB 9/16/2026 (4)
USD 176 IDR
**
3,220,723 CGM 9/16/2026 (2)
USD 1,472 INR
**
142,257 CGM 9/16/2026 (22)
MXN 732 USD 42 SCB 9/17/2026 (1)
MYR
**
6,355 USD 1,566 GS 9/17/2026 (6)
USD 1,241 EGP
**
65,298 JPM 10/20/2026 (27)
USD 688 EGP
**
37,474 JPM 10/29/2026 (37)
ARS
**
2,800,000 USD 1,804 CITI 11/9/2026 (58)
USD 81 KZT
**
41,400 DB 11/12/2026 (2)
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
NGN
**
375,000 USD 256 JPM 1/4/2027 (3)
USD 653 EGP
**
35,200 DB 1/12/2027 (9)
USD 329 EGP
**
17,700 SG 1/12/2027 (3)
USD 327 EGP
**
17,600 SCB 1/12/2027 (4)
USD 326 KES
**
45,760 SCB 1/28/2027 (20)
USD 163 KES
**
22,880 SCB 1/29/2027 (10)
ARS
**
2,960,000 USD 1,762 CITI 2/22/2027 (30)
ARS
**
1,099,942 USD 655 CITI 3/12/2027 (19)
ARS
**
894,471 USD 531 JPM 3/12/2027 (13)
ARS
**
330,666 USD 197 JPM 3/16/2027 (6)
ARS
**
563,805 USD 337 JPM 3/17/2027 (11)
ARS
**
1,010,000 USD 585 CITI 3/23/2027 (4)
Total unrealized depreciation (828)
Net unrealized appreciation 766
** Non-deliverable.
FUTURES CONTRACTS
Values in thousands
Description
No. of
Contracts Expiration Date
Trading
Currency
Notional
Amount
($)
Notional
Value
( $ )
Unrealized
Appreciation /
(Depreciation)
( $ )
Short Position Contracts
Euro-Bobl (17) 9/8/2026 EUR (1,700) (2,241) (9)
Euro-Bund (13) 9/8/2026 EUR (1,300) (1,891) (24)
U.S. Treasury 2 Year Note (67) 9/30/2026 USD (13,400) (13,811) 22
U.S. Treasury 5 Year Note (183) 9/30/2026 USD (18,300) (19,590) 7
U.S. Treasury 10 Year Note (80) 9/21/2026 USD (8,000) (8,791) (14)
U.S. Treasury 10 Year Ultra Note (47) 9/21/2026 USD (4,700) (5,286) (24)
Net unrealized depreciation (42)

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate
Received by the
Fund
(%)
Frequency of Payment
Made/Received
Termination
Date
Implied Credit
Spread
(%)
Notional
Amount
***
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Arab Republic of Egypt 1.00 Quarterly 6/20/2027 2.00 820 (6) (1) (8)
– – –
Total sell protection 820 (6) (1) (8)
***
If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At
June 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller is equal to the notional amount.
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Floating Rate Index (Frequency) Fixed Rate (%) (Frequency)
Fund Pays/
Receives
Floating
Rate Termination Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
3 month JIBAR quarterly 7.51 quarterly Pay 5/27/2031 ZAR 32,800 — 13 13
6 month BUBOR semi-annually 5.16 annually Pay 5/29/2031 HUF 565,000 — 24 24
3 month JIBAR quarterly 7.13 quarterly Receive 8/19/2030 ZAR 4,300 — 2 2
6 month PRIBOR semi-annually 3.95 annually Pay 12/1/2030 CZK 31,850 6 16 22
1 day MIBOR semi-annually 6.79 semi-annually Pay 3/31/2031 INR 577,350 109 72 181
1 day MIBOR semi-annually 6.06 semi-annually Pay 8/9/2029 INR 235,000 — 11 11
1 day MIBOR semi-annually 6.04 semi-annually Pay 2/4/2030 INR 152,072 — 4 4
1 day MIBOR semi-annually 6.07 semi-annually Pay 2/3/2030 INR 35,360 — 1 1
1 day MIBOR semi-annually 6.06 semi-annually Pay 2/24/2027 INR 171,000 — 10 10
1 day TIIEOIS monthly 7.89 monthly Pay 5/23/2031 MXN 35,600 — 20 20
– – –
Total positive value 115 173 288
6 month PRIBOR semi-annually 3.58 annually Pay 5/13/2035 CZK 90,750 (167) (28) (195)
6 month PRIBOR semi-annually 3.82 annually Pay 4/5/2034 CZK 79,500 (43) (40) (83)
6 month PRIBOR semi-annually 3.74 annually Pay 2/14/2035 CZK 29,100 — (43) (43)
1 day MIBOR semi-annually 5.76 semi-annually Pay 4/9/2030 INR 478,900 14 (59) (45)
1 day CDI at termination 13.28 at termination Pay 1/3/2028 BRL 54,100 (6) (240) (246)
1 day MIBOR semi-annually 5.70 semi-annually Pay 7/11/2030 INR 103,000 4 (17) (13)
1 day MIBOR semi-annually 5.64 semi-annually Pay 10/24/2030 INR 363,350 (10) (55) (65)
1 day MIBOR semi-annually 5.94 semi-annually Pay 1/16/2031 INR 202,450 (6) (4) (10)
1 day MIBOR semi-annually 6.19 semi-annually Pay 5/26/2033 INR 81,000 (6) 4 (2)
1 day TIIEOIS monthly 7.29 monthly Pay 9/13/2030 MXN 182,900 (1) (111) (112)
– – –
Total negative value (221) (593) (814)
Total (106) (420) (526)
OTC C REDIT D EFAULT S WAP - S ELL P ROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing
Rate Received
by the Fund
(%)
Frequency
of Payments
Made/Received Counterparty Maturity Date
Implied
Credit
Spread
(%)
Notional Amount
($)
Upfront
Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
Benin Government
International Bond 1.00 Quarterly CITI 6/20/2027 – USD 219 —
^
(1) (1)
— — —
Total —
^
(1) (1)

Artisan Partners Funds
OTC TOTAL RETURN SWAP CONTRACTS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/Received Counterparty Maturity Date
Notional Amount
($)
Upfront
Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
Republic of Uzbekistan
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly ICBCSB 2/4/2029 178 – 9 9
Republic of Uzbekistan
1 Day SOFR +
1.25%
Total return of the
reference entity Quarterly ICBCSB 2/4/2029 421 – 30 30
Republic of Uzbekistan
1 Day SOFR +
1.25%
Total return of the
reference entity Quarterly ICBCSB 5/6/2029 18 – –
^
–
^
Republic of Uzbekistan
Treasury Bill
1 Day SOFR +
1.25%
Total return of the
reference entity Quarterly ICBCSB 2/4/2027 122 – 6 6
Republic of Uzbekistan
Treasury Bill
1 Day SOFR +
1.25%
Total return of the
reference entity Quarterly ICBCSB 5/6/2027 18 – –
^
–
^
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 7/26/2026 597 – 95 95
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 8/16/2026 385 – 29 29
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 8/21/2026 268 – 15 15
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 9/2/2026 45 – 5 5
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 9/29/2026 45 – 8 8
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 9/30/2026 76 – 14 14
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 10/29/2026 116 – 17 17
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 11/17/2026 381 – 29 29
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 11/25/2026 408 – 12 12
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 11/27/2026 401 – 24 24
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/23/2026 110 – 2 2
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/27/2026 582 – 6 6
Republic of Uzbekistan
1 Day SOFR +
1.25%
Total return of the
reference entity Quarterly ICBCSB 5/6/2029 10 – –
^
–
^
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity At Termination JPM 8/17/2026 812 – (10) (10)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity At Termination JPM 10/28/2026 145 – (8) (8)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/5/2026 192 – (3) (3)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/22/2026 61 – (1) (1)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/23/2026 71 – (1) (1)
– 278 278
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN FLOATING RATE FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Principal amount, shares and dollar values in thousands

Artisan Partners Funds
Principal
Amount Value
BANK LOANS - 85.7%
AEROSPACE & DEFENSE - 1 .1%
TransDigm, Inc. First Lien Term Loan M
(SOFR + 2.50%), 6.12%, 8/19/2032
(1)
929 $ 930
TransDigm, Inc. First Lien Term Loan N
(SOFR + 2.50%), 6.12%, 2/14/2033
(1)
506 506
1,436
AUTOMOBILE COMPONENTS - 1 .4%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 5.75%), 9.40%, 1/31/2031
(1)
1 1
RealTruck Group, Inc. First Lien Term Loan A
(SOFR + 4.75%), 8.65%, 1/31/2031
(1)
879 541
RealTruck Group, Inc. First Lien Term Loan B
(SOFR + 6.00%), 9.90%, 1/31/2031
(1)
778 483
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 9.73%, 12/3/2029
(1)
873 800
1,825
BROADLINE RETAIL - 0 .7%
CNT Holdings I Corp. First Lien Term Loan
(SOFR + 2.25%), 5.91%, 11/8/2032
(1)
933 933
BUILDING PRODUCTS - 0 .8%
Quikrete Holdings, Inc. First Lien Term Loan B2
(SOFR + 2.25%), 5.89%, 3/19/2029
(1)
993 993
CAPITAL MARKETS - 6 .5%
Edelman Financial Engines Center LLC (The) First Lien Term Loan
(SOFR + 4.25%), 8.06%, 11/28/2031
(1)
950 952
Jump Financial LLC First Lien Term Loan B
(SOFR + 3.50%), 7.23%, 2/26/2032
(1)
1,230 1,228
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.12%, 7/31/2031
(1)
3,641 3,503
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 5.75%), 9.37%, 2/16/2032
(1)
2,216 2,148
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.12%, 10/16/2031
(1)
393 392
8,223
CHEMICALS - 1 .5%
Formulations Parent Corp. First Lien Term Loan
(SOFR + 4.00%), 7.67%, 4/9/2032
(1)
1,847 1,847
COMMERCIAL SERVICES & SUPPLIES - 4 .9%
Astro Acquisition LLC First Lien Term Loan
(SOFR + 2.50%), 6.23%, 8/30/2032
(1)
303 303
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.06%, 12/21/2028
(1)
1,478 1,371
Filtration Group Corp. First Lien Term Loan B
(SOFR + 2.50%), 6.14%, 10/23/2028
(1)
484 484
OMNIA Partners LLC First Lien Term Loan C
(SOFR + 2.75%), 6.42%, 12/31/2032
(1)
617 617
Pye-Barker Fire & Safety LLC Delayed Draw First Lien Term Loan
(SOFR + 2.50%), 6.16%, 12/16/2032
(1)
50 50
Pye-Barker Fire & Safety LLC First Lien Term Loan
(SOFR + 2.50%), 6.23%, 12/16/2032
(1)
2,118 2,121
TruGreen LP First Lien Term Loan B
(SOFR + 4.00%), 7.77%, 11/2/2027
(1)
1,280 1,223
6,169
Principal
Amount Value
COMMUNICATIONS EQUIPMENT - 4 .1%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.40%, 11/30/2029
(1)
3,356 $ 3,170
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 8.90%, 12/24/2030
(1)
2,281 2,073
5,243
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
Chefs' Warehouse, Inc. (The) First Lien Term Loan
(SOFR + 2.50%), 6.14%, 8/23/2029
(1)
448 449
CONTAINERS & PACKAGING - 2 .5%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.51%, 6/28/2028
(1)
2,384 2,264
Sword Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 7.65%, 4/11/2033
(1)
941 916
3,180
DISTRIBUTORS - 0 .6%
Core & Main LP First Lien Term Loan B
(SOFR + 1.75%), 5.48%, 4/6/2033
(1)
250 249
Core & Main LP First Lien Term Loan D
(SOFR + 2.00%), 5.66%, 7/27/2028
(1)
197 197
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 7.73%, 11/30/2030
(1)
286 270
716
DIVERSIFIED CONSUMER SERVICES - 1 .2%
HMH Co. First Lien Term Loan B
(SOFR + 5.25%), 9.01%, 4/9/2029
(1)
211 166
Houghton Mifflin Harcourt Co. First Lien Term Loan B
(SOFR + 8.00%), 11.76%, 4/7/2028
(1)
596 536
KUEHG Corp. First Lien Term Loan
(SOFR + 2.75%), 6.48%, 6/12/2030
(1)
341 328
Mavis Tire Express Services Topco Corp. First Lien Term Loan
(SOFR + 3.50%), 7.31%, 5/6/2033
(1)
450 449
1,479
ELECTRICAL EQUIPMENT - 2 .2%
Pelican Products, Inc. First Lien Term Loan
(SOFR + 4.25%), 8.24%, 12/29/2028
(1)
2,952 2,820
ENTERTAINMENT - 2 .4%
Liberty Co. Insurance Brokers LLC (The) First Lien Term Loan
(SOFR + 3.75%), 7.38%, 10/15/2032
(1)
2,201 2,069
Playtika Holding Corp. First Lien Term Loan B1
(SOFR + 2.75%), 6.51%, 3/13/2028
(1)
939 910
2,979
FINANCIAL SERVICES - 3 .2%
Blackhawk Network Holdings, Inc. First Lien Term Loan B3
(SOFR + 3.50%), 7.14%, 3/12/2029
(1)
1,608 1,599
CFC USA 2025 LLC First Lien Term Loan
(SOFR + 3.50%), 7.18%, 6/1/2032
(1)
648 607
Orion US Finco, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.17%, 10/8/2032
(1)
1,396 1,395
Orion US Finco, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.17%, 10/10/2033
(1)
144 142
VCI Asset Holdings 2 LLC First Lien Term Loan
7.38%, 1/31/2031 269 277
4,020

Artisan Partners Funds
Principal
Amount Value
FOOD PRODUCTS - 1 .8%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 8.64%, 11/5/2031
(1)
2,480 $ 1,812
B&G Foods, Inc. First Lien Term Loan B5
(SOFR + 3.50%), 7.14%, 10/10/2029
(1)
415 408
2,220
GROUND TRANSPORTATION - 0 .5%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 11.70%, 2/20/2029
(1)
90 84
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 11.70%, 2/20/2029
(1)
255 237
(SOFR + 3.00%), 6.64%, 8/20/2029
(1)
746 293
614
HOTEL & RESORT REITS - 1 .0%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.17%, 6/30/2031
(1)
1,229 1,233
HOTELS, RESTAURANTS & LEISURE - 6 .1%
19th Holdings Golf LLC First Lien Term Loan
(SOFR + 3.25%), 6.96%, 2/7/2029
(1)
2,796 2,802
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.42%, 9/30/2030
(1)
1,269 1,200
Dave & Buster's, Inc. First Lien Term Loan B
(SOFR + 3.25%), 6.94%, 6/29/2029
(1)
1,126 988
(SOFR + 3.25%), 6.94%, 11/3/2031
(1)
276 223
Peninsula Pacific Entertainment LLC First Lien Term Loan B
(SOFR + 4.75%), 8.60%, 10/1/2032
(1)
442 442
Pioneer OpCo LLC First Lien Term Loan B
(SOFR + 3.25%), 7.06%, 5/16/2033
(1)
268 269
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.14%, 8/19/2030
(1)
1,798 1,789
7,713
HOUSEHOLD DURABLES - 2 .5%
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 6.97%, 6/29/2028
(1)
3,374 3,174
INSURANCE - 11 .0%
Acrisure LLC First Lien Term Loan B
(SOFR + 3.25%), 6.89%, 6/21/2032
(1)
2,044 1,842
Acrisure LLC First Lien Term Loan B6
(SOFR + 3.00%), 6.64%, 11/6/2030
(1)
1,084 978
Alera Group, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.39%, 5/31/2032
(1)
586 556
Alera Group, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.12%, 5/30/2033
(1)
1,325 1,258
Amynta Agency Borrower, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.14%, 12/29/2031
(1)
1,713 1,687
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 6.37%, 2/18/2031
(1)(2)
823 795
Baldwin Insurance Group Holdings LLC (The) First Lien Term Loan B2
(SOFR + 2.50%), 6.13%, 5/26/2031
(1)
809 791
Cross Financial Corp. First Lien Term Loan B4
(SOFR + 2.75%), 6.39%, 10/31/2031
(1)
1,759 1,680
Goosehead Insurance Holdings LLC First Lien Term Loan B
(SOFR + 3.00%), 6.64%, 1/8/2032
(1)
339 334
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.66%, 2/2/2033
(1)(2)
1,533 1,464
Lockton, Inc. First Lien Term Loan B
(SOFR + 2.00%), 5.66%, 4/25/2033
(1)
1,000 996
OneDigital Borrower LLC First Lien Term Loan
(SOFR + 3.00%), 6.64%, 7/2/2031
(1)
1,247 1,206
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 8.48%, 5/6/2032
(1)
357 345
13,932
Principal
Amount Value
IT SERVICES - 2 .0%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 6.99%, 12/6/2027
(1)
2,596 $ 2,586
LEISURE PRODUCTS - 8 .5%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.25%), 6.91%, 2/7/2033
(1)
1,244 1,245
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 8.73%, 9/29/2031
(1)
4,413 4,413
Latham Pool Products, Inc. First Lien Term Loan
(SOFR + 4.00%), 7.74%, 2/23/2029
(1)
1,882 1,873
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 4.00%), 7.96%, 6/1/2028
(1)
2,444 2,340
(SOFR + 5.50%), 9.35%, 6/1/2029
(1)
91 87
Peloton Interactive, Inc. First Lien Term Loan
(SOFR + 5.50%), 9.14%, 5/30/2029
(1)
790 790
10,748
MEDIA - 1 .0%
MJH Healthcare Holdings LLC First Lien Term Loan B
(SOFR + 2.75%), 6.39%, 1/29/2029
(1)
558 528
(SOFR + 3.75%), 7.37%, 1/29/2029
(1)
740 705
1,233
PASSENGER AIRLINES - 0 .4%
Vista Management Holding, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.44%, 4/1/2031
(1)
533 535
PROFESSIONAL SERVICES - 6 .1%
AQ Carver Buyer, Inc. First Lien Term Loan
(SOFR + 5.50%), 9.25%, 7/30/2029
(1)
1,598 1,300
Ryan LLC First Lien Term Loan
(SOFR + 3.50%), 7.14%, 11/5/2032
(1)
3,744 3,706
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.64%, 8/9/2030
(1)
2,774 2,717
7,723
SOFTWARE - 6 .7%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.25%), 5.98%, 2/24/2031
(1)
558 547
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.23%, 2/23/2032
(1)
471 464
AthenaHealth Group, Inc. First Lien Term Loan
(SOFR + 3.25%), 6.89%, 2/16/2032
(1)
2,182 2,157
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 7.93%, 2/10/2028
(1)
661 640
Ellucian Holdings, Inc. First Lien Term Loan B1
(SOFR + 2.50%), 6.14%, 10/9/2029
(1)
943 908
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 8.39%, 11/15/2032
(1)
402 387
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 8.63%, 7/27/2027
(1)
634 298
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 7.66%, 4/5/2030
(1)
1,836 1,449
UKG, Inc. First Lien Term Loan
(SOFR + 2.25%), 5.91%, 2/10/2031
(1)
1,726 1,622
8,472
SPECIALTY RETAIL - 2 .8%
Chewy, Inc. First Lien Term Loan
(SOFR + 2.25%), 6.09%, 6/23/2033
(1)
1,727 1,725
Evergreen Acqco 1 LP First Lien Term Loan
(SOFR + 2.50%), 6.17%, 9/17/2032
(1)
434 434
Great Outdoors Group LLC First Lien Term Loan B
(SOFR + 3.25%), 6.89%, 1/23/2032
(1)
985 987
Park River Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.19%, 3/17/2031
(1)
168 167

Artisan Partners Funds
Security
Country
Trading
Currency
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 6.37%, 2/18/2031
United Kingdom
USD
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan, 6.66%,
2/2/2033
Canada
USD
Kioxia Holdings Corp., 6.63%, 7/24/2033
Japan
USD
Skeena Resources Ltd., 8.50%, 4/1/2031
Canada
USD
Principal
Amount Value
SPECIALTY RETAIL (continued)
Specialty Building Products Holdings LLC First Lien Term Loan
(SOFR + 3.75%), 7.49%, 10/16/2028
(1)
236 $ 212
3,525
TEXTILES, APPAREL & LUXURY GOODS - 0 .5%
Champ Acquisition Corp. First Lien Term Loan
(SOFR + 3.25%), 6.89%, 11/7/2031
(1)
606 609
WIRELESS TELECOMMUNICATION SERVICES - 1 .3%
Galileo Parent, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.12%, 3/3/2033
(1)
1,690 1,694
Total bank loans
(
Cost
$111,580) 108,323
CORPORATE BONDS - 7.6%
BROADLINE RETAIL - 1 .0%
Photo Holdings LLC
12.00%, 7/1/2031
(3)
1,226 1,263
CAPITAL MARKETS - 0 .5%
Goldman Sachs Capital II
(SOFR + 1.03%), 4.69%, 7/5/2026
(1)(4)
720 577
DISTRIBUTORS - 0 .2%
S&S Holdings LLC
8.38%, 10/1/2031
(3)
209 198
HOTELS, RESTAURANTS & LEISURE - 1 .8%
TKC Holdings, Inc.
8.50%, 8/15/2030
(3)
1,092 1,124
12.00%, 2/15/2031
(3)
1,127 1,188
2,312
INSURANCE - 0 .8%
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 7/15/2033
(3)
1,027 983
IT SERVICES - 1 .2%
Arches Buyer, Inc.
4.25%, 6/1/2028
(3)
1,579 1,547
METALS & MINING - 0 .6%
Skeena Resources Ltd.
8.50%, 4/1/2031
(3)
(2)
739 776
PROFESSIONAL SERVICES - 0 .4%
VT Topco, Inc.
8.50%, 8/15/2030
(3)
446 453
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
Kioxia Holdings Corp.
6.63%, 7/24/2033
(3)
(2)
551 576
SOFTWARE - 0 .6%
UKG, Inc.
6.88%, 2/1/2031
(3)
837 813
SPECIALTY RETAIL - 0 .1%
Park River Holdings, Inc.
8.00%, 3/15/2031
(3)
168 170
Total corporate bonds
(
Cost
$9,642) 9,668
Shares
Held
COMMON STOCKS - 0.4%
GROUND TRANSPORTATION - 0 .0%
^
SIRVA Worldwide, Inc.
(5) *
2 1
Shares
Held Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
MP Topco Holdings LLC
(5) *
24 $ 421
SOFTWARE - 0 .1%
Matrix Exit Equity
(5) *
16 154
Total common stocks
(
Cost
$391) 576
PREFERRED STOCK - 0.1%
GROUND TRANSPORTATION - 0 .1%
SIRVA Worldwide, Inc.
(5)
*
(Cost $41)
–
^
73
No. of
Warrants
‡
WARRANT - 0.0%
FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027,
strike price $10
(5)(6)
*
(Cost $—)
1 —
Shares
Held
SHORT-TERM INVESTMENT - 6.2%
INVESTMENT COMPANY - 6.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(7)
(Cost $7,875)
7,875 7,875
Total investments - 100.0%
(Cost $129,529) 126,515
Other assets less liabilities - 0.0% (56)
Total net assets - 100.0%
#
$ 126,459
(1)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of June 30, 2026.
(2)
The Fund considers the company to be from outside the United States.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)
Perpetual security. The rate reflected was the rate in effect on June 30, 2026. The maturity date reflects the next call date.
(5)
Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners
Funds and administered by the valuation designee. In total, securities valued at a fair value were $649, or 0.5% of total net assets. See notes (2) and (3) in the accompanying notes.
(6)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)
Represents the current yield as of June 30, 2026.

Artisan Partners Funds
UNFUNDED LOAN COMMITMENTS
Values in thousands
Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of
$267 or
less than 0.1%
of the total net assets as of June 30, 2026, which could be drawn at the option of the borrower:
Borrower
Unfunded
Commitment
Amount
Unfunded
Value
Unrealized
Appreciation
(Depreciation)
Pye-Barker Fire & Safety LLC Delayed Draw First
Lien Term Loan $ 267 $ 267 $ –
^
$ – $ – $ –
$ 267 $ 267 $ –
^
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 5,906 4 .7%
Consumer Discretionary 34,663 27 .4
Consumer Staples 2,670 2 .1
Financials 27,734 21 .9
Industrials 20,818 16 .5
Information Technology 19,392 15 .3
Materials 5,803 4 .6
Real Estate 1,654 1 .3
Short-Term Investment 7,875 6 .2
Total investments $ 126,515 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN FOCUS FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands except per share amounts

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 93.2%
AEROSPACE & DEFENSE - 14 .2%
GE Aerospace
(1)
132 $ 49,263
Howmet Aerospace, Inc. 170 45,635
Rolls-Royce Holdings plc
(2)
5,351 102,541
197,439
BANKS - 8 .0%
Citigroup, Inc. 298 41,747
Citizens Financial Group, Inc. 989 69,322
111,069
CAPITAL MARKETS - 8 .5%
Bank of New York Mellon Corp. (The) 354 51,251
Goldman Sachs Group, Inc. (The) 66 67,145
118,396
ELECTRICAL EQUIPMENT - 5 .6%
AMETEK, Inc. 145 34,993
Rockwell Automation, Inc. 87 43,245
78,238
ENTERTAINMENT - 2 .6%
Live Nation Entertainment, Inc.
*
201 36,759
GROUND TRANSPORTATION - 4 .2%
CSX Corp. 1,245 59,173
HEALTH CARE EQUIPMENT & SUPPLIES - 2 .5%
Edwards Lifesciences Corp.
*
388 35,085
HEALTH CARE PROVIDERS & SERVICES - 3 .0%
UnitedHealth Group, Inc. 101 41,957
HOTELS, RESTAURANTS & LEISURE - 3 .3%
Hilton Worldwide Holdings, Inc. 137 45,369
MACHINERY - 2 .9%
Caterpillar, Inc. 30 32,319
Parker-Hannifin Corp. 8 7,750
40,069
PHARMACEUTICALS - 3 .1%
Eli Lilly & Co. 36 43,699
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 22 .2%
Analog Devices, Inc. 117 46,516
Applied Materials, Inc. 86 62,297
NVIDIA Corp.
(1)
482 96,381
Taiwan Semiconductor Manufacturing Co. Ltd., ADR
(2)
219 104,450
309,644
SOFTWARE - 2 .3%
Cadence Design Systems, Inc.
*
67 25,277
Palantir Technologies, Inc., Class A
*
58 6,782
32,059
SPECIALIZED REITS - 3 .2%
Equinix, Inc. 43 45,148
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
- 7 .6%
Apple, Inc. 321 92,850
Shares
Held Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
(continued)
Seagate Technology Holdings plc 14 $ 13,653
106,503
Total common stocks
(
Cost
$993,168) 1,300,607
No. of
Contracts
‡
OPTIONS PURCHASED - 5.5%
CALL OPTIONS - 3.7%
AEROSPACE & DEFENSE - 0.6%
General Electric Co.
9/18/2026 at USD 330.00; Notional Amount:
USD 57,218
1,531 8,271
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .9%
Astera Labs, Inc.
9/18/2026 at USD 230.00; Notional Amount:
USD 62,406
1,292 34,051
NVIDIA Corp.
9/18/2026 at USD 200.00; Notional Amount:
USD 77,435
3,870 6,279
40,330
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Apple, Inc.
9/18/2026 at USD 290.00; Notional Amount:
USD 64,672
2,235 3,475
Total Call Options 52,076
PUT OPTIONS - 1.8%
AEROSPACE & DEFENSE - 0.1%
General Electric Co.
7/17/2026 at USD 350.00; Notional Amount:
USD 57,031
1,526 755
BANKS - 0.1%
Citigroup, Inc.
7/17/2026 at USD 138.00; Notional Amount:
USD 38,643
2,761 939
CAPITAL MARKETS - 0.2%
Goldman Sachs Group, Inc. (The)
7/17/2026 at USD 1,030.00; Notional Amount:
USD 59,772
591 2,447
FINANCIAL SERVICES - 0.7%
VanEck Semiconductor ETF
8/21/2026 at USD 620.00; Notional Amount:
USD 192,110
2,929 10,149
MACHINERY - 0.0%
^
Caterpillar, Inc.
7/17/2026 at USD 1,000.00; Notional Amount:
USD 29,711
279 382
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .7%
Applied Materials, Inc.
7/17/2026 at USD 700.00; Notional Amount:
USD 82,350
1,139 4,570

Artisan Partners Funds
Security
Country
Trading
Currency
Rolls-Royce Holdings plc
United Kingdom
GBP
Taiwan Semiconductor Manufacturing Co. Ltd.
Taiwan
USD
No. of
Contracts
‡
Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
Astera Labs, Inc.
7/17/2026 at USD 480.00; Notional Amount:
USD 57,286
1,186 $ 5,319
9,889
Total Put Options 24,561
Total Options Purchased
(
Cost
$48,168) 76,637
Shares
Held
SHORT-TERM INVESTMENT - 4.1%
INVESTMENT COMPANY - 4.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(3)
(Cost $56,539)
56,539 56,539
Total investments - 102.8%
(Cost $1,097,875) 1,433,783
WRITTEN OPTION CONTRACTS - (1.0)%
(Premiums received $(9,359)) (14,029)
Other assets less liabilities - (1.8%) (25,314)
Total net assets - 100.0%
#
$ 1,394,440
(1)
At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for written options.
(2)
The Fund considers the company to be from outside the United States.
(3)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 36,759 2 .6%
Consumer Discretionary 45,369 3 .2
Financials 243,000 16 .9
Health Care 120,741 8 .4
Industrials 384,327 26 .8
Information Technology 501,900 35 .0
Real Estate 45,148 3 .1
Short-Term Investment 56,539 4 .0
Total investments $ 1,433,783 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
GBP $ 102,541 7 .2%
USD 1,331,242 92 .8
Total investments $ 1,433,783 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
USD 113,243 GBP 83,492 JPM 7/31/2026 2,497
Total unrealized appreciation 2,497
GBP 12,662 USD 17,048 JPM 7/31/2026 (253)
USD 2,610 GBP 1,977 JPM 7/31/2026 (13)
Total unrealized depreciation (266)
Net unrealized appreciation 2,231
WRITTEN OPTION CONTRACTS
Dollar values in thousands except exercise price
Call Options
Number of
Contracts ‡ Description
Exercise
Price
($)
Notional
Amount
($) Expiration Date
Premiums Paid
(Received)
by Fund
($)
Market
Value
($)
Unrealized
Appreciation
(Depreciation)
($)
826 Applied Materials, Inc. 750.00 59,720 7/17/2026 (3,955) (3,558) 397
1,135 Astera Labs, Inc. 490.00 54,823 8/21/2026 (4,525) (9,602) (5,077)
1,631 General Electric Co. 395.00 60,955 7/17/2026 (879) (869) 10
Total written option contracts $ – $ – $ –
Total written option contracts (9,359) (14,029) (4,670)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL DISCOVERY FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 94.1%
CHINA - 1 .1%
H World Group Ltd., ADR 32 $ 1,319
DENMARK - 4 .3%
Ascendis Pharma A/S
*
20 5,283
FINLAND - 0 .4%
Amer Sports, Inc.
*
13 442
GERMANY - 0 .0%
^
flatexDEGIRO SE 2 69
ISRAEL - 1 .1%
Cellebrite DI Ltd.
*
94 1,366
ITALY - 0 .7%
Brunello Cucinelli SpA 9 860
JAPAN - 1 .0%
Maruwa Co. Ltd. 3 1,219
NETHERLANDS - 5 .7%
Argenx SE, ADR
*
5 4,573
ASM International NV 1 1,199
Redcare Pharmacy NV
(1) *
16 1,212
6,984
SINGAPORE - 3 .6%
Sea Ltd., ADR
*
23 2,199
STMicroelectronics NV, ADR 29 2,153
4,352
SWITZERLAND - 2 .6%
Galderma Group AG 9 1,963
Sandoz Group AG 13 1,189
3,152
UNITED KINGDOM - 4 .1%
Babcock International Group plc 191 2,415
Games Workshop Group plc 5 1,426
London Stock Exchange Group plc 11 1,178
5,019
UNITED STATES - 69 .5%
Akamai Technologies, Inc.
*
9 1,034
API Group Corp.
*
68 2,862
Arxis, Inc., Class A
*
18 819
Astera Labs, Inc.
*
1 686
Baker Hughes Co., Class A 28 1,540
Bruker Corp. 17 1,030
BWX Technologies, Inc. 8 1,599
CH Robinson Worldwide, Inc. 7 1,343
Cognex Corp. 28 2,032
Coherent Corp.
*
4 1,522
Compass, Inc., Class A
*
230 2,839
Entegris, Inc. 13 2,407
Everpure, Inc., Class A
*
5 376
Fifth Third Bancorp 30 1,719
FTAI Aviation Ltd. 5 1,290
Ingersoll Rand, Inc. 21 1,700
Insmed, Inc.
*
22 2,359
IRhythm Holdings, Inc.
*
16 1,946
Kratos Defense & Security Solutions, Inc.
*
11 567
Lattice Semiconductor Corp.
*
21 3,222
Liberty Media Corp-Liberty Formula One, Class C
*
26 2,494
Shares
Held Value
UNITED STATES (continued)
Live Nation Entertainment, Inc.
*
13 $ 2,312
MACOM Technology Solutions Holdings, Inc.
*
4 1,438
Martin Marietta Materials, Inc. 1 598
Medline, Inc., Class A
*
36 1,409
Modine Manufacturing Co.
*
14 3,620
Monolithic Power Systems, Inc. 1 1,591
Neptune Insurance Holdings, Inc., Class A
*
14 439
RBC Bearings, Inc.
*
6 3,902
SiteOne Landscape Supply, Inc.
*
10 1,090
SiTime Corp.
*
2 1,414
Somnigroup International, Inc. 15 1,153
Spotify Technology SA
*
7 3,359
Teledyne Technologies, Inc.
*
4 2,755
Texas Roadhouse, Inc., Class A 8 1,543
Tradeweb Markets, Inc., Class A 14 1,430
Twilio, Inc., Class A
*
5 996
Twist Bioscience Corp.
*
27 2,812
Tyler Technologies, Inc.
*
6 1,750
US Foods Holding Corp.
*
29 2,948
Veracyte, Inc.
*
45 2,668
Viking Holdings Ltd.
*
9 985
Waystar Holding Corp.
*
48 976
WESCO International, Inc. 3 1,122
West Pharmaceutical Services, Inc. 11 4,060
Woodward, Inc. 7 3,182
84,938
Total common stocks
(
Cost
$75,673) 115,003
SHORT-TERM INVESTMENT - 4 .1%
2
INVESTMENT COMPANY - 4 .1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(2)
(Cost $5,002)
5,002 5,002
Total investments - 98.2%
(Cost $80,675) 120,005
Other assets less liabilities - 1.8% 2,182
Total net assets - 100.0%
#
$ 122,187
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the
value of these securities was $1,212 or 1.0% of net assets.
(2)
Represents the current yield as of June 30, 2026.

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 8,165 6 .8%
Consumer Discretionary 9,927 8 .3
Consumer Staples 4,160 3 .5
Energy 1,540 1 .3
Financials 4,835 4 .0
Health Care 30,268 25 .2
Industrials 25,511 21 .2
Information Technology 27,160 22 .6
Materials 598 0 .5
Real Estate 2,839 2 .4
Short-Term Investment 5,002 4 .2
Total investments $ 120,005 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 3,152 2 .6%
EUR 3,340 2 .8
GBP 5,019 4 .2
JPY 1,219 1 .0
USD 107,275 89 .4
Total investments $ 120,005 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL EQUITY FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 98.4%
AUSTRIA - 1 .2%
Frequentis AG 35 $ 2,405
BRAZIL - 1 .0%
Embraer SA, ADR 34 2,156
CHILE - 0 .7%
Nuam SA 222 1,462
CHINA - 5 .4%
Contemporary Amperex Technology Co. Ltd., Class A 136 7,895
Tencent Holdings Ltd. 58 3,162
11,057
DENMARK - 1 .6%
NKT A/S
*
22 3,224
FRANCE - 5 .2%
Air Liquide SA 7 1,479
SPIE SA 161 9,265
10,744
GERMANY - 1 .9%
MTU Aero Engines AG 10 3,981
GREECE - 9 .2%
Alpha Bank SA 1,727 7,797
Piraeus Bank SA
*
442 4,591
Public Power Corp. SA 248 6,530
18,918
HONG KONG - 2 .0%
Sun Hung Kai Properties Ltd. 109 1,554
Techtronic Industries Co. Ltd. 155 2,551
4,105
IRELAND - 1 .2%
Ryanair Holdings plc 77 2,408
ITALY - 3 .2%
Enel SpA 315 3,621
Italgas SpA 257 2,977
6,598
JAPAN - 10 .7%
Fujikura Ltd. 60 2,304
Japan Post Bank Co. Ltd. 110 2,063
Japan Steel Works Ltd. (The) 61 2,894
Mitsubishi UFJ Financial Group, Inc. 266 5,248
Otsuka Holdings Co. Ltd. 12 824
SKY Perfect JSAT Corp. 339 5,574
Sumitomo Electric Industries Ltd. 179 3,219
22,126
NETHERLANDS - 2 .2%
Argenx SE, ADR
*
2 1,877
Argenx SE
*
—
^
215
ASML Holding NV 1 1,804
BE Semiconductor Industries NV 2 623
4,519
SINGAPORE - 0 .2%
Singapore Technologies Engineering Ltd. 54 430
SOUTH KOREA - 5 .8%
Hyosung Heavy Industries Corp. —
^
746
LIG Defense&Aerospace Co. Ltd. 10 4,448
MNC Solution Co. Ltd. 113 1,715
Shares
Held Value
SOUTH KOREA (continued)
Samsung Electronics Co. Ltd. 13 $ 2,742
Samsung Electronics Co. Ltd., GDR
(1)
—
^
1,294
SNT Dynamics Co. Ltd. 43 974
11,919
SPAIN - 2 .4%
CaixaBank SA 354 5,004
SWEDEN - 2 .4%
Ovzon AB
(1) *
1,110 5,034
SWITZERLAND - 1 .0%
UBS Group AG 44 2,160
TAIWAN - 4 .0%
Taiwan Semiconductor Manufacturing Co. Ltd. 109 8,246
TURKEY - 2 .0%
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret
A/S, Class B
699 4,146
UNITED KINGDOM - 20 .7%
AstraZeneca plc (LSE) 6 1,193
AstraZeneca plc (NYSE) 4 842
Babcock International Group plc 223 2,810
Balfour Beatty plc 368 4,232
British American Tobacco plc 119 7,394
Diageo plc 115 2,330
J Sainsbury plc 912 3,869
Lloyds Banking Group plc 2,089 3,078
National Grid plc 484 8,015
SSE plc 90 2,924
Tesco plc 974 5,924
42,611
UNITED STATES - 14 .4%
Antero Midstream Corp. 193 4,385
Applied Aerospace & Defense, Inc.
(2) *
134 3,061
Boston Scientific Corp.
*
55 2,329
Constellation Brands, Inc., Class A 14 1,947
Mastercard, Inc., Class A 7 3,646
Philip Morris International, Inc. 23 4,088
Stryker Corp. 6 1,853
Visa, Inc., Class A 10 3,555
WaterBridge Infrastructure LLC, Class A
(2)
138 4,740
29,604
Total common stocks
(
Cost
$178,034) 202,857
SHORT-TERM INVESTMENT - 3 .5%
2
INVESTMENT COMPANY - 3 .5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(3)(4)
(Cost $7,176)
7,176 7,176
Total investments - 101.9%
(Cost $185,210) 210,033
Other assets less liabilities - (1.9)% (3,931)
Total net assets - 100.0%
#
$ 206,102

Artisan Partners Funds
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the
value of these securities was $6,328 or 3.1% of net assets.
(2)
All or a portion of security is on loan at June 30, 2026.
(3)
Security is partially used as collateral for securities lending. At June 30, 2026, the Fund had loaned securities with a total value of $7,406. This was collateralized by cash of $7,176 which was subsequently invested in an investment company.
(4)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 13,770 6 .6%
Consumer Discretionary 3,219 1 .5
Consumer Staples 25,552 12 .2
Energy 9,125 4 .3
Financials 38,604 18 .4
Health Care 9,133 4 .3
Industrials 61,645 29 .4
Information Technology 14,709 7 .0
Materials 1,479 0 .7
Real Estate 1,554 0 .7
Utilities 24,067 11 .5
Short-Term Investment 7,176 3 .4
Total investments $ 210,033 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 2,160 1 .0%
CLP 1,462 0 .7
CNY 7,895 3 .8
DKK 3,224 1 .5
EUR 52,700 25 .1
GBP 41,769 19 .9
HKD 7,267 3 .5
JPY 22,126 10 .5
KRW 10,625 5 .1
SEK 5,034 2 .4
SGD 430 0 .2
TRY 4,146 2 .0
TWD 8,246 3 .9
USD 42,949 20 .4
Total investments $ 210,033 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL OPPORTUNITIES FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 95.9%
BELGIUM - 1 .8%
UCB SA 96 $ 28,589
CANADA - 2 .0%
Shopify, Inc., Class A
*
276 31,548
CHINA - 2 .1%
H World Group Ltd., ADR 354 14,776
Tencent Holdings Ltd. 335 18,348
33,124
JAPAN - 2 .3%
Keyence Corp. 74 36,693
NETHERLANDS - 4 .4%
Argenx SE, ADR
*
77 71,364
SINGAPORE - 2 .7%
Sea Ltd., ADR
*
288 27,558
STMicroelectronics NV, ADR 223 16,675
44,233
SOUTH KOREA - 0 .7%
Samsung Electronics Co. Ltd. 52 11,115
TAIWAN - 4 .8%
Delta Electronics, Inc. 126 7,713
Taiwan Semiconductor Manufacturing Co. Ltd. 915 69,221
76,934
UNITED KINGDOM - 7 .0%
AstraZeneca plc 214 40,064
BAE Systems plc 1,636 40,008
London Stock Exchange Group plc 301 32,628
112,700
UNITED STATES - 68 .1%
Advanced Micro Devices, Inc.
*
69 40,172
Akamai Technologies, Inc.
*
119 14,097
Amazon.com, Inc.
*
462 110,096
Baker Hughes Co., Class A 749 41,577
Broadcom, Inc. 167 63,174
Capital One Financial Corp. 134 26,949
Carrier Global Corp. 544 39,884
CBRE Group, Inc., Class A
*
283 38,103
Corning, Inc. 83 21,307
DoorDash, Inc., Class A
*
109 20,145
Eaton Corp. plc 44 18,921
Edwards Lifesciences Corp.
*
449 40,652
Eli Lilly & Co. 31 36,753
Fifth Third Bancorp 477 26,893
GE Aerospace 71 26,594
GE Vernova, Inc. 47 55,625
Insmed, Inc.
*
287 30,645
JPMorgan Chase & Co. 105 34,291
L3Harris Technologies, Inc. 134 38,854
Lam Research Corp. 94 40,559
Linde plc 69 35,713
MongoDB, Inc., Class A
*
30 9,998
NVIDIA Corp. 94 18,766
Robinhood Markets, Inc., Class A
*
196 19,668
RTX Corp. 203 38,557
ServiceNow, Inc.
*
122 12,139
SiTime Corp.
*
22 16,222
Shares
Held Value
UNITED STATES (continued)
Somnigroup International, Inc. 285 $ 22,348
Space Exploration Technologies Corp., Class A
*
71 12,179
Spotify Technology SA
*
72 33,226
West Pharmaceutical Services, Inc. 139 50,003
Williams Cos., Inc. (The) 464 34,492
Woodward, Inc. 57 24,099
1,092,701
Total common stocks
(
Cost
$1,180,349) 1,539,001
SHORT-TERM INVESTMENT - 2 .6%
2
INVESTMENT COMPANY - 2 .6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(1)
(Cost $42,521)
42,521 42,521
Total investments - 98.5%
(Cost $1,222,870) 1,581,522
Other assets less liabilities - 1.5% 23,827
Total net assets - 100.0%
#
$ 1,605,349
(1)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 63,753 4 .0%
Consumer Discretionary 194,923 12 .3
Energy 76,069 4 .8
Financials 140,429 8 .9
Health Care 298,070 18 .8
Industrials 282,542 17 .9
Information Technology 409,399 25 .9
Materials 35,713 2 .3
Real Estate 38,103 2 .4
Short-Term Investment 42,521 2 .7
Total investments $ 1,581,522 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 28,589 1 .8%
GBP 112,700 7 .1
HKD 18,348 1 .2
JPY 36,693 2 .3
KRW 11,115 0 .7
TWD 76,934 4 .9
USD 1,297,143 82 .0
Total investments $ 1,581,522 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL UNCONSTRAINED FUND
Consolidated Schedule of Investments — June 30, 2026 (Unaudited)
Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
SOVEREIGN GOVERNMENT BONDS - 41.0%
ALBANIA - 0 .3%
Albanian Government Bond
2.85%, 4/11/2027 ALL 68,700 $ 832
4.30%, 7/10/2027 ALL 14,800 181
6.00%, 2/13/2028 ALL 12,500 158
5.25%, 1/26/2029 ALL 21,500 274
5.63%, 11/8/2030 ALL 26,000 342
4.05%, 2/7/2032 ALL 133,370 1,629
3,416
ARGENTINA - 2 .1%
Argentine Republic
1.00%, 7/9/2029 1,600 1,015
0.76%, 7/9/2030
(1)
43,950 27,444
28,459
ARMENIA - 0 .1%
Republic of Armenia
9.25%, 4/29/2028 AMD 713,602 2,009
BAHAMAS - 6 .1%
Commonwealth of the Bahamas
6.00%, 11/21/2028
(2)
950 955
9.00%, 6/16/2029
(2)
4,567 4,921
6.95%, 11/20/2029
(2)
404 412
8.95%, 10/15/2032
(2)
12,539 14,101
8.25%, 6/24/2036
(2)
54,640 61,374
81,763
BENIN - 1 .1%
Benin Government Bond
4.88%, 1/19/2032
(2)
EUR 1,664 1,865
4.95%, 1/22/2035
(2)
EUR 8,926 9,644
6.88%, 1/19/2052
(2)
EUR 2,398 2,571
14,080
CONGO - 1 .2%
Congo Government Bond
9.50%, 2/17/2035
(2)
16,799 16,352
CONGO, DEMOCRATIC REPUBLIC OF THE - 0 .5%
DRC International Bond
8.75%, 4/16/2032
(2)
7,054 7,311
DOMINICAN REPUBLIC - 1 .4%
Dominican Republic Government Bond
5.95%, 1/25/2027
(2)
18,000 18,132
ECUADOR - 2 .7%
Republic of Ecuador
6.90%, 7/31/2030
(1)(2)
3,514 3,522
8.75%, 1/29/2034
(2)
12,068 12,201
6.90%, 7/31/2035
(1)(2)
15,675 14,429
9.25%, 1/29/2039
(2)
6,294 6,476
36,628
EL SALVADOR - 1 .3%
Republic of El Salvador
8.63%, 2/28/2029
(2)
11,568 12,217
4.00%, 4/17/2030 IO
(1)(2)
62,800 1,989
4.00%, 4/17/2030 IO
(1)(3)
4,404 176
Principal
Amount Value
EL SALVADOR (continued)
Republic of El Salvador (continued)
9.25%, 4/17/2030
(2)
3,278 $ 3,541
17,923
GEORGIA - 1 .5%
Republic of Georgia
9.00%, 3/8/2029 GEL 3,500 1,357
8.25%, 8/28/2029 GEL 4,507 1,715
8.38%, 7/25/2031 GEL 22,172 8,371
9.00%, 4/28/2032 GEL 14,294 5,520
8.75%, 12/23/2032 GEL 9,756 3,712
20,675
GHANA - 0 .0%
Republic of Ghana
Zero Coupon, 7/3/2026
(2)
—
^
—
^
HONDURAS - 0 .7%
Republic of Honduras
6.25%, 1/19/2027
(2)
9,230 9,307
HUNGARY - 1 .5%
Hungary Government Bond
4.25%, 5/26/2033
(2)
EUR 16,900 19,920
ICELAND - 2 .5%
Republic of Iceland
6.75%, 10/15/2026 ISK 1,272,917 10,073
8.00%, 4/15/2027 ISK 688,000 5,457
7.00%, 9/17/2035 ISK 1,990,711 15,781
4.50%, 2/17/2042 ISK 290,100 1,809
33,120
INDIA - 0 .2%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029
(2)
INR 80,000 837
International Bank for Reconstruction & Development
6.50%, 4/17/2030 INR 63,000 648
Republic of India
7.54%, 5/23/2036 INR 88,000 977
2,462
IRAQ - 0 .5%
Republic of Iraq
5.80%, 1/15/2028
(2)
6,361 6,314
KAZAKHSTAN - 2 .4%
Baiterek National Investment Holding JSC
16.95%, 4/2/2029
(2)
KZT 4,545,000 9,565
Republic of Kazakhstan
10.40%, 5/19/2027 KZT 605,000 1,214
5.00%, 4/18/2028 KZT 800,000 1,413
16.95%, 10/9/2030 KZT 720,000 1,580
15.18%, 2/5/2032 KZT 1,800,000 3,709
14.45%, 6/5/2033 KZT 1,600,000 3,326
14.00%, 2/13/2035 KZT 2,685,000 5,510
11.05%, 1/28/2037 KZT 1,390,000 2,372
7.90%, 12/20/2038 KZT 2,100,000 2,735
31,424
KENYA - 0 .4%
Republic of Kenya
7.00%, 5/22/2027
(2)
163 164

Artisan Partners Funds
Principal
Amount Value
KENYA (continued)
Republic of Kenya (continued)
9.75%, 2/16/2031
(2)
5 $ 5
18.46%, 8/9/2032 KES 51,000 466
12.50%, 1/10/2033 KES 322,150 2,529
13.94%, 10/27/2036 KES 182,600 1,495
12.26%, 1/5/2037 KES 82,700 650
5,309
LAO PEOPLES DEMOCRATIC REPUBLIC - 2 .8%
Laos Government International Bond
11.25%, 11/12/2030
(2)
35,196 37,669
37,669
MONGOLIA - 0 .2%
State of Mongolia
3.50%, 7/7/2027
(2)
3,096 3,039
NIGERIA - 1 .4%
Federal Republic of Nigeria
16.25%, 4/18/2037 NGN 2,807,229 1,939
Nigeria Government Bond
6.50%, 11/28/2027
(2)
17,000 17,128
19,067
OMAN - 1 .0%
Oman Government Bond
5.38%, 3/8/2027
(2)
8,000 8,041
6.75%, 10/28/2027
(2)
4,723 4,845
12,886
PAKISTAN - 1 .5%
Islamic Republic of Pakistan
6.88%, 12/5/2027
(2)
19,300 19,497
PAPUA NEW GUINEA - 0 .9%
Papua New Guinea Government International Bond
8.38%, 10/4/2028
(2)
11,936 12,513
SAUDI ARABIA - 1 .0%
KSA Sukuk Ltd.
5.25%, 6/4/2027
(2)
13,000 13,084
TAJIKISTAN - 0 .7%
Republic of Tajikistan
7.13%, 9/14/2027
(2)
8,781 8,847
TUNISIA - 0 .2%
Tunisian Republic
3.28%, 8/9/2027 JPY 400,000 2,359
UGANDA - 0 .7%
Republic of Uganda
14.13%, 1/13/2028 UGX 11,689,300 3,289
15.55%, 7/6/2028 UGX 21,299,800 6,116
9,405
URUGUAY - 1 .0%
Oriental Republic of Uruguay
8.00%, 10/29/2035 UYU 511,950 13,050
UZBEKISTAN - 1 .0%
National Bank of Uzbekistan
17.95%, 7/17/2028
(2)
UZS 8,320,000 736
Republic of Uzbekistan International Bond
16.25%, 10/12/2026
(2)
UZS 2,500,000 213
15.50%, 2/25/2028
(2)
UZS 69,070,000 6,146
12.25%, 4/13/2029
(3)
UZS 65,740,000 5,626
12,721
Principal
Amount Value
ZAMBIA - 2 .1%
Republic of Zambia
14.25%, 6/29/2028 ZMW 6,300 $ 350
5.75%, 6/30/2033
(1)(2)
17,515 17,298
19.00%, 8/18/2035 ZMW 10,825 656
17.19%, 1/26/2036 ZMW 21,649 1,237
20.00%, 6/23/2040 ZMW 5,412 338
17.59%, 2/16/2041 ZMW 150,000 8,397
28,276
Total sovereign government bonds
(
Cost
$539,931) 547,017
CORPORATE BONDS - 17.8%
ANGOLA - 0 .2%
Azule Energy Finance plc
8.25%, 1/22/2031
(2)
778 779
8.63%, 1/22/2033
(2)
2,400 2,404
3,183
ARGENTINA - 1 .2%
Cia General de Combustibles SA
11.88%, 11/28/2030
(2)
8,100 8,207
MSU Energy SA
9.75%, 12/5/2030
(2)
7,022 7,109
15,316
AUSTRALIA - 0 .3%
Brightstar Resources Ltd.
12.50%, 3/18/2030
(2)
4,700 4,613
BRAZIL - 3 .4%
Creditas Financial Solutions Ltd.
10.50%, 4/28/2029 2,650 2,627
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031
(2)
9,501 8,926
Movida Europe SA
9.70%, 10/11/2033
(2)
15,368 14,715
Oceanica Lux
11.25%, 5/8/2031
(2)
2,350 2,371
OHI Group SA
13.00%, 7/22/2029
(2)
4,817 4,992
Raizen Fuels Finance SA
6.25%, 7/8/2032
(2)(4)
4,723 2,598
6.45%, 3/5/2034
(2)(4)
1,627 900
Unigel Luxembourg SA
13.50% Cash, or 15.00% PIK, 12/31/2027
(2)
90 5
11.00%, 12/31/2028
(2)
240 7
Vamos Europe SA
9.20%, 1/26/2031
(2)
9,020 8,602
45,743
CAYMAN ISLANDS - 0 .2%
Eldorado Drilling Bondco Ltd.
9.13%, 6/24/2030
(2)
1,100 1,102
MM Mirage Bluewater II Ltd.
8.75%, 6/29/2029
(2)
1,500 1,489
2,591
COLOMBIA - 0 .4%
Canacol Energy Ltd.
5.75%, 11/24/2028
(2)(4)
3,978 1,394
Gran Tierra Energy, Inc.
9.75%, 4/15/2031
(3)
3,427 3,010
9.75%, 4/15/2031
(2)
1,320 1,159
5,563

Artisan Partners Funds
Principal
Amount Value
KAZAKHSTAN - 0 .6%
Development Bank of Kazakhstan JSC
16.95%, 5/8/2029
(2)
KZT 3,565,500 $ 7,527
LUXEMBOURG - 0 .3%
FORESEA Holding SA
7.50%, 6/15/2030
(2)
979 967
IuteCredit Finance Sarl
12.00%, 12/6/2030
(2)
EUR 2,320 2,625
3,592
MEXICO - 0 .1%
Banco Plata SA
15.50%, 7/16/2028
1,485 1,636
MOLDOVA, REPUBLIC OF - 0 .1%
Aragvi Finance International DAC
11.13%, 11/20/2029
(2)
1,331 1,061
NETHERLANDS - 0 .8%
Bluewater Holding BV
9.88%, 5/28/2031
(2)
1,147 1,179
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029 964 925
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden
NV
11.00%, 3/27/2028
(5)
UZS 3,000,000 248
Sampa Finance And Investment BV
9.50%, 7/7/2031
(2)
EUR 6,934 7,829
Unigel Netherlands Holding Corp. BV
15.00% Cash, or 15.00% PIK, 12/31/2044
(2)
254 —
10,181
NORWAY - 0 .1%
Panoro Energy ASA
10.25%, 12/11/2029
1,744 1,801
SOUTH AFRICA - 3 .9%
Absa Bank Ltd., Credit-Linked Note
Zero Coupon, 7/16/2026 EGP 700,042 14,087
Zero Coupon, 8/13/2026 EGP 188,700 3,740
Zero Coupon, 9/10/2026 EGP 379,000 7,403
Zero Coupon, 9/24/2026 EGP 118,900 2,303
Zero Coupon, 10/22/2026 EGP 317,000 6,003
Zero Coupon, 10/29/2026 EGP 180,000 3,386
Zero Coupon, 11/19/2026 EGP 394,000 7,337
Zero Coupon, 1/14/2027 EGP 405,000 7,263
51,522
SWAZILAND - 0 .2%
Central Bank of Eswatini
11.88%, 5/8/2027 ZAR 33,000 2,042
12.18%, 8/1/2030 ZAR 18,000 1,112
3,154
TURKEY - 0 .5%
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036
(2)
7,151 7,251
UNITED ARAB EMIRATES - 0 .1%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028
(2)
1,470 1,581
Principal
Amount Value
UNITED KINGDOM - 3 .8%
ACG Holdco 1 plc
14.75%, 1/13/2029 6,250 $ 6,898
Anglo Tunisian Oil & Gas Ltd.
17.00%, 6/8/2029
(2)
21,590 20,942
EnQuest plc
9.88%, 4/30/2031
(2)
2,108 2,157
Galileo Global Technologies Ltd.
13.75%, 3/4/2028 607 604
13.75%, 3/4/2028
(2)(5)(6)
316 —
Zero Coupon, 11/14/2099
(5)(6)
60 —
Jadestone Energy UK plc
12.00%, 4/14/2031
(2)
9,425 9,603
Salmon Group Ltd.
15.00%, 5/5/2028 5,454 5,518
Trident Energy Finance plc
12.50%, 11/30/2029
(2)
4,943 5,202
50,924
URUGUAY - 0 .8%
Navios South American Logistics, Inc.
8.88%, 7/14/2030
(2)
9,800 10,155
UZBEKISTAN - 0 .8%
TBC Bank JSCB, Credit-Linked Note
22.00%, 6/5/2028
(5)(6)
UZS 92,000,000 8,627
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027
(2)
UZS 22,520,000 1,970
10,597
Total corporate bonds
(
Cost
$236,548) 237,991
Shares
Held
COMMON STOCKS - 5.4%
AUSTRALIA - 0 .1%
Bellevue Gold Ltd.
*
617 519
West Wits Mining Ltd.
*
1,800 505
1,024
BRAZIL - 0 .2%
Constellation Oil Services Holding SA 139 1,839
Ventura Offshore Holding Ltd.
*
340 962
2,801
CANADA - 0 .8%
Allied Gold Corp.
*
37 888
B2Gold Corp. 431 1,616
Meren Energy, Inc. 1,673 2,276
NG Energy International Corp.
*
5,392 5,399
Torex Gold Resources, Inc. 14 577
10,756
COLOMBIA - 0 .9%
Aris Mining Corp.
*
775 11,561
GABON - 0 .1%
BW Energy Ltd.
*
152 795
GEORGIA - 1 .3%
Georgia Capital plc
*
163 9,015
Lion Finance Group plc 40 6,012
TBC Bank Group plc 51 2,986
18,013
IRAQ - 0 .0%
^
Genel Energy plc
*
22 15
ISRAEL - 0 .1%
Energean plc 98 887

Artisan Partners Funds
Shares
Held Value
IVORY COAST - 0 .1%
Endeavour Mining plc 38 $ 1,845
KAZAKHSTAN - 0 .3%
Solidcore Resources plc
*
438 3,564
MALAYSIA - 0 .0%
^
Hibiscus Petroleum Bhd. 1,729 776
NETHERLANDS - 0 .0%
Stichting Administratiekantoor Unigel Creditors, ADR
(5)(6) *
1 —
NIGERIA - 0 .1%
SEPLAT Energy plc
(2)
155 1,062
NORWAY - 0 .4%
BLUENORD ASA 65 3,294
DNO ASA 421 695
Panoro Energy ASA 299 778
Var Energi ASA 190 789
5,556
SOUTH AFRICA - 0 .1%
Pan African Resources plc 662 839
THAILAND - 0 .0%
^
Valeura Energy, Inc.
*
95 696
UNITED KINGDOM - 0 .6%
Afentra plc
*
1,000 785
Jadestone Energy plc
*
7,736 2,976
Paratus Energy Services Ltd. 867 4,045
7,806
UNITED STATES - 0 .1%
Aura Minerals, Inc. 14 861
VAALCO Energy, Inc. 148 751
1,612
VIRGIN ISLANDS, BRITISH - 0 .2%
ACG Metals Ltd., Class A
*
101 2,286
Total common stocks
(
Cost $60,858
) 71,894
Principal
Amount
BANK LOANS - 2 .5%
COLOMBIA - 0 .1%
Canacol Energy Ltd. First Lien Term Loan
(SOFR + 13.00%), 15.00%, 9/30/2026
(5)(6)(7)
636 636
Canacol Energy Ltd. First Lien Term Loan A
15.00%, 9/30/2026
(5)(6)
850 850
1,486
COTE D'IVOIRE - 1 .8%
Republic of Cote d'Ivoire First Lien Term Loan
(EURIBOR + 2.85%), 4.92%, 7/17/2026
(5)(6)(7)
EUR 5,555 6,347
(EURIBOR + 2.60%), 4.91%, 3/9/2027
(5)(6)(7)
EUR 15,100 17,253
23,600
PARAGUAY - 0 .0%
^
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.15%, 12/11/2026
(5)(6)(7)
229 27
TANZANIA - 0 .6%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.20%), 8.83%, 1/15/2032
(5)(6)(7)
6,478 6,478
Principal
Amount Value
TANZANIA (continued)
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.07%, 3/5/2031
(5)(6)(7)
2,200 $ 2,192
8,670
Total bank loans
(
Cost
$34,194) 33,783
Shares
Held
EXCHANGE TRADED FUND - 1.2%
Equity Funds - 1 .2%
VanEck Junior Gold Miners ETF
(Cost $13,030) 156 15,278
CLOSED END FUNDS - 0.3%
BERMUDA - 0 .0%
^
ASA Gold and Precious Metals Ltd. 14 737
UNITED STATES - 0 .3%
Central and Eastern Europe Fund, Inc. 173 3,565
Total closed end funds
  (
Cost $3,873
) 4,302
No. of
Contracts
OPTIONS PURCHASED - 0 .1%
CALL OPTIONS - 0.1%
Foreign Exchange Currency Options - 0 .1%
Foreign Exchange USD/EUR
1/29/2027 at USD 0.86; Notional Amount:
USD 14,275
Counterparty: Citibank, N.A.
(8)
14,275,380 286
1/29/2027 at USD 0.86; Notional Amount:
USD 31,007
Counterparty: Citibank, N.A.
(8)
31,006,710 631
2/18/2028 at USD 0.88; Notional Amount:
USD 32,935
Counterparty: Citibank, N.A.
(8)
32,935,300 637
Total Options Purchased
(
Cost
$1,097) 1,554
Principal
Amount
SHORT-TERM INVESTMENTS - 40.0%
SOVEREIGN GOVERNMENT TREASURY BILLS - 11.6%
ALBANIA - 0 .2%
Republic of Albania
2.55%, 7/16/2026
(9)
ALL 104,300 1,268
2.76%, 9/24/2026
(9)
ALL 115,000 1,389
2,657
ARMENIA - 0 .5%
Republic of Armenia
6.56%, 11/2/2026
(9)
AMD 357,000 949
6.65%, 11/30/2026
(9)
AMD 253,125 669
6.57%, 2/1/2027
(9)
AMD 407,610 1,067
6.83%, 4/5/2027
(9)
AMD 407,610 1,053
6.80%, 5/4/2027
(9)
AMD 407,610 1,048
6.88%, 5/31/2027
(9)
AMD 521,736 1,334
6,120
EGYPT - 4 .0%
Arab Republic of Egypt
2.16%, 7/7/2026
(9)
EGP 321,975 6,551
12.45%, 7/14/2026
(9)
EGP 43,975 891
8.51%, 7/21/2026
(9)
EGP 333,225 6,749
12.39%, 7/28/2026
(9)
EGP 424,525 8,559
16.30%, 8/11/2026
(9)
EGP 230,300 4,601
17.42%, 8/18/2026
(9)
EGP 160,075 3,184
18.92%, 9/1/2026
(9)
EGP 189,175 3,729

Artisan Partners Funds
Principal
Amount Value
EGYPT (continued)
Arab Republic of Egypt (continued)
19.45%, 9/8/2026
(9)
EGP 64,300 $ 1,262
19.89%, 9/15/2026
(9)
EGP 229,075 4,475
20.26%, 9/22/2026
(9)
EGP 135,950 2,644
21.14%, 10/20/2026
(9)
EGP 470,375 8,991
21.36%, 10/27/2026
(9)
EGP 91,950 1,749
53,385
GEORGIA - 0 .3%
Republic of Georgia
7.46%, 11/5/2026
(9)
GEL 1,064 393
7.49%, 12/3/2026
(9)
GEL 3,075 1,130
7.50%, 12/10/2026
(9)
GEL 1,245 457
7.48%, 5/13/2027
(9)
GEL 4,795 1,708
7.50%, 6/10/2027
(9)
GEL 2,166 767
4,455
ICELAND - 1 .0%
Republic of Iceland
7.99%, 8/19/2026
(9)
ISK 650,000 5,109
7.74%, 9/16/2026
(9)
ISK 1,000,000 7,815
12,924
NIGERIA - 5 .6%
Nigeria OMO Bill
15.93%, 7/7/2026
(9)
NGN 5,670,100 4,116
18.25%, 7/14/2026
(9)
NGN 8,037,075 5,811
13.34%, 7/28/2026
(9)
NGN 10,490,237 7,523
14.83%, 8/4/2026
(9)
NGN 4,390,700 3,137
17.61%, 9/15/2026
(9)
NGN 2,820,000 1,970
17.73%, 9/22/2026
(9)
NGN 16,718,637 11,638
14.41%, 9/29/2026
(9)
NGN 5,559,400 3,888
18.41%, 1/12/2027
(9)
NGN 47,327,433 31,206
20.77%, 1/14/2027
(9)
NGN 1,488,199 969
18.34%, 1/19/2027
(9)
NGN 7,078,100 4,654
18.33%, 1/21/2027
(9)
NGN 340,107 223
75,135
Total sovereign government treasury bills
(
Cost
$152,946 ) 154,676
U.S. TREASURY OBLIGATIONS - 12.9%
U.S. Treasury Bills
3.06%, 7/7/2026
(9)
18,000 17,989
3.38%, 7/16/2026
(9)
35,430 35,377
3.49%, 7/30/2026
(9)
41,300 41,180
3.52%, 8/4/2026
(9)
6,000 5,980
3.56%, 8/11/2026
(9)
47,000 46,805
3.62%, 8/20/2026
(9)
25,300 25,171
Total U.S. treasury obligations
(
Cost
$172,507 ) 172,502
REPURCHASE AGREEMENTS - 13 .1%
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 2.75% payable to the Fund, collateralized by Par USD
4,500 Islamic Republic of Pakistan, 7.38% due 4/8/2031
and a market value of $4,540
(10)
4,575 4,575
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 3.00% payable to the Fund, collateralized by Par USD
1,200 HTA Group Ltd., 7.50% due 6/4/2029 and a market
value of $1,229
(10)
1,237 1,237
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 3.00% payable to the Fund, collateralized by Par USD
1,350 Endeavour Mining plc, 7.00% due 5/28/2030 and a
market value of $1,378
(10)
1,385 1,385
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 3.05% payable to the Fund, collateralized by Par USD
3,500 Republic of Uzbekistan International Bond, 6.90% due
2/28/2032 and a market value of $3,743
(10)
3,814 3,814
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 3.05% payable to the Fund, collateralized by Par USD
5,500 Republic of Uzbekistan International Bond, 6.90% due
2/28/2032 and a market value of $5,882
(10)
5,993 $ 5,993
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 3.20% payable to the Fund, collateralized by Par USD
12,000 Dominican Republic Government Bond, 7.45% due
4/30/2044 and a market value of $13,055
(10)
13,170 13,170
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
1,200 Federal Republic of Nigeria, 7.88% due 2/16/2032
and a market value of $1,254
(10)
1,289 1,289
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
2,200 HTA Group Ltd., 7.50% due 6/4/2029 and a market
value of $2,254
(10)
2,268 2,268
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 3.25% payable to the Fund, collateralized by Par
USD 950 Dominican Republic Government Bond, 7.45% due
4/30/2044 and a market value of $1,034
(10)
1,043 1,043
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 3.30% payable to the Fund, collateralized by Par USD
850 Federal Republic of Nigeria, 7.88% due 2/16/2032 and
a market value of $888
(10)
913 913
JPMorgan Chase Bank, N.A., Dated 6/18/26, with an interest
rate of 3.35% payable to the Fund, collateralized by Par USD
800 Federal Republic of Nigeria, 7.88% due 2/16/2032 and
a market value of $836
(10)
860 860
Merrill Lynch International, Dated 1/14/26, with an interest rate of 2.75% payable to the Fund, collateralized by Par USD 1,700
Islamic Republic of Pakistan, 7.38% due 4/8/2031 and a
market value of $1,715
(10)
1,724 1,724
Merrill Lynch International, Dated 1/28/26, with an interest rate of 2.20% payable to the Fund, collateralized by Par USD 2,150
Islamic Republic of Pakistan, 7.38% due 4/8/2031 and a
market value of $2,169
(10)
2,212 2,212
Merrill Lynch International, Dated 10/14/25, with an interest rate of 2.85% payable to the Fund, collateralized by Par USD
600 HTA Group Ltd., 7.50% due 6/4/2029 and a market
value of $615
(10)
635 635
Merrill Lynch International, Dated 10/7/25, with an interest rate of 3.20% payable to the Fund, collateralized by Par USD
3,800 Republic of Uzbekistan International Bond, 6.90% due
2/28/2032 and a market value of $4,064
(10)
4,135 4,135
Merrill Lynch International, Dated 11/28/25, with an interest rate of 3.38% payable to the Fund, collateralized by Par USD 1,000
State of Mongolia, 4.45% due 7/7/2031 and a market value
of $935
(10)
939 939
Merrill Lynch International, Dated 12/12/25, with an interest rate of 3.00% payable to the Fund, collateralized by Par USD 2,300
Federal Republic of Nigeria, 7.88% due 2/16/2032 and a
market value of $2,403
(10)
2,438 2,438
Merrill Lynch International, Dated 12/3/25, with an interest rate of 1.55% payable to the Fund, collateralized by Par USD 900
Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a
market value of $906
(10)
950 950
Merrill Lynch International, Dated 5/14/25, with an interest rate of 3.15% payable to the Fund, collateralized by Par USD 900
Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market
value of $906
(10)
909 909
Merrill Lynch International, Dated 5/26/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par USD
1,800 Dominican Republic Government Bond, 7.45% due
4/30/2044 and a market value of $1,958
(10)
1,916 1,916
Merrill Lynch International, Dated 5/26/26, with an interest rate of 3.25% payable to the Fund, collateralized by Par
USD 700 Dominican Republic Government Bond, 7.45% due
4/30/2044 and a market value of $762
(10)
745 745

Artisan Partners Funds
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch International, Dated 5/26/26, with an interest rate of 3.30% payable to the Fund, collateralized by Par USD 8,100
Oriental Republic of Uruguay, 4.13% due 11/20/2045 and a
market value of $7,021
(10)
6,869 $ 6,869
Merrill Lynch International, Dated 5/26/26, with an interest rate of 3.35% payable to the Fund, collateralized by Par
USD 800 Dominican Republic Government Bond, 7.45% due
4/30/2044 and a market value of $870
(10)
851 851
Merrill Lynch International, Dated 5/8/26, with an interest rate of 2.50% payable to the Fund, collateralized by Par USD
10,400 Republic of Uzbekistan International Bond, 6.90% due
2/28/2032 and a market value of $11,122
(10)
11,322 11,322
Merrill Lynch International, Dated 8/21/25, with an interest rate of 1.05% payable to the Fund, collateralized by Par USD 3,680
Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a
market value of $3,704
(10)
3,913 3,913
Merrill Lynch International, Dated 9/4/25, with an interest rate of 2.75% payable to the Fund, collateralized by Par USD 600
HTA Group Ltd., 7.50% due 6/4/2029 and a market value
of $615
(10)
632 632
Morgan Stanley & Co International plc, Dated 1/26/26, with
an interest rate of 1.25% payable to the Fund, collateralized by Par USD 500 Pegasus Hava Tasimaciligi A/S, 8.00% due
9/11/2031 and a market value of $503
(10)
542 542
Morgan Stanley & Co International plc, Dated 1/28/26, with
an interest rate of 3.45% payable to the Fund, collateralized by Par USD 750 Federal Republic of Nigeria, 7.88% due
2/16/2032 and a market value of $784
(10)
809 809
Morgan Stanley & Co International plc, Dated 10/15/25, with
an interest rate of 3.00% payable to the Fund, collateralized by Par USD 800 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $819
(10)
849 849
Morgan Stanley & Co International plc, Dated 10/15/25, with
an interest rate of 3.10% payable to the Fund, collateralized by
Par USD 600 Hudbay Minerals, Inc., 6.13% due 4/1/2029
and a market value of $604
(10)
607 607
Morgan Stanley & Co International plc, Dated 11/25/25, with
an interest rate of 3.30% payable to the Fund, collateralized by
Par USD 1,600 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $1,639
(10)
1,714 1,714
Morgan Stanley & Co International plc, Dated 12/11/25, with
an interest rate of 3.00% payable to the Fund, collateralized by
Par USD 1,650 State of Mongolia, 4.45% due 7/7/2031 and
a market value of $1,543
(10)
1,547 1,547
Morgan Stanley & Co International plc, Dated 12/18/25, with
an interest rate of 3.25% payable to the Fund, collateralized by
Par USD 1,400 State of Mongolia, 4.45% due 7/7/2031 and
a market value of $1,309
(10)
1,314 1,314
Morgan Stanley & Co International plc, Dated 12/23/25, with
an interest rate of 3.60% payable to the Fund, collateralized by Par USD 900 Federal Republic of Nigeria, 7.88% due
2/16/2032 and a market value of $940
(10)
964 964
Morgan Stanley & Co International plc, Dated 2/10/26, with an interest rate of 3.30% payable to the Fund, collateralized by
Par USD 2,350 Dominican Republic Government Bond, 7.45%
due 4/30/2044 and a market value of $2,557
(10)
2,639 2,639
Morgan Stanley & Co International plc, Dated 2/10/26, with
an interest rate of 3.40% payable to the Fund, collateralized by Par USD 2,600 Federal Republic of Nigeria, 7.88% due
2/16/2032 and a market value of $2,716
(10)
2,818 2,818
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 1.00% payable to the Fund, collateralized by
Par USD 1,570 Pegasus Hava Tasimaciligi A/S, 8.00% due
9/11/2031 and a market value of $1,580
(10)
1,709 1,709
Morgan Stanley & Co International plc, Dated 2/13/26, with
an interest rate of 1.25% payable to the Fund, collateralized by Par USD 550 Pegasus Hava Tasimaciligi A/S, 8.00% due
9/11/2031 and a market value of $554
(10)
599 599
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.00% payable to the Fund, collateralized by
Par USD 1,700 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $1,741
(10)
1,779 $ 1,779
Morgan Stanley & Co International plc, Dated 2/13/26, with
an interest rate of 3.00% payable to the Fund, collateralized by Par USD 2,200 Islamic Republic of Pakistan, 7.38% due
4/8/2031 and a market value of $2,219
(10)
2,294 2,294
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.25% payable to the Fund, collateralized by
Par USD 1,300 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $1,332
(10)
1,360 1,360
Morgan Stanley & Co International plc, Dated 2/13/26, with
an interest rate of 3.25% payable to the Fund, collateralized by Par USD 1,400 Islamic Republic of Pakistan, 7.38% due
4/8/2031 and a market value of $1,412
(10)
1,460 1,460
Morgan Stanley & Co International plc, Dated 2/13/26, with an interest rate of 3.30% payable to the Fund, collateralized by
Par USD 3,300 Dominican Republic Government Bond, 7.45%
due 4/30/2044 and a market value of $3,590
(10)
3,709 3,709
Morgan Stanley & Co International plc, Dated 2/13/26, with
an interest rate of 3.40% payable to the Fund, collateralized by Par USD 1,400 Islamic Republic of Pakistan, 7.38% due
4/8/2031 and a market value of $1,412
(10)
1,460 1,460
Morgan Stanley & Co International plc, Dated 2/13/26, with
an interest rate of 3.50% payable to the Fund, collateralized by Par USD 1,900 Federal Republic of Nigeria, 7.88% due
2/16/2032 and a market value of $1,985
(10)
2,059 2,059
Morgan Stanley & Co International plc, Dated 3/19/26, with an interest rate of 3.30% payable to the Fund, collateralized by
Par USD 1,500 Dominican Republic Government Bond, 7.45%
due 4/30/2044 and a market value of $1,632
(10)
1,623 1,623
Morgan Stanley & Co International plc, Dated 3/24/26, with
an interest rate of 3.25% payable to the Fund, collateralized by Par USD 830 Windfall Mining Group, Inc., 5.85% due
5/13/2032 and a market value of $844
(10)
864 864
Morgan Stanley & Co International plc, Dated 3/3/26, with an interest rate of 3.00% payable to the Fund, collateralized by
Par USD 7,555 State of Mongolia, 4.45% due 7/7/2031 and
a market value of $7,063
(10)
7,183 7,183
Morgan Stanley & Co International plc, Dated 3/3/26, with an interest rate of 3.25% payable to the Fund, collateralized by
Par USD 4,900 Republic of Azerbaijan, 3.50% due 9/1/2032
and a market value of $4,571
(10)
4,582 4,582
Morgan Stanley & Co International plc, Dated 3/3/26, with
an interest rate of 3.40% payable to the Fund, collateralized by Par USD 4,050 Islamic Republic of Pakistan, 7.38% due
4/8/2031 and a market value of $4,086
(10)
4,012 4,012
Morgan Stanley & Co International plc, Dated 3/3/26, with an interest rate of 3.45% payable to the Fund, collateralized by
Par USD 3,100 Republic of Armenia, 6.75% due 3/12/2035
and a market value of $3,252
(10)
3,371 3,371
Morgan Stanley & Co International plc, Dated 3/6/26, with an interest rate of 3.00% payable to the Fund, collateralized by
Par USD 6,700 State of Mongolia, 4.45% due 7/7/2031 and
a market value of $6,264
(10)
6,368 6,368
Morgan Stanley & Co International plc, Dated 4/15/26, with an interest rate of 1.50% payable to the Fund, collateralized by
Par USD 3,100 Pegasus Hava Tasimaciligi A/S, 8.00% due
9/11/2031 and a market value of $3,120
(10)
3,156 3,156
Morgan Stanley & Co International plc, Dated 5/11/26, with an interest rate of 1.25% payable to the Fund, collateralized by
Par USD 2,900 Pegasus Hava Tasimaciligi A/S, 8.00% due
9/11/2031 and a market value of $2,919
(10)
2,947 2,947
Morgan Stanley & Co International plc, Dated 5/13/26, with an interest rate of 3.10% payable to the Fund, collateralized by
Par USD 590 Hudbay Minerals, Inc., 6.13% due 4/1/2029
and a market value of $594
(10)
598 598

Artisan Partners Funds
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co International plc, Dated 5/15/26, with
an interest rate of 3.00% payable to the Fund, collateralized by Par USD 10,400 Islamic Republic of Pakistan, 7.38% due
4/8/2031 and a market value of $10,492
(10)
10,114 $ 10,114
Morgan Stanley & Co International plc, Dated 5/7/26, with an interest rate of 3.00% payable to the Fund, collateralized by
Par USD 3,900 State of Mongolia, 4.45% due 7/7/2031 and
a market value of $3,646
(10)
3,739 3,739
Morgan Stanley & Co International plc, Dated 5/7/26, with
an interest rate of 3.40% payable to the Fund, collateralized by Par USD 5,720 Federal Republic of Nigeria, 7.88% due
2/16/2032 and a market value of $5,976
(10)
6,205 6,205
Morgan Stanley & Co International plc, Dated 6/25/26, with
an interest rate of 3.00% payable to the Fund, collateralized by Par USD 12,600 Plurinational State of Bolivia, 9.45% due
5/14/2031 and a market value of $12,924
(10)
12,896 12,896
Total Repurchase Agreements
(Cost $174,627) 174,627
Shares
Held
INVESTMENT COMPANIES - 2.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(11)
31,611 31,611
Federated Hermes Treasury Obligations Fund - Institutional Class,
3.53%
(11)
55 55
Fidelity Investments Money Market Treasury Portfolio - Institutional
Class, 3.61%
(11)
54 54
Total investment companies
(Cost $31,720) 31,720
Total short-term investments
(
Cost
$531,800) 533,525
MISCELLANEOUS SECURITIES - 0.7%
(3)(5)(6)(12)
Total Miscellaneous Securities
(Cost $8,086) 8,933
Total investments - 109.0%
  (Cost $1,429,417) 1,454,277
SECURITIES SOLD SHORT - (15.3)%
COMMON STOCK - (0.3)%
UNITED KINGDOM - (0.3)%
Ashmore Group plc
(Proceeds $(3,852)) (1,673) (4,465)
EXCHANGE TRADED FUNDS - (2.1)%
Equity Funds - ( 2 .1 ) %
State Street SPDR S&P Oil & Gas Exploration &
Production ETF
(103) (15,866)
VanEck Gold Miners ETF
(155) (11,670)
Total exchange traded funds
(
Proceeds
$(26,893)) (27,536)
Principal
Amount
CORPORATE BONDS - (2.1)%
CANADA - ( 0 .1 ) %
Hudbay Minerals, Inc.
6.13%, 4/1/2029
(3)
(2,090) (2,104)
Principal
Amount Value
IVORY COAST - ( 0 .1 ) %
Endeavour Mining plc
7.00%, 5/28/2030
(2)
(1,350) $ (1,378)
SOUTH AFRICA - ( 0 .1 ) %
Windfall Mining Group, Inc.
5.85%, 5/13/2032
(2)
(830) (844)
TANZANIA - ( 0 .8 ) %
HTA Group Ltd.
7.50%, 6/4/2029
(2)
(10,000) (10,243)
TURKEY - ( 1 .0 ) %
Pegasus Hava Tasimaciligi A/S
8.00%, 9/11/2031
(2)
(13,200) (13,287)
Total corporate bonds
(
Proceeds
$(27,922)) (27,856)
SOVEREIGN GOVERNMENT BONDS - (10.8)%
ARMENIA - ( 0 .2 ) %
Republic of Armenia
6.75%, 3/12/2035
(2)
(3,100) (3,252)
AZERBAIJAN - ( 0 .3 ) %
Republic of Azerbaijan
3.50%, 9/1/2032
(2)
(4,900) (4,571)
BOLIVIA, PLURINATIONAL STATE OF - ( 1 .0 ) %
Plurinational State of Bolivia
9.45%, 5/14/2031
(2)
(12,600) (12,924)
DOMINICAN REPUBLIC - ( 1 .9 ) %
Dominican Republic Government Bond
7.45%, 4/30/2044
(2)
(23,400) (25,457)
MONGOLIA - ( 1 .6 ) %
State of Mongolia
4.45%, 7/7/2031
(2)
(22,205) (20,759)
NIGERIA - ( 1 .3 ) %
Federal Republic of Nigeria
7.88%, 2/16/2032
(2)
(17,020) (17,782)
PAKISTAN - ( 2 .1 ) %
Islamic Republic of Pakistan
7.38%, 4/8/2031
(2)
(27,800) (28,046)
URUGUAY - ( 0 .5 ) %
Oriental Republic of Uruguay
4.13%, 11/20/2045 (8,046) (6,974)
UZBEKISTAN - ( 1 .9 ) %
Republic of Uzbekistan International Bond
6.90%, 2/28/2032
(2)
(23,200) (24,810)
Total sovereign government bonds
(
Proceeds
$(142,434)) (144,575)
Total securities sold short
(Proceeds $(201,101)) (204,432)
Total investments after securities sold short - 93.7%
(Cost $1,228,316) 1,249,845
Other assets less liabilities - 6.3% 84,735
Total net assets - 100.0%
#
$ 1,334,580
(1)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future upon a contingent predetermined trigger. The interest rate shown was the current rate as of June 30, 2026.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the
value of these securities was $376,311 or 28.2% of net assets.

Artisan Partners Funds
(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)
Defaulted security and/or issuer.
(5)
Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners
Funds and administered by the valuation designee. In total, securities valued at a fair value were $51,591, or 3.9% of total net assets. See notes (2) and (3) in the accompanying notes.
(6)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of June 30, 2026.
(8)
One contract is equal to 1 share.
(9)
Yield to maturity.
(10)
Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(11)
Represents the current yield as of June 30, 2026.
(12)
Represents one or more unrestricted previously undisclosed securities which the Fund has held for less than one year.
UNFUNDED LOAN COMMITMENTS
Values in thousands
Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of
$1,106 or
less than 0.1%
of the total net assets as of June 30, 2026, which could be drawn at the option of the borrower:
Borrower
Unfunded
Commitment
Amount
Unfunded
Value
Unrealized
Appreciation
(Depreciation)
Canacol Energy Ltd. Delayed Draw First Lien Term
Loan $ 1,106 $ 1,106 $ –
$ – $ – $ –
$ 1,106 $ 1,106 $ –
PORTFOLIO DIVERSIFICATION
*
Dollar values in thousands
Value
Percentage of
Total Investments
Consumer Discretionary $ 8,602 0 .7%
Consumer Staples 1,088 0 .1
Energy 120,528 9 .6
Financials 132,826 10 .7
Industrials 17,599 1 .4
Investment Funds (12,258) - 1 .0
Materials 32,258 2 .6
Mutual Funds 4,302 0 .3
Sovereign Government Securities 402,442 32 .2
Miscellaneous  Securities 8,933 0 .7
Short-Term Investments 533,525 42 .7
Total investments $ 1,249,845 100 .0%
*
Portfolio diversification is net of positions held short.
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
ALL $ 6,073 0 .5%
AMD 8,129 0 .7
AUD 1,024 0 .1
CAD 11,452 0 .9
COP 8,933 0 .7
EGP 104,907 8 .4
EUR 68,054 5 .3
GBP 24,243 1 .9
GEL 25,130 2 .0
INR 2,462 0 .2
ISK 46,044 3 .7
JPY 2,359 0 .2
KES 5,140 0 .4
KZT 38,951 3 .1
MYR 776 0 .1
NGN 77,074 6 .2
NOK 13,197 1 .1
UGX 9,405 0 .8
USD 745,744 59 .6
UYU 13,050 1 .0
UZS 23,566 1 .9
ZAR 3,154 0 .3
ZMW 10,978 0 .9
Total investments $ 1,249,845 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
BRL
**
5,550 USD 1,065 JPM 7/2/2026 10
COP
**
35,341,183 USD 9,887 JPM 7/3/2026 450
COP
**
10,999,817 USD 3,071 SCB 7/3/2026 146
KZT
**
3,956,000 USD 8,072 DB 7/3/2026 206
KZT
**
4,116,068 USD 8,404 SG 7/3/2026 209
UZS
**
14,500,000 USD 1,172 JPM 7/6/2026 36
EUR 6,795 USD 7,734 SCB 7/7/2026 32
UZS
**
11,392,000 USD 838 JPM 7/7/2026 111
ARS
**
1,537,000 USD 968 CITI 7/13/2026 64
ISK 2,278,600 EUR 15,484 CITI 7/20/2026 370
ISK 373,310 EUR 2,516 JPM 7/20/2026 84
KZT
**
1,200,000 USD 2,439 JPM 7/22/2026 54
BRL
**
133,069 USD 25,447 JPM 8/4/2026 120
HUF 6,004,100 EUR 16,821 SCB 8/4/2026 6
ARS
**
1,567,000 USD 950 JPM 8/10/2026 82
BDT
**
53,090 USD 415 SCB 8/10/2026 14
ARS
**
801,428 USD 503 CITI 8/12/2026 25
USD 1,890 EGP
**
94,350 SG 8/13/2026 9
KZT
**
781,000 USD 1,368 SCB 8/14/2026 241
BDT
**
43,595 USD 344 JPM 9/9/2026 7
COP
**
49,141,000 USD 14,060 JPM 9/16/2026 55
USD 14,214 CLP
**
12,952,700 JPM 9/16/2026 151
USD 114,886 EUR 98,617 SCB 9/16/2026 1,841
USD 2,438 JPY 387,937 SCB 9/16/2026 37
USD 15,143 PEN
**
51,402 JPM 9/16/2026 152
USD 22,472 THB 732,420 SCB 9/16/2026 283
USD 40,006 ZAR 657,673 SCB 9/16/2026 108
UGX 12,500,000 USD 3,363 SCB 9/18/2026 1
BDT
**
28,741 USD 228 JPM 9/21/2026 3
BDT
**
174,800 USD 1,384 JPM 10/13/2026 16
BDT
**
86,000 USD 683 JPM 10/22/2026 5
ISK 448,100 EUR 3,050 CITI 10/29/2026 12
ARS
**
862,067 USD 503 CITI 11/12/2026 34
ARS
**
507,891 USD 302 JPM 11/12/2026 15

Artisan Partners Funds
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
KZT
**
799,913 USD 1,356 SG 11/12/2026 244
UZS
**
53,700,000 USD 4,091 ICBCSB 11/12/2026 304
AMD
**
363,070 USD 925 ICBCSB 11/13/2026 54
KZT
**
800,000 USD 1,353 ICBCSB 11/13/2026 247
AMD
**
110,400 USD 281 CITI 11/17/2026 17
ARS
**
1,044,344 USD 626 JPM 11/19/2026 21
UZS
**
20,900,000 USD 1,595 DB 11/20/2026 114
UZS
**
31,650,000 USD 2,463 DB 12/7/2026 120
ARS
**
719,283 USD 420 CITI 12/10/2026 20
AZN
**
517 USD 288 JPM 12/15/2026 14
ARS
**
3,266,830 USD 1,904 JPM 12/23/2026 78
KES
**
220,250 USD 1,629 SCB 1/28/2027 36
KES
**
110,120 USD 814 SCB 1/29/2027 18
ARS
**
1,477,769 USD 813 JPM 2/10/2027 57
UGX 30,212,368 USD 7,757 SCB 2/26/2027 136
USD 7,957 UGX 30,212,368 SCB 2/26/2027 64
UGX 5,487,632 USD 1,405 SCB 3/2/2027 27
USD 1,442 UGX 5,487,632 SCB 3/2/2027 10
UZS
**
69,742,999 USD 5,166 DB 5/12/2027 431
UZS
**
5,620,000 USD 429 DB 7/20/2027 18
UZS
**
53,700,000 USD 4,042 SCB 7/22/2027 232
UZS
**
15,484,819 USD 1,122 DB 12/13/2027 87
AMD
**
497,770 USD 1,185 JPM 11/14/2028 106
Total unrealized appreciation 7,444
BRL
**
191,158 USD 37,607 JPM 7/2/2026 (578)
HUF 6,004,100 EUR 16,909 SCB 7/2/2026 (36)
USD 37,922 BRL
**
196,708 JPM 7/2/2026 (183)
USD 13,488 COP
**
46,341,000 JPM 7/3/2026 (69)
USD 16,896 KZT
**
8,072,068 DB 7/3/2026 (1)
USD 2,495 EGP
**
126,300 ICBCSB 7/14/2026 (67)
USD 3,884 EGP
**
196,300 SG 7/14/2026 (98)
USD 5,081 EGP
**
280,416 JPM 7/16/2026 (599)
USD 1,052 BWP 16,530 SCB 7/17/2026 (106)
USD 1,403 BWP 22,934 SCB 7/27/2026 (201)
INR
**
1,180,000 USD 12,624 JPM 7/31/2026 (182)
KZT
**
8,072,068 USD 16,712 DB 8/3/2026 (19)
USD 1,866 EGP
**
94,350 JPM 8/13/2026 (15)
USD 702 BWP 11,502 SCB 8/19/2026 (101)
USD 702 BWP 11,655 SCB 8/21/2026 (112)
USD 702 BWP 11,674 SCB 8/25/2026 (113)
USD 2,877 EGP
**
146,933 ICBCSB 8/25/2026 (37)
USD 1,702 EGP
**
86,712 SCB 8/25/2026 (18)
USD 490 BWP 7,794 CITI 9/8/2026 (53)
EUR 18,950 USD 22,057 SCB 9/16/2026 (335)
PEN
**
4,444 USD 1,299 JPM 9/16/2026 (2)
USD 8,324 COP
**
30,405,417 JPM 9/16/2026 (410)
USD 30,327 EUR 26,501 SCB 9/16/2026 (51)
USD 373 IDR
**
6,807,076 JPM 9/16/2026 (5)
USD 13,984 INR
**
1,351,321 JPM 9/16/2026 (206)
USD 2,387 BWP 38,589 CITI 10/14/2026 (289)
USD 4,809 EGP
**
252,946 JPM 10/20/2026 (103)
USD 2,636 EGP
**
143,519 JPM 10/29/2026 (141)
ARS
**
7,540,000 USD 4,811 CITI 11/9/2026 (108)
USD 1,390 BWP 22,568 CITI 11/19/2026 (166)
USD 1,183 BWP 19,950 CITI 12/15/2026 (187)
USD 3,555 EGP
**
191,600 DB 1/12/2027 (47)
USD 374 EGP
**
20,100 SG 1/12/2027 (4)
USD 1,778 EGP
**
95,800 SCB 1/12/2027 (23)
USD 1,568 KES
**
220,250 SCB 1/28/2027 (96)
USD 784 KES
**
110,120 SCB 1/29/2027 (49)
ARS
**
24,970,000 USD 14,855 CITI 2/22/2027 (247)
ARS
**
7,504,277 USD 4,507 CITI 2/26/2027 (127)
ARS
**
6,400,000 USD 3,794 CITI 3/3/2027 (70)
ARS
**
8,127,000 USD 4,858 JPM 3/3/2027 (130)
ARS
**
3,970,000 USD 2,328 CITI 3/10/2027 (28)
ARS
**
4,825,000 USD 2,870 CITI 3/12/2027 (78)
ARS
**
2,256,075 USD 1,338 JPM 3/12/2027 (33)
ARS
**
834,021 USD 496 JPM 3/16/2027 (14)
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
ARS
**
1,422,054 USD 849 JPM 3/17/2027 (29)
ARS
**
1,700,000 USD 998 CITI 3/23/2027 (21)
ARS
**
5,487,502 USD 3,207 CITI 3/29/2027 (65)
USD 1,654 BWP 26,000 SCB 6/8/2027 (80)
Total unrealized depreciation (5,732)
Net unrealized appreciation 1,712
**
Non-deliverable.
FUTURES CONTRACTS
Values in thousands
Description
No. of
Contracts Expiration Date
Trading
Currency
Notional
Amount
($)
Notional
Value
( $ )
Unrealized
Appreciation /
(Depreciation)
( $ )
Long Position Contracts
Euro-Bund 346 9/8/2026 EUR 34,600 50,343 636
U.S. Treasury Long Bond 235 9/21/2026 USD 23,500 26,673 357
993
Short Position Contracts
Euro-Bobl (217) 9/8/2026 EUR (21,700) (28,608) (140)
Euro-BTP (224) 9/8/2026 EUR (22,400) (30,547) (440)
Euro-Buxl 30 Year Bond (9) 9/8/2026 EUR (900) (1,144) (33)
Euro-OAT (318) 9/8/2026 EUR (31,800) (43,594) (419)
S&P 500 E-Mini Index (106) 9/18/2026 USD (5) (40,006) (505)
U.S. Treasury 2 Year Note (466) 9/30/2026 USD (93,200) (96,058) (13)
U.S. Treasury 5 Year Note (768) 9/30/2026 USD (76,800) (82,212) 26
U.S. Treasury 10 Year Note (443) 9/21/2026 USD (44,300) (48,682) (91)
U.S. Treasury 10 Year Ultra Note (396) 9/21/2026 USD (39,600) (44,538) (256)
(1,871)
Net unrealized depreciation (878)

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund
(%)
Frequency of Payments
Made/Received Termination Date
Notional
Amount
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Arab Republic of Egypt 1.00 Quarterly 12/20/2030 51,025 4,270 (1,015) 3,255
Arab Republic of Egypt 1.00 Quarterly 6/20/2031 11,200 973 (138) 835
Bank of China Ltd. 1.00 Quarterly 6/20/2029 550 (3) (8) (11)
Bank of China Ltd. 1.00 Quarterly 12/20/2029 780 (12) (5) (17)
Bank of China Ltd. 1.00 Quarterly 6/20/2030 2,140 (47) (4) (51)
Bank of China Ltd/
Sydney 1.00 Quarterly 6/20/2031 3,800 (97) (5) (102)
Export-Import Bank of
China (The) 1.00 Quarterly 6/20/2029 550 (3) (8) (11)
Export-Import Bank of
China (The) 1.00 Quarterly 12/20/2029 780 (12) (6) (18)
Export-Import Bank of
China (The) 1.00 Quarterly 6/20/2030 2,140 (45) (8) (53)
Export-Import Bank of
China (The) 1.00 Quarterly 6/20/2031 3,800 (102) (3) (105)
Federative Republic of
Brazil 1.00 Quarterly 12/20/2035 38,550 3,216 (265) 2,951
French Republic 0.25 Quarterly 6/20/2034 12,430 261 (68) 193
French Republic 0.25 Quarterly 12/20/2034 5,620 156 (53) 103
Kingdom of Bahrain 1.00 Quarterly 12/20/2030 50,625 2,376 205 2,581
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2029 6,700 (76) (39) (115)
Kingdom of Saudi Arabia 1.00 Quarterly 12/20/2030 20,600 (190) (192) (382)
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2031 13,200 (76) (165) (241)
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2032 1,070 (7) (10) (17)
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2033 2,220 (20) (12) (32)
Kingdom of Saudi Arabia 1.00 Quarterly 12/20/2033 8,085 (43) (61) (104)
Kingdom of Saudi Arabia 1.00 Quarterly 12/20/2034 23,980 43 (289) (246)
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2035 20,600 (11) (175) (186)
Kingdom of Saudi Arabia 1.00 Quarterly 12/20/2035 63,000 26 (519) (493)
Kingdom of Spain 1.00 Quarterly 6/20/2032 570 (7) (18) (25)
Kingdom of Spain 1.00 Quarterly 6/20/2033 1,170 (17) (38) (55)
Kingdom of Spain 1.00 Quarterly 12/20/2033 915 (16) (29) (45)
Kingdom of Spain 1.00 Quarterly 12/20/2034 4,270 (109) (113) (222)
Kingdom of Spain 1.00 Quarterly 12/20/2035 15,300 (759) (77) (836)
Magyarorszag 1.00 Quarterly 6/20/2027 965 8 (16) (8)
Magyarorszag 1.00 Quarterly 6/20/2028 300 4 (8) (4)
Magyarorszag 1.00 Quarterly 12/20/2028 1,600 13 (38) (25)
Magyarorszag 1.00 Quarterly 6/20/2029 6,550 21 (131) (110)
Magyarorszag 1.00 Quarterly 12/20/2029 1,267 6 (28) (22)
Magyarorszag 1.00 Quarterly 6/20/2030 6,084 55 (160) (105)
Markit CDX North
American Emerging
Markets Index Series
42-V1 1.00 Quarterly 12/20/2029 6,640 110 (143) (33)
Markit CDX North
American Emerging
Markets Index Series
44-V1 1.00 Quarterly 12/20/2030 29,450 308 (233) 75
Markit CDX North
American Emerging
Markets Index Series
45-V1 1.00 Quarterly 6/20/2031 34,600 984 (382) 602
Markit CDX North
American High Yield
Index Series 43-V4 5.00 Quarterly 12/20/2029 10,740 (638) (214) (852)
Markit CDX North
American High Yield
Index Series 44-V3 5.00 Quarterly 6/20/2030 3,700 (242) (66) (308)
Markit CDX North
American High Yield
Index Series 45-V3 5.00 Quarterly 12/20/2030 3,250 (270) 6 (264)

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION (continued)
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund
(%)
Frequency of Payments
Made/Received Termination Date
Notional
Amount
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Markit CDX North
American High Yield
Index Series 46-V2 5.00 Quarterly 6/20/2031 69,900 (5,595) (79) (5,674)
Occidental Petroleum
Corp. 1.00 Quarterly 6/20/2030 3,600 11 (64) (53)
Oman Government
International Bond 1.00 Quarterly 12/20/2030 17,147 (140) (133) (273)
Penerbangan Malaysia
Bhd. 1.00 Quarterly 12/20/2030 27,855 (726) (31) (757)
Penerbangan Malaysia
Bhd. 1.00 Quarterly 6/20/2031 9,350 (276) 12 (264)
Petrobras Global Finance
BV 1.00 Quarterly 12/20/2027 390 9 (12) (3)
Petrobras Global Finance
BV 1.00 Quarterly 12/20/2030 2,250 42 (28) 14
Republic of Chile 1.00 Quarterly 12/20/2028 4,410 (49) (32) (81)
Republic of Chile 1.00 Quarterly 12/20/2034 3,250 5 (76) (71)
Republic of Chile 1.00 Quarterly 6/20/2035 6,500 (108) (26) (134)
Republic of Chile 1.00 Quarterly 12/20/2035 23,200 (373) (85) (458)
Republic of Indonesia 1.00 Quarterly 12/20/2027 515 1 (5) (4)
Republic of Indonesia 1.00 Quarterly 6/20/2028 1,800 (8) (10) (18)
Republic of Indonesia 1.00 Quarterly 12/20/2028 5,520 (37) (18) (55)
Republic of Indonesia 1.00 Quarterly 12/20/2029 17,600 (85) (80) (165)
Republic of Indonesia 1.00 Quarterly 6/20/2030 1,800 (18) 2 (16)
Republic of Indonesia 1.00 Quarterly 6/20/2035 7,650 132 31 163
Republic of Indonesia 1.00 Quarterly 12/20/2035 27,950 636 56 692
Republic of Indonesia 1.00 Quarterly 6/20/2036 4,200 170 (52) 118
Republic of Italy 1.00 Quarterly 6/20/2034 4,815 33 (200) (167)
Republic of Italy 1.00 Quarterly 12/20/2034 4,500 8 (162) (154)
Republic of Kazakhstan 1.00 Quarterly 6/20/2028 2,085 19 (47) (28)
Republic of Kazakhstan 1.00 Quarterly 6/20/2029 325 (1) (4) (5)
Republic of Panama 1.00 Quarterly 12/20/2030 2,300 26 (46) (20)
Republic of Panama 1.00 Quarterly 6/20/2031 2,750 (6) (11) (17)
Republic of Panama 1.00 Quarterly 12/20/2033 42,650 2,033 (1,351) 682
Republic of Peru 1.00 Quarterly 12/20/2028 3,560 (28) (27) (55)
Republic of Peru 1.00 Quarterly 12/20/2032 2,060 36 (62) (26)
Republic of Peru 1.00 Quarterly 6/20/2035 8,600 72 (57) 15
Republic of Peru 1.00 Quarterly 12/20/2035 23,700 298 (186) 112
Republic of Poland 1.00 Quarterly 6/20/2027 325 1 (3) (2)
Republic of Poland 1.00 Quarterly 12/20/2027 160 1 (3) (2)
Republic of Poland 1.00 Quarterly 6/20/2028 1,110 (5) (12) (17)
Republic of Poland 1.00 Quarterly 12/20/2028 1,100 (8) (11) (19)
Republic of Poland 1.00 Quarterly 6/20/2029 3,540 (37) (33) (70)
Republic of Poland 1.00 Quarterly 12/20/2029 1,200 (14) (11) (25)
Republic of South Africa 1.00 Quarterly 6/20/2028 600 18 (24) (6)
Republic of South Africa 1.00 Quarterly 6/20/2029 9,850 294 (382) (88)
Republic of South Africa 1.00 Quarterly 12/20/2029 32,770 1,041 (1,203) (162)
Republic of South Africa 1.00 Quarterly 6/20/2030 9,300 360 (370) (10)
Republic of South Africa 1.00 Quarterly 6/20/2031 54,000 1,787 (1,210) 577
Republic of South Africa 1.00 Quarterly 6/20/2032 765 67 (47) 20
Republic of South Africa 1.00 Quarterly 12/20/2032 220 24 (16) 8
Republic of South Africa 1.00 Quarterly 6/20/2033 2,445 296 (195) 101
Republic of South Africa 1.00 Quarterly 12/20/2033 2,235 285 (175) 110
Republic of South Africa 1.00 Quarterly 6/20/2035 17,850 1,846 (562) 1,284
Republic of South Africa 1.00 Quarterly 12/20/2035 24,900 2,355 (395) 1,960
Republic of Turkiye (The) 1.00 Quarterly 6/20/2030 9,700 596 (300) 296
Republic of Turkiye (The) 1.00 Quarterly 12/20/2030 7,000 312 (23) 289
Republic of Turkiye (The) 1.00 Quarterly 6/20/2031 26,700 1,968 (600) 1,368
Republic of Turkiye (The) 1.00 Quarterly 6/20/2034 10,380 1,474 (324) 1,150
Republic of Turkiye (The) 1.00 Quarterly 6/20/2035 9,300 1,594 (403) 1,191
Republic of Turkiye (The) 1.00 Quarterly 12/20/2035 3,800 510 7 517
Romania 1.00 Quarterly 12/20/2030 33,120 538 (105) 433

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION (continued)
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund
(%)
Frequency of Payments
Made/Received Termination Date
Notional
Amount
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Romania 1.00 Quarterly 6/20/2031 8,900 237 (69) 168
State of Qatar 1.00 Quarterly 6/20/2029 5,900 (83) (55) (138)
State of Qatar 1.00 Quarterly 6/20/2030 13,000 (265) (108) (373)
State of Qatar 1.00 Quarterly 12/20/2030 45,800 (1,316) (82) (1,398)
State of Qatar 1.00 Quarterly 6/20/2031 18,700 (407) (196) (603)
State of Qatar 1.00 Quarterly 12/20/2032 200 (3) (4) (7)
State of Qatar 1.00 Quarterly 6/20/2033 1,500 (23) (30) (53)
State of Qatar 1.00 Quarterly 12/20/2034 7,255 (164) (95) (259)
State of Qatar 1.00 Quarterly 6/20/2035 6,110 (185) (34) (219)
State of Qatar 1.00 Quarterly 12/20/2035 42,950 (1,449) (103) (1,552)
United Mexican States 1.00 Quarterly 6/20/2028 580 —
^
(7) (7)
United Mexican States 1.00 Quarterly 12/20/2028 3,195 (10) (30) (40)
United Mexican States 1.00 Quarterly 6/20/2034 7,350 353 (204) 149
United Mexican States 1.00 Quarterly 12/20/2035 28,600 1,117 (104) 1,013
– – –
Total buy protection 19,214 (14,835) 4,379
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate
Received by the
Fund
(%)
Frequency of Payment
Made/Received
Termination
Date
Implied Credit
Spread
(%)
Notional
Amount
***
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Arab Republic of Egypt 1.00 Quarterly 6/20/2027 2.00 26,500 (161) (84) (245)
Federative Republic of Brazil 1.00 Quarterly 12/20/2026 0.46 400 —
^
1 1
Kingdom of Bahrain 1.00 Quarterly 6/20/2027 1.77 13,100 (2) (90) (92)
Magyarorszag 1.00 Quarterly 6/20/2031 0.69 3,648 61 —
^
61
Republic of Chile 1.00 Quarterly 6/20/2027 0.17 12,850 132 (26) 106
Republic of Colombia 1.00 Quarterly 12/20/2026 0.42 400 —
^
1 1
Republic of Panama 1.00 Quarterly 6/20/2027 0.37 12,850 108 (27) 81
Republic of Turkiye (The) 1.00 Quarterly 6/20/2027 0.80 33,667 38 36 74
– – –
Total sell protection 103,415 176 (189) (13)
*** If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At
June 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller is equal to the notional amount.
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Floating Rate Index (Frequency) Fixed Rate (%) (Frequency)
Fund Pays/
Receives
Floating
Rate Termination Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
3 month JIBAR quarterly 7.13 quarterly Receive 8/19/2030 ZAR 15,800 — 6 6
1 day MIBOR semi-annually 6.54 semi-annually Pay 5/11/2031 INR 961,500 — 179 179
3 month KLIBOR quarterly 3.54 quarterly Receive 12/4/2035 MYR 18,200 30 30 60
1 day MIBOR semi-annually 6.29 semi-annually Pay 11/4/2029 INR 198,600 16 4 20
1 day MIBOR semi-annually 6.07 semi-annually Pay 1/30/2027 INR 683,000 (1) 46 45
– – –
Total positive value 45 265 310
1 day MIBOR semi-annually 5.64 semi-annually Pay 10/24/2030 INR 947,000 (36) (133) (169)
1 day MIBOR semi-annually 5.94 semi-annually Pay 1/16/2031 INR 615,600 (54) 25 (29)
1 day MIBOR semi-annually 5.76 semi-annually Pay 4/9/2030 INR 25,000 — (2) (2)
1 day MIBOR semi-annually 6.19 semi-annually Pay 5/26/2033 INR 45,100 — (2) (2)
– – –
Total negative value (90) (112) (202)
Total (45) 153 108

Artisan Partners Funds
OTC CREDIT DEFAULT SWAPS - BUY PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund (%)
Frequency of
Payments Made/
Received Counterparty
Termination
Date
Notional Amount
($)
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
China Construction Bank
Corp. 1.00 Quarterly MS 6/20/2030 1,200 (31) (1) (32)
China Construction Bank
Corp. 1.00 Quarterly MS 6/20/2030 1,000 (23) (3) (26)
China Construction Bank
Corp. 1.00 Quarterly JPM 6/20/2031 3,600 (105) (4) (109)
China Construction Bank
Corp/London 1.00 Quarterly JPM 6/20/2029 550 (3) (9) (12)
China Construction Bank
Corp/London 1.00 Quarterly MS 6/20/2029 130 (3) (—)
^
(3)
China Construction Bank
Corp/London 1.00 Quarterly MS 6/20/2029 450 (9) (1) (10)
China Construction Bank
Corp/London 1.00 Quarterly MS 6/20/2029 200 (3) (1) (4)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly JPM 6/20/2029 450 (2) (8) (10)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2029 160 (3) (—)
^
(3)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2029 230 (4) (1) (5)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2029 100 (1) (1) (2)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2029 400 (6) (3) (9)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2030 1,800 (44) (4) (48)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2030 440 (10) (2) (12)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly JPM 6/20/2031 3,600 (105) (4) (109)
Islamic Republic of Pakistan 1.00 Quarterly JPM 6/20/2031 2,792 455 (165) 290
Islamic Republic of Pakistan 1.00 Quarterly JPM 6/20/2031 3,908 600 (195) 405
Islamic Republic of Pakistan 1.00 Quarterly MS 6/20/2031 2,000 324 (116) 208
— — —
Total 1,027 (518) 509
OTC C REDIT D EFAULT S WAP - S ELL P ROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing
Rate Received
by the Fund
(%)
Frequency
of Payments
Made/Received Counterparty Maturity Date
Implied
Credit
Spread
(%)
Notional Amount
($)
Upfront
Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
Benin Government
International Bond 1.00 Quarterly CITI 6/20/2027 – USD 1,684 —
^
(9) (8)
— — —
Total —
^
(9) (8)
OTC INTEREST RATE SWAPS
Values in thousands
Floating Rate Index
(Frequency)
Fixed Rate (%)
(Frequency)
Fund Pays/
Receives
Floating
Rate Counterparty
Termination
Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
3 month KLIBOR quarterly 3.78 quarterly Receive GS 3/14/2033 MYR 2,210 5 (11) (6)
3 month KLIBOR quarterly 3.98 quarterly Receive GS 8/15/2033 MYR 1,550 1 (10) (9)
3 month KLIBOR quarterly 3.60 quarterly Receive JPM 11/1/2029 MYR 9,700 (3) (4) (7)
3 month KLIBOR quarterly 3.76 quarterly Receive JPM 2/13/2035 MYR 350 — (1) (1)
3 month KLIBOR quarterly 3.76 quarterly Receive JPM 2/13/2035 MYR 3,400 — (5) (5)
– – 0 0
Total 3 (31) (28)

Artisan Partners Funds
OTC TOTAL RETURN SWAP CONTRACTS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/Received Counterparty Maturity Date
Notional Amount
($)
Upfront
Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
Republic of Uzbekistan
1 Day SOFR +
1.25%
Total return of the
reference entity Quarterly ICBCSB 2/4/2029 2,468 – 176 176
Republic of Uzbekistan
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly ICBCSB 2/4/2029 12,847 – 421 421
Republic of Uzbekistan
1 Day SOFR +
1.25%
Total return of the
reference entity Quarterly ICBCSB 5/6/2029 6,073 – 30 30
Republic of Uzbekistan
Treasury Bill
1 Day SOFR +
1.25%
Total return of the
reference entity Quarterly ICBCSB 2/4/2027 2,809 – 130 130
Republic of Uzbekistan
Treasury Bill
1 Day SOFR +
1.25%
Total return of the
reference entity Quarterly ICBCSB 5/6/2027 6,073 – 11 11
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 7/26/2026 2,316 – 382 382
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 8/16/2026 888 – 68 68
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 8/21/2026 1,323 – 74 74
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 9/2/2026 220 – 24 24
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 9/29/2026 217 – 35 35
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 9/30/2026 384 – 70 70
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 10/29/2026 584 – 86 86
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 11/17/2026 713 – 54 54
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 11/25/2026 1,019 – 31 31
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 11/27/2026 1,488 – 98 98
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/23/2026 533 – 11 11
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/27/2026 1,227 – 13 13
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/29/2026 1,797 – 19 19
Republic of Uzbekistan
1 Day SOFR +
1.25%
Total return of the
reference entity Quarterly ICBCSB 5/6/2029 3,322 – (12) (12)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity At Termination JPM 10/28/2026 322 – (19) (19)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/5/2026 3,237 – (49) (49)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity At Termination JPM 12/18/2026 2,871 – (55) (55)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/22/2026 298 – (5) (5)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 12/23/2026 352 – (4) (4)
– 1,589 1,589
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL VALUE FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 92.6%
BELGIUM - 0 .8%
Groupe Bruxelles Lambert NV 303 $ 27,592
FRANCE - 4 .8%
Danone SA 1,152 94,420
Sodexo SA 400 23,177
TotalEnergies SE 504 39,159
156,756
GERMANY - 4 .1%
Daimler Truck Holding AG 538 25,940
Heidelberg Materials AG 573 109,214
135,154
IRELAND - 1 .2%
Ryanair Holdings plc 1,279 39,957
NETHERLANDS - 7 .7%
Akzo Nobel NV 436 29,552
Heineken NV 818 68,763
Koninklijke Philips NV 3,331 90,418
Universal Music Group NV 3,065 64,186
252,919
SOUTH KOREA - 6 .1%
Samsung Electronics Co. Ltd. 922 198,703
SWITZERLAND - 5 .3%
Cie Financiere Richemont SA 326 75,373
UBS Group AG 1,944 96,369
171,742
UNITED KINGDOM - 10 .2%
BAE Systems plc 1,473 36,027
Compass Group plc 2,952 95,355
Diageo plc 4,751 95,947
Lloyds Banking Group plc 43,357 63,894
Reckitt Benckiser Group plc 632 41,179
332,402
UNITED STATES - 52 .4%
Alphabet, Inc., Class A 449 160,378
American Express Co. 365 123,459
Aon plc, Class A 156 51,610
Axalta Coating Systems Ltd.
*
929 31,793
Bank of New York Mellon Corp. (The) 1,049 151,688
Berkshire Hathaway, Inc., Class B
*
235 117,448
Charles Schwab Corp. (The) 1,532 141,329
Citigroup, Inc. 865 121,109
Elevance Health, Inc. 360 139,250
Experian plc 1,498 50,532
Henry Schein, Inc.
*
488 40,773
IQVIA Holdings, Inc.
*
357 69,028
Marsh & McLennan Cos., Inc. 583 97,202
Meta Platforms, Inc., Class A 192 107,956
Novartis AG 806 126,200
Progressive Corp. (The) 411 89,823
Shell plc 2,485 96,683
1,716,261
Total common stocks
(
Cost
$1,689,506) 3,031,486
Shares
Held Value
SHORT-TERM INVESTMENT - 6 .1%
2
INVESTMENT COMPANY - 6 .1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(1)
(Cost $198,080)
198,080 $ 198,080
Total investments - 98.7%
(Cost $1,887,586) 3,229,566
Other assets less liabilities - 1.3% 43,181
Total net assets - 100.0%
#
$ 3,272,747
(1)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 332,520 10 .3%
Consumer Discretionary 193,905 6 .0
Consumer Staples 300,309 9 .3
Energy 135,842 4 .2
Financials 1,081,523 33 .5
Health Care 465,669 14 .4
Industrials 152,456 4 .7
Information Technology 198,703 6 .2
Materials 170,559 5 .3
Short-Term Investment 198,080 6 .1
Total investments $ 3,229,566 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 297,942 9 .2%
EUR 612,378 19 .0
GBP 384,262 11 .8
KRW 198,703 6 .2
USD 1,736,281 53 .8
Total investments $ 3,229,566 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN HIGH INCOME FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
CORPORATE BONDS - 65.1%
AEROSPACE & DEFENSE - 0 .2%
TransDigm, Inc.
6.25%, 1/31/2034
(1)
5,363 $ 5,472
6.75%, 1/31/2034
(1)
22,983 23,574
29,046
BROADLINE RETAIL - 2 .3%
Nordstrom, Inc.
4.00%, 3/15/2027 14,636 14,484
4.38%, 4/1/2030 56,341 54,226
4.25%, 8/1/2031 21,278 19,981
5.00%, 1/15/2044 98,226 69,311
Photo Holdings LLC
12.00%, 7/1/2031
(1)
101,495 104,584
262,586
BUILDING PRODUCTS - 1 .2%
Ameritex Holdco Intermediate LLC
7.63%, 8/15/2033
(1)
18,973 19,824
JH North America Holdings, Inc.
5.88%, 1/31/2031
(1)
11,425 11,479
6.13%, 7/31/2032
(1)
11,425 11,520
Quikrete Holdings, Inc.
6.38%, 3/1/2032
(1)
58,446 59,684
6.75%, 3/1/2033
(1)
32,340 32,966
135,473
CAPITAL MARKETS - 0 .3%
Jane Street Group
6.13%, 11/1/2032
(1)
15,593 15,596
6.75%, 5/1/2033
(1)
15,222 15,654
31,250
CHEMICALS - 1 .6%
Methanex Corp.
5.13%, 10/15/2027
(2)
28,114 28,086
5.25%, 12/15/2029
(2)
91,452 90,910
5.65%, 12/1/2044
(2)
4,854 4,369
Methanex US Operations, Inc.
6.25%, 3/15/2032
(1)
4,347 4,402
Perimeter Holdings LLC
6.25%, 1/15/2034
(1)
24,423 24,377
SK Invictus Intermediate II SARL
5.00%, 10/30/2029
(1)
35,487 34,796
186,940
COMMERCIAL SERVICES & SUPPLIES - 0 .4%
APi Group DE, Inc.
5.75%, 6/1/2034
(1)
17,107 16,913
Veritiv Operating Co.
10.50%, 11/30/2030
(1)
31,898 32,623
49,536
CONSTRUCTION & ENGINEERING - 0 .3%
Granite Construction, Inc.
6.38%, 6/15/2034
(1)
4,982 5,066
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028
(1)
32,372 30,592
35,658
Principal
Amount Value
CONSUMER FINANCE - 0 .2%
OneMain Finance Corp.
7.88%, 3/15/2030 8,312 $ 8,653
6.50%, 3/15/2033 5,044 4,964
6.75%, 9/15/2033 5,044 4,993
18,610
CONTAINERS & PACKAGING - 2 .8%
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028
(1)
41,534 39,772
3.00%, 9/1/2029 EUR 8,242 9,054
4.00%, 9/1/2029
(1)
61,846 58,789
Canpack Group, Inc.
6.00%, 5/15/2031
(1)
8,495 8,543
Canpack SA
3.88%, 11/15/2029
(1)
(2)
6,209 5,896
Iris Holding, Inc.
10.00%, 12/15/2028
(1)
51,457 44,253
Sword Purchaser LLC
8.25%, 4/15/2033
(1)
106,209 109,902
10.50%, 4/15/2034
(1)
10,673 11,166
Toucan FinCo. Ltd.
9.50%, 5/15/2030
(1)
(2)
30,485 28,734
316,109
DISTRIBUTORS - 0 .9%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029
(1)
4,150 3,955
Core & Main LP
6.00%, 7/1/2034
(1)
10,674 10,724
Gates Corp.
6.88%, 7/1/2029
(1)
28,074 28,713
S&S Holdings LLC
8.38%, 10/1/2031
(1)
23,096 21,855
Windsor Holdings III LLC
8.50%, 6/15/2030
(1)
43,264 45,024
110,271
DIVERSIFIED CONSUMER SERVICES - 0 .3%
Wand NewCo 3, Inc.
7.63%, 1/30/2032
(1)
32,851 33,979
DIVERSIFIED REITS - 0 .7%
Global Net Lease, Inc.
3.75%, 12/15/2027
(1)
53,117 51,990
4.50%, 9/30/2028
(1)
31,343 30,544
82,534
DIVERSIFIED TELECOMMUNICATION SERVICES - 4 .6%
Altice France SA
6.50%, 10/15/2031
(1)
(2)
26,843 26,008
6.50%, 4/15/2032
(1)
(2)
35,114 33,935
6.88%, 7/15/2032
(1)
(2)
84,589 82,024
Big Sky Funding LLC
5.75%, 10/20/2035
4,662 4,648
8.50%, 10/20/2035 931 924
CCO Holdings LLC
5.13%, 5/1/2027
(1)
8,015 7,999
5.00%, 2/1/2028
(1)
18,210 17,982
6.38%, 9/1/2029
(1)
19,741 19,721
4.75%, 3/1/2030
(1)
39,605 37,551
4.50%, 8/15/2030
(1)
108,069 100,455

Artisan Partners Funds
Principal
Amount Value
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
CCO Holdings LLC (continued)
4.25%, 2/1/2031
(1)
118,651 $ 106,855
4.50%, 5/1/2032 94,019 82,987
4.25%, 1/15/2034
(1)
24,208 20,493
541,582
ELECTRICAL EQUIPMENT - 0 .9%
Regal Rexnord Corp.
6.05%, 4/15/2028 3,998 4,082
6.30%, 2/15/2030 52,835 55,143
6.40%, 4/15/2033 46,270 49,110
108,335
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0 .1%
Insight Enterprises, Inc.
6.63%, 5/15/2032
(1)
7,247 7,366
ENERGY EQUIPMENT & SERVICES - 0 .1%
Bristow Group, Inc.
6.75%, 2/1/2033
(1)
12,745 12,782
ENTERTAINMENT - 0 .1%
Playtika Holding Corp.
4.25%, 3/15/2029
(1)
10,264 9,186
FINANCIAL SERVICES - 1 .6%
Block, Inc.
5.63%, 8/15/2030
(1)
11,492 11,521
3.50%, 6/1/2031 7,513 6,916
6.50%, 5/15/2032 49,364 50,397
6.00%, 8/15/2033
(1)
6,129 6,171
Shift4 Payments LLC
6.75%, 8/15/2032
(1)
69,349 69,482
WEX, Inc.
6.50%, 3/15/2033
(1)
31,235 31,100
175,587
FOOD PRODUCTS - 0 .1%
Chobani LLC
6.38%, 4/15/2034
(1)
16,356 16,600
HEALTH CARE EQUIPMENT & SUPPLIES - 2 .2%
Medline Borrower LP
3.88%, 4/1/2029
(1)
175,967 170,888
6.25%, 4/1/2029
(1)
20,122 20,537
5.25%, 10/1/2029
(1)
59,998 59,631
251,056
HEALTH CARE TECHNOLOGY - 0 .3%
IQVIA, Inc.
6.25%, 6/1/2032
(1)
34,220 34,791
HOTEL & RESORT REITS - 0 .6%
RHP Hotel Properties LP
6.50%, 6/15/2033
(1)
3,801 3,900
5.75%, 3/15/2034
(1)
4,305 4,265
XHR LP
4.88%, 6/1/2029
(1)
56,701 55,670
6.63%, 5/15/2030
(1)
5,449 5,575
69,410
HOTELS, RESTAURANTS & LEISURE - 12 .7%
A&K Travel Group Holdings Ltd.
7.50%, 5/15/2033
(1)
(2)
36,986 37,338
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029
(1)
(2)
4,065 4,179
Carnival Corp. Ltd.
4.00%, 8/1/2028
(1)
13,445 13,196
5.13%, 5/1/2029
(1)
45,453 45,383
Principal
Amount Value
HOTELS, RESTAURANTS & LEISURE (continued)
Carnival Corp. Ltd. (continued)
5.88%, 6/15/2031
(1)
6,358 $ 6,472
5.75%, 8/1/2032
(1)
155,990 157,514
6.13%, 2/15/2033
(1)
103,588 104,846
Churchill Downs, Inc.
4.75%, 1/15/2028
(1)
18,039 17,864
5.75%, 4/1/2030
(1)
8,334 8,326
Flutter Treasury DAC
6.38%, 4/29/2029
(1)
(2)
16,286 16,525
5.88%, 6/4/2031
(1)
(2)
38,699 38,566
Lindblad Expeditions LLC
7.00%, 9/15/2030
(1)
30,632 31,672
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031
(1)
(2)
39,437 33,276
MGM Resorts International
4.63%, 9/1/2026 4,758 4,751
4.75%, 10/15/2028 40,099 39,815
NCL Corp. Ltd.
7.75%, 2/15/2029
(1)
72,482 75,634
5.88%, 1/15/2031
(1)
45,676 44,331
6.75%, 2/1/2032
(1)
68,108 67,955
6.25%, 9/15/2033
(1)
61,486 59,713
NCL Finance Ltd.
6.13%, 3/15/2028
(1)
135,465 136,498
Pioneer Opco LLC
7.00%, 5/15/2033
(1)
4,246 4,321
Royal Caribbean Cruises Ltd.
5.50%, 4/1/2028
(1)
49,465 49,930
6.25%, 3/15/2032
(1)
13,336 13,631
6.00%, 2/1/2033
(1)
12,378 12,552
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029
(1)
68,224 66,765
Six Flags Entertainment Corp.
8.63%, 1/15/2032
(1)
7,120 7,331
Station Casinos LLC
4.63%, 12/1/2031
(1)
29,589 28,095
TKC Holdings, Inc.
8.50%, 8/15/2030
(1)
63,639 65,491
12.00%, 2/15/2031
(1)
134,536 141,785
Vail Resorts, Inc.
5.63%, 7/15/2030
(1)
15,343 15,324
6.50%, 5/15/2032
(1)
39,627 40,360
Viking Cruises Ltd.
5.88%, 10/15/2033
(1)
45,319 45,390
Voyager Parent LLC
9.25%, 7/1/2032
(1)
11,694 12,367
1,447,196
HOUSEHOLD DURABLES - 0 .2%
Somnigroup International, Inc.
3.88%, 10/15/2031
(1)
19,694 18,101
INSURANCE - 11 .9%
Acrisure LLC
8.25%, 2/1/2029
(1)
39,034 36,739
4.25%, 2/15/2029
(1)
17,934 16,365
8.50%, 6/15/2029
(1)
39,406 37,050
6.00%, 8/1/2029
(1)
123,664 108,836
7.50%, 11/6/2030
(1)
28,357 26,895
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027
(1)
11,678 11,537
5.88%, 11/1/2029
(1)
54,415 53,183
7.00%, 1/15/2031
(1)
16,488 16,756
6.50%, 10/1/2031
(1)
54,287 54,138

Artisan Partners Funds
Principal
Amount Value
INSURANCE (continued)
Alliant Holdings Intermediate LLC (continued)
7.38%, 10/1/2032
(1)
12,473 $ 12,380
AmWINS Group, Inc.
6.38%, 2/15/2029
(1)
11,301 11,356
4.88%, 6/30/2029
(1)
7,360 7,092
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 7/15/2033
(1)
47,898 45,845
Ardonagh Finco Ltd.
7.75%, 2/15/2031
(1)
(2)
106,572 107,773
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032
(1)
(2)
370,806 360,217
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031
(1)
79,175 79,518
Broadstreet Partners Group LLC
5.88%, 4/15/2029
(1)
63,786 62,288
CRC Insurance Group LLC
7.13%, 6/1/2031
(1)
7,694 7,669
HUB International Ltd.
7.25%, 6/15/2030
(1)
50,829 52,163
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030
(1)
(2)
98,288 100,250
6.88%, 10/1/2033
(1)
(2)
118,541 109,937
7.25%, 10/1/2033
(1)
(2)
CAD 5,330 3,658
Ryan Specialty LLC
4.38%, 2/1/2030
(1)
3,884 3,743
5.88%, 8/1/2032
(1)
22,762 22,394
1,347,782
IT SERVICES - 2 .3%
Arches Buyer, Inc.
4.25%, 6/1/2028
(1)
202,273 198,223
6.13%, 12/1/2028
(1)
64,177 63,214
261,437
MACHINERY - 1 .3%
Calderys Financing II LLC
11.75% Cash, or 12.50% PIK, 6/1/2028
(1)
34,714 35,431
Calderys Financing LLC
11.25%, 6/1/2028
(1)
(2)
38,672 40,056
Chart Industries, Inc.
7.50%, 1/1/2030
(1)
18,527 19,128
9.50%, 1/1/2031
(1)
12,093 12,662
CTEC II GmbH
5.25%, 2/15/2030
(2)
EUR 26,868 29,489
136,766
MEDIA - 1 .9%
CSC Holdings LLC
5.50%, 4/15/2027
(1)
12,343 8,270
5.38%, 2/1/2028
(1)
8,953 5,612
11.25%, 5/15/2028
(1)
16,145 10,413
11.75%, 1/31/2029
(1)
11,465 7,052
6.50%, 2/1/2029
(1)
21,242 12,707
4.13%, 12/1/2030
(1)
3,919 2,329
4.63%, 12/1/2030
(1)
86,672 20,151
3.38%, 2/15/2031
(1)
2,366 1,403
4.50%, 11/15/2031
(1)
16,836 9,948
DISH Network Corp.
11.75%, 11/15/2027
(1)
36,618 37,627
EchoStar Corp.
10.75%, 11/30/2029 43,414 46,914
6.75% Cash, or 6.75% PIK, 11/30/2030 29,235 29,720
Lamar Media Corp.
5.38%, 11/1/2033
(1)
26,441 25,914
218,060
Principal
Amount Value
METALS & MINING - 0 .7%
Commercial Metals Co.
4.13%, 1/15/2030 8,678 $ 8,410
3.88%, 2/15/2031 3,624 3,395
Compass Minerals International, Inc.
8.00%, 7/1/2030
(1)
29,704 31,326
Skeena Resources Ltd.
8.50%, 4/1/2031
(1)
(2)
34,440 36,176
79,307
OIL, GAS & CONSUMABLE FUELS - 0 .3%
BKV Upstream Midstream LLC
7.50%, 10/15/2030
(1)
7,555 7,589
Infinity Natural Resources LLC
7.63%, 4/1/2031
(1)
10,636 10,564
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032
(1)
7,783 7,924
26,077
PASSENGER AIRLINES - 2 .4%
VistaJet Malta Finance plc
9.50%, 6/1/2028
(1)
(2)
19,631 19,873
6.38%, 2/1/2030
(1)
(2)
270,829 257,703
277,576
PERSONAL CARE PRODUCTS - 1 .0%
BellRing Brands, Inc.
7.00%, 3/15/2030
(1)
88,565 88,547
Prestige Brands, Inc.
3.75%, 4/1/2031
(1)
22,886 21,002
109,549
PROFESSIONAL SERVICES - 0 .7%
TriNet Group, Inc.
3.50%, 3/1/2029
(1)
27,977 26,341
7.13%, 8/15/2031
(1)
5,671 5,702
VT Topco, Inc.
8.50%, 8/15/2030
(1)
44,897 45,549
77,592
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029
(1)
34,531 34,347
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .9%
Kioxia Holdings Corp.
6.25%, 7/24/2030
(1)
(2)
37,294 38,471
6.63%, 7/24/2033
(1)
(2)
58,219 60,891
99,362
SOFTWARE - 4 .3%
AthenaHealth Group, Inc.
6.50%, 2/15/2030
(1)
9,425 9,037
Castle US Holding Corp.
10.00%, 6/30/2031
(1)
23,617 4,723
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033
(1)
3,537 3,700
Oracle Corp.
5.35%, 5/4/2033 7,141 6,936
5.70%, 2/4/2036 7,141 6,916
3.80%, 11/15/2037 32,421 25,903
6.50%, 4/15/2038 14,284 14,375
6.13%, 7/8/2039 37,491 36,190
3.60%, 4/1/2040 52,477 38,264
5.38%, 7/15/2040 78,560 69,205
3.65%, 3/25/2041 115,843 83,187
6.55%, 2/4/2046 7,141 6,732
6.70%, 2/4/2056 7,141 6,721

Artisan Partners Funds
Principal
Amount Value
SOFTWARE (continued)
Oracle Corp. (continued)
6.85%, 2/4/2066 2,142 $ 1,994
SS&C Technologies, Inc.
6.50%, 6/1/2032
(1)
1,417 1,429
UKG, Inc.
6.88%, 2/1/2031
(1)
185,361 180,074
495,386
SPECIALIZED REITS - 0 .5%
Iron Mountain, Inc.
5.00%, 7/15/2028
(1)
2,053 2,045
5.25%, 7/15/2030
(1)
16,752 16,502
6.25%, 1/15/2035
(1)
36,252 36,393
54,940
SPECIALTY RETAIL - 1 .6%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029
(1)
27,360 26,642
Bath & Body Works, Inc.
6.63%, 10/1/2030
(1)
9,413 9,602
6.88%, 11/1/2035 26,806 27,442
6.75%, 7/1/2036 10,753 10,771
Gap, Inc. (The)
3.63%, 10/1/2029
(1)
38,970 36,718
3.88%, 10/1/2031
(1)
26,947 24,554
Park River Holdings, Inc.
8.00%, 3/15/2031
(1)
31,843 32,121
Specialty Building Products Holdings LLC
7.75%, 10/15/2029
(1)
10,570 9,724
White Cap Supply Holdings LLC
7.38%, 11/15/2030
(1)
7,374 7,476
185,050
TRADING COMPANIES & DISTRIBUTORS - 0 .3%
QXO Building Products, Inc.
6.50%, 7/15/2031
(1)
12,115 12,347
6.88%, 7/15/2034
(1)
12,115 12,437
United Rentals North America, Inc.
6.00%, 12/15/2029
(1)
14,900 15,143
39,927
Total corporate bonds
(
Cost
$7,492,579) 7,427,142
BANK LOANS - 26.6%
AUTOMOBILE COMPONENTS - 2 .6%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 5.75%), 9.40%, 1/31/2031
(3)
67,811 69,215
RealTruck Group, Inc. First Lien Term Loan A
(SOFR + 4.75%), 8.65%, 1/31/2031
(3)
168,658 103,725
RealTruck Group, Inc. First Lien Term Loan B
(SOFR + 6.00%), 9.90%, 1/31/2031
(3)
137,058 85,062
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 9.73%, 12/3/2029
(3)
47,449 43,495
301,497
CAPITAL MARKETS - 2 .0%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.12%, 7/31/2031
(3)
66,176 63,664
(SOFR + 4.00%), 7.62%, 7/31/2031
(3)
11,684 11,282
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 5.75%), 9.37%, 2/16/2032
(3)
141,284 136,913
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.12%, 10/16/2031
(3)
16,872 16,837
228,696
Principal
Amount Value
CHEMICALS - 0 .3%
Arthur US Finco, Inc. First Lien Term Loan
(SOFR + 5.25%), 8.95%, 12/14/2029
(3)
8 $ 7
Formulations Parent Corp. First Lien Term Loan
(SOFR + 4.00%), 7.67%, 4/9/2032
(3)
34,053 34,053
34,060
COMMERCIAL SERVICES & SUPPLIES - 0 .3%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.06%, 12/21/2028
(3)
42,007 38,977
COMMUNICATIONS EQUIPMENT - 1 .2%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.40%, 11/30/2029
(3)
58,326 55,082
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 8.90%, 12/24/2030
(3)
82,771 75,218
130,300
CONTAINERS & PACKAGING - 2 .5%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.51%, 6/28/2028
(3)
231,482 219,836
Sword Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 7.65%, 4/11/2033
(3)
74,566 72,621
292,457
DISTRIBUTORS - 0 .3%
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 7.73%, 11/30/2030
(3)
38,969 36,772
DIVERSIFIED CONSUMER SERVICES - 0 .6%
HMH Co. First Lien Term Loan B
(SOFR + 5.25%), 9.01%, 4/9/2029
(3)
8,134 6,397
Houghton Mifflin Harcourt Co. First Lien Term Loan B
(SOFR + 8.00%), 11.76%, 4/7/2028
(3)
17,040 15,311
Wand NewCo 3, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.14%, 1/30/2031
(3)
48,113 48,033
69,741
ENTERTAINMENT - 0 .9%
Liberty Co. Insurance Brokers LLC (The) First Lien Term Loan
(SOFR + 3.75%), 7.38%, 10/15/2032
(3)
36,500 34,310
Playtika Holding Corp. First Lien Term Loan B1
(SOFR + 2.75%), 6.51%, 3/13/2028
(3)
65,959 63,904
98,214
FINANCIAL SERVICES - 0 .4%
Orion US Finco, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.17%, 10/8/2032
(3)
21,161 21,156
VCI Asset Holdings 2 LLC First Lien Term Loan
7.38%, 1/31/2031 18,435 18,965
40,121
FOOD PRODUCTS - 1 .0%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 8.64%, 11/5/2031
(3)
150,248 109,823
GROUND TRANSPORTATION - 0 .1%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 11.70%, 2/20/2029
(3)
2,707 2,517
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 11.70%, 2/20/2029
(3)
7,624 7,090
(SOFR + 3.00%), 6.64%, 8/20/2029
(3)
22,318 8,778
18,385
HEALTH CARE PROVIDERS & SERVICES - 0 .2%
Surgery Center Holdings, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.14%, 12/19/2030
(3)
23,206 23,206

Artisan Partners Funds
Principal
Amount Value
HOTEL & RESORT REITS - 0 .2%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.17%, 6/30/2031
(3)
18,733 $ 18,788
HOTELS, RESTAURANTS & LEISURE - 1 .5%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.42%, 9/30/2030
(3)
46,961 44,411
Dave & Buster's, Inc. First Lien Term Loan B
(SOFR + 3.25%), 6.94%, 6/29/2029
(3)
47,045 41,282
(SOFR + 3.25%), 6.94%, 11/3/2031
(3)
7,190 5,808
Pioneer OpCo LLC First Lien Term Loan B
(SOFR + 3.25%), 7.06%, 5/16/2033
(3)
11,796 11,832
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.14%, 8/19/2030
(3)
74,049 73,679
177,012
HOUSEHOLD DURABLES - 0 .0%
^
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 6.97%, 6/29/2028
(3)
2,171 2,042
INSURANCE - 2 .5%
Acrisure LLC First Lien Term Loan B
(SOFR + 3.25%), 6.89%, 6/21/2032
(3)
3,051 2,749
Acrisure LLC First Lien Term Loan B6
(SOFR + 3.00%), 6.64%, 11/6/2030
(3)
19,149 17,282
Alera Group, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.39%, 5/31/2032
(3)
37,666 35,731
Alera Group, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.12%, 5/30/2033
(3)
143,890 136,576
Alliant Holdings Intermediate LLC First Lien Term Loan
(SOFR + 2.50%), 6.12%, 9/19/2031
(3)
18,895 18,625
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 6.37%, 2/18/2031
(2)(3)
11,574 11,176
Goosehead Insurance Holdings LLC First Lien Term Loan B
(SOFR + 3.00%), 6.64%, 1/8/2032
(3)
9,398 9,257
OneDigital Borrower LLC Second Lien Term Loan
(SOFR + 5.25%), 8.87%, 7/2/2032
(3)
17,961 17,302
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 8.48%, 5/6/2032
(3)
25,439 24,612
273,310
IT SERVICES - 0 .4%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 6.99%, 12/6/2027
(3)
51,256 51,050
LEISURE PRODUCTS - 3 .5%
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 8.73%, 9/29/2031
(3)
194,104 194,104
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 4.00%), 7.96%, 6/1/2028
(3)
194,068 185,865
(SOFR + 5.50%), 9.35%, 6/1/2029
(3)
15,160 14,477
394,446
MEDIA - 0 .6%
MJH Healthcare Holdings LLC First Lien Term Loan B
(SOFR + 2.75%), 6.39%, 1/29/2029
(3)
41,277 39,076
(SOFR + 3.75%), 7.37%, 1/29/2029
(3)
34,288 32,659
71,735
PASSENGER AIRLINES - 0 .7%
Vista Management Holding, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.44%, 4/1/2031
(3)
75,537 75,783
PROFESSIONAL SERVICES - 0 .3%
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.64%, 8/9/2030
(3)
32,399 31,741
SOFTWARE - 4 .0%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.25%), 5.98%, 2/24/2031
(3)
43,854 43,032
Principal
Amount Value
SOFTWARE (continued)
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.23%, 2/23/2032
(3)
28,960 $ 28,517
Castle US Holding Corp. First Lien Term Loan
(SOFR + 5.00%), 8.62% Cash and 1.00% PIK,
4/29/2030
4,190 4,181
Castle US Holding Corp. First Lien Term Loan B1
(SOFR + 4.25%), 7.98%, 5/31/2030
(3)
4,306 2,054
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 7.93%, 2/10/2028
(3)
35,294 34,185
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 11.43%, 2/12/2029
(3)
28,018 25,356
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 8.39%, 11/15/2032
(3)
73,934 71,161
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 8.63%, 7/27/2027
(3)
19,035 8,947
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 7.66%, 4/5/2030
(3)
176,581 139,310
Reorg Mobileum Acquisitionco LLC First Lien Term Loan A
(SOFR + 1.00%), 4.58% Cash, or 5.00% PIK,
9/11/2029
8,358 7,522
UKG, Inc. First Lien Term Loan
(SOFR + 2.25%), 5.91%, 2/10/2031
(3)
102,001 95,857
460,122
SPECIALTY RETAIL - 0 .5%
Park River Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.19%, 3/17/2031
(3)
18,905 18,861
Specialty Building Products Holdings LLC First Lien Term Loan
(SOFR + 3.75%), 7.49%, 10/16/2028
(3)
41,473 37,335
56,196
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0 .0%
^
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 11.18%, 6/1/2029
(3)
6,435 1,024
Total bank loans
(
Cost
$3,106,333) 3,035,498
Shares
Held
COMMON STOCKS - 0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0 .0%
^
Altice France SA
(2)(4) *
76 1,179
GROUND TRANSPORTATION - 0 .0%
^
SIRVA Worldwide, Inc.
(4) *
47 40
MACHINERY - 0 .1%
Utex Equity
(4) *
364 10,313
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
MP Topco Holdings LLC
(4) *
2,032 35,048
SOFTWARE - 0 .1%
Matrix Exit Equity
(4) *
355 3,495
Total common stocks
(
Cost
$37,051) 50,075
PREFERRED STOCK - 0.0%
^
GROUND TRANSPORTATION - 0 .0%
^
SIRVA Worldwide, Inc.
(4)
*
(Cost $1,216)
11 2,174

Artisan Partners Funds
Security
Country
Trading
Currency
A&K Travel Group Holdings Ltd., 7.50%, 5/15/2033
United Kingdom
USD
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029
United Kingdom
USD
Altice France SA
France
EUR
Altice France SA, 6.50%, 10/15/2031
France
USD
Altice France SA, 6.50%, 4/15/2032
France
USD
Altice France SA, 6.88%, 7/15/2032
France
USD
Ardonagh Finco Ltd., 7.75%, 2/15/2031
United Kingdom
USD
Ardonagh Group Finance Ltd., 8.88%, 2/15/2032
United Kingdom
USD
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 6.37%, 2/18/2031
United Kingdom
USD
Calderys Financing LLC, 11.25%, 6/1/2028
France
USD
Canpack SA, 3.88%, 11/15/2029
Poland
USD
CTEC II GmbH, 5.25%, 2/15/2030
Germany
EUR
Flutter Treasury DAC, 6.38%, 4/29/2029
United Kingdom
USD
Flutter Treasury DAC, 5.88%, 6/4/2031
United Kingdom
USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030
Canada
USD
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/1/2033
Canada
USD
Jones Deslauriers Insurance Management, Inc., 7.25%, 10/1/2033
Canada
CAD
Kioxia Holdings Corp., 6.25%, 7/24/2030
Japan
USD
Kioxia Holdings Corp., 6.63%, 7/24/2033
Japan
USD
Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/2031
United Kingdom
USD
Methanex Corp., 5.13%, 10/15/2027
Canada
USD
Methanex Corp., 5.25%, 12/15/2029
Canada
USD
Methanex Corp., 5.65%, 12/1/2044
Canada
USD
Skeena Resources Ltd., 8.50%, 4/1/2031
Canada
USD
Toucan FinCo. Ltd., 9.50%, 5/15/2030
Canada
USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028
Switzerland
USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030
Switzerland
USD
No. of
Warrants
‡
Value
WARRANT - 0.0%
FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027,
strike price $10
(4)(5)
*
(Cost $—)
71 $ —
Shares
Held
SHORT-TERM INVESTMENT - 6.5%
INVESTMENT COMPANY - 6.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(6)
(Cost $742,663)
742,663 742,663
Total investments - 98.7%
(Cost $11,379,842) 11,257,552
Other assets less liabilities - 1.3% 150,564
Total net assets - 100.0%
#
$ 11,408,116
(1)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)
The Fund considers the company to be from outside the United States.
(3)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of June 30, 2026.
(4)
Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners
Funds and administered by the valuation designee. In total, securities valued at a fair value were $52,249, or 0.5% of total net assets. See notes (2) and (3) in the accompanying notes.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)
Represents the current yield as of June 30, 2026.
OTHER UNFUNDED COMMITMENTS
Values in thousands
The portfolio had unfunded commitments to purchase corporate bonds in the amount of $140,381 or 1.2% of the total net assets as of June 30, 2026:
Corporate Bond
Unfunded
Commitment
Amount
Unfunded
Value
Unrealized
Appreciation
(Depreciation)
Big Sky Funding LLC,
5.75%
$ 116,983 $ 116,636 $ (347)
Big Sky Funding LLC,
8.50%
23,398 23,219 (179)
$140,381 $139,855 $(526)
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 939,956 8 .4%
Consumer Discretionary 3,094,889 27 .5
Consumer Staples 235,972 2 .1
Energy 38,859 0 .3
Financials 2,115,356 18 .8
Health Care 309,053 2 .7
Industrials 1,067,322 9 .5
Information Technology 1,509,542 13 .4
Materials 908,873 8 .1
Real Estate 295,067 2 .6
Short-Term Investment 742,663 6 .6
Total investments $ 11,257,552 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 3,658 0 .0%
^
EUR 39,722 0 .4
USD 11,214,172 99 .6
Total investments $ 11,257,552 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
USD 3,787 CAD 5,242 BOA 9/4/2026 80
USD 39,175 EUR 33,840 BOA 9/8/2026 397
Total unrealized appreciation 477
FUTURES CONTRACTS
Values in thousands
Description
No. of
Contracts Expiration Date
Trading
Currency
Notional
Amount
($)
Notional
Value
( $ )
Unrealized
(Depreciation)
( $ )
Short Position Contracts
U.S. Treasury 10 Year Note (2,841) 9/21/2026 USD (284,100) (312,199) (2,415)
Net unrealized depreciation (2,415)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.5%
BELGIUM - 2 .4%
Elia Group SA/NV 518 $ 82,781
UCB SA 270 80,748
163,529
CHINA - 7 .0%
Contemporary Amperex Technology Co. Ltd., Class A 4,906 284,177
Tencent Holdings Ltd., ADR 1,422 78,525
Tencent Holdings Ltd. 1,971 108,003
470,705
CZECH REPUBLIC - 0 .3%
CSG NV
*
1,585 23,129
DENMARK - 3 .2%
Danske Bank A/S 2,718 145,518
NKT A/S
*
461 68,819
214,337
FRANCE - 12 .0%
Accor SA 292 16,953
Air Liquide SA 1,012 200,401
Airbus SE 284 63,220
BNP Paribas SA 1,245 145,298
Safran SA 541 213,374
SPIE SA 2,943 169,456
808,702
GERMANY - 4 .7%
Deutsche Boerse AG 226 61,719
MTU Aero Engines AG 259 107,841
RWE AG 227 14,658
Siemens Energy AG 69 13,106
Siemens Healthineers AG
(1)
87 3,419
Vonovia SE 4,621 113,983
314,726
GREECE - 2 .6%
Piraeus Bank SA
*
12,794 132,851
Public Power Corp. SA 1,676 44,032
176,883
HONG KONG - 3 .5%
AIA Group Ltd. 13,068 119,048
Sun Hung Kai Properties Ltd. 3,353 48,011
Techtronic Industries Co. Ltd. 4,241 70,027
237,086
IRELAND - 1 .1%
Ryanair Holdings plc 2,407 75,216
ITALY - 2 .1%
BFF Bank SpA
(1)(2) *
5,953 20,922
Enel SpA 10,719 123,142
144,064
JAPAN - 8 .2%
Fujikura Ltd. 1,870 71,750
Japan Post Bank Co. Ltd. 6,638 125,048
Mitsubishi UFJ Financial Group, Inc. 8,262 162,949
Otsuka Holdings Co. Ltd. 487 32,336
Sumitomo Electric Industries Ltd. 5,703 102,668
Toyota Motor Corp. 3,384 56,707
551,458
NETHERLANDS - 2 .4%
Argenx SE, ADR
*
66 60,849
Shares
Held Value
NETHERLANDS (continued)
Argenx SE
*
8 $ 7,016
ASML Holding NV 28 54,726
BE Semiconductor Industries NV 40 13,275
Magnum Ice Cream Co. NV (The)
(2) *
1,326 23,068
158,934
SINGAPORE - 0 .2%
Singapore Technologies Engineering Ltd. 1,229 9,872
SOUTH KOREA - 7 .8%
HD Hyundai Electric Co. Ltd. 87 54,549
Hyosung Heavy Industries Corp. 39 86,340
Korea Electric Power Corp. 3,345 79,873
LIG Defense&Aerospace Co. Ltd. 315 146,298
MNC Solution Co. Ltd. 604 9,202
Samsung Electronics Co. Ltd. 596 128,513
Samsung Electronics Co. Ltd., GDR
(1)
3 16,051
520,826
SPAIN - 2 .4%
Aena SME SA
(1)
2,657 80,948
CaixaBank SA 5,455 77,196
158,144
SWITZERLAND - 6 .2%
Medacta Group SA
(1)
273 46,028
SGS SA 681 78,996
UBS Group AG 5,845 289,784
414,808
TAIWAN - 4 .4%
Taiwan Semiconductor Manufacturing Co. Ltd. 3,938 297,916
TURKEY - 0 .4%
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret
A/S, Class B
4,874 28,889
UNITED KINGDOM - 26 .1%
AstraZeneca plc (LSE) 207 38,730
AstraZeneca plc (NYSE) 145 27,400
Babcock International Group plc 10,374 130,968
Balfour Beatty plc 2,276 26,190
British American Tobacco plc 3,047 189,055
Diageo plc 3,506 70,807
HSBC Holdings plc (HKEX) 4,221 79,603
HSBC Holdings plc (LSE) 5,960 113,117
J Sainsbury plc 39,513 167,612
Lloyds Banking Group plc 66,284 97,682
London Stock Exchange Group plc 173 18,708
Melrose Industries plc 8,864 55,839
National Grid plc 17,971 297,489
SSE plc 3,947 127,541
Tesco plc 36,278 220,734
Unilever plc 1,489 89,446
1,750,921
UNITED STATES - 0 .5%
CRH plc 311 33,275
Total common stocks
(
Cost
$5,220,321) 6,553,420

Artisan Partners Funds
Shares
Held Value
SHORT-TERM INVESTMENT - 2 .1%
2
INVESTMENT COMPANY - 2 .1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(3)(4)
(Cost $137,912)
137,912 $ 137,912
Total investments - 99.6%
(Cost $5,358,233) 6,691,332
Other assets less liabilities - 0.4% 28,609
Total net assets - 100.0%
#
$ 6,719,941
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the
value of these securities was $167,368 or 2.5% of net assets.
(2)
All or a portion of security is on loan at June 30, 2026.
(3)
Security is partially used as collateral for securities lending. At June 30, 2026, the Fund had loaned securities with a total value of $41,249. This was collateralized by cash of $43,137 which was subsequently invested in an investment company.
(4)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 186,528 2 .8%
Consumer Discretionary 176,328 2 .6
Consumer Staples 760,722 11 .4
Financials 1,589,443 23 .8
Health Care 296,526 4 .4
Industrials 1,868,206 27 .9
Information Technology 510,481 7 .6
Materials 233,676 3 .5
Real Estate 161,994 2 .4
Utilities 769,516 11 .5
Short-Term Investment 137,912 2 .1
Total investments $ 6,691,332 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 414,808 6 .2%
CNY 284,177 4 .2
DKK 214,337 3 .2
EUR 1,939,410 29 .0
GBP 1,666,986 24 .9
HKD 424,692 6 .4
JPY 551,458 8 .2
KRW 504,775 7 .5
SGD 9,872 0 .2
TRY 28,889 0 .4
TWD 297,916 4 .5
USD 354,012 5 .3
Total investments $ 6,691,332 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL EXPLORER FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 84.1%
AUSTRALIA - 3 .2%
Steadfast Group Ltd. 4,947 $ 17,469
CANADA - 2 .5%
Knight Therapeutics, Inc.
*
1,390 9,657
Real Matters, Inc.
*
1,124 4,119
13,776
FRANCE - 4 .0%
Alten SA 368 22,287
GERMANY - 1 .1%
Schott Pharma AG & Co. KGaA 297 5,880
INDIA - 1 .8%
Care Ratings Ltd. 272 4,740
PVR Inox Ltd.
*
510 5,181
9,921
INDONESIA - 0 .9%
Mitra Adiperkasa Tbk. PT 57,227 4,881
IRELAND - 12 .0%
Glenveagh Properties plc
(1) *
23,204 66,414
ITALY - 1 .1%
Sesa SpA 60 6,111
JAPAN - 15 .4%
Kansai Paint Co. Ltd. 1,476 24,048
Lion Corp. 1,529 16,123
Sato Corp. 677 9,896
Shimadzu Corp. 419 10,607
Zuken, Inc. 870 24,588
85,262
SOUTH AFRICA - 1 .3%
Famous Brands Ltd. 1,923 6,999
SWITZERLAND - 1 .1%
Medmix AG
(1)
632 6,181
UNITED KINGDOM - 29 .9%
Allfunds Group plc 1,005 9,653
Elementis plc 13,826 28,207
Essentra plc 11,638 12,335
FDM Group Holdings plc 4,089 5,620
IQE plc
(2) *
78,511 49,415
Kingfisher plc 3,613 13,571
LSL Property Services plc 518 1,415
Luxfer Holdings plc 692 12,479
M&C Saatchi plc
(2) *
6,297 11,109
Pets at Home Group plc 2,165 5,094
Sabre Insurance Group plc
(1)
6,939 16,015
164,913
UNITED STATES - 8 .0%
Impro Precision Industries Ltd.
(1)
28,436 29,114
Signify NV
(1)
801 15,285
44,399
VIRGIN ISLANDS, BRITISH - 1 .8%
AdvancedAdvT Ltd.
*
4,945 10,003
Total common stocks
(
Cost
$394,860) 464,496
No. of Warrants Value
WARRANT - 2.1%
United Kingdom - 2.1%
IQE plc, expiring 3/13/2028, strike price GBP
0.000001
(2)(3)(4)
*
(Cost $—)
23,921 $ 11,668
Shares
Held
SHORT-TERM INVESTMENT - 13 .3%
2
INVESTMENT COMPANY - 13 .3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(5)
(Cost $73,378)
73,378 73,378
Total investments - 99.5%
(Cost $468,238) 549,542
Other assets less liabilities - 0.5% 2,788
Total net assets - 100.0%
#
$ 552,330
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the
value of these securities was $133,009 or 24.1% of net assets.
(2)
"Affiliated company" as defined under the Investment Company Act of 1940.
(3)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)
Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners
Funds and administered by the valuation designee. In total, securities valued at a fair value were $11,668, or 2.1% of total net assets. See notes (2) and (3) in the accompanying notes.
(5)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 16,290 3 .0%
Consumer Discretionary 96,959 17 .6
Consumer Staples 16,123 2 .9
Financials 47,877 8 .7
Health Care 21,718 4 .0
Industrials 66,774 12 .1
Information Technology 140,299 25 .5
Materials 64,590 11 .8
Real Estate 5,534 1 .0
Short-Term Investment 73,378 13 .4
Total investments $ 549,542 100 .0%

Artisan Partners Funds
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AUD $ 17,469 3 .2%
CAD 13,776 2 .5
CHF 6,181 1 .1
EUR 125,630 22 .9
GBP 164,452 29 .9
HKD 29,114 5 .3
IDR 4,881 0 .9
INR 9,921 1 .8
JPY 85,262 15 .5
USD 85,857 15 .6
ZAR 6,999 1 .3
Total investments $ 549,542 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL SMALL-MID FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 99.1%
AUSTRALIA - 0 .2%
Iluka Resources Ltd. 1,158 $ 5,668
BELGIUM - 0 .2%
Azelis Group NV 539 5,726
BRAZIL - 0 .6%
B3 SA - Brasil Bolsa Balcao 2,926 8,230
TOTVS SA 1,394 7,738
15,968
CANADA - 5 .5%
Altus Group Ltd. 431 13,703
CAE, Inc.
*
635 15,908
Kinaxis, Inc.
*
540 57,973
Lightspeed Commerce, Inc.
*
2,254 23,606
MDA Space Ltd.
*
688 28,407
139,597
CHINA - 1 .1%
Airtac International Group 641 26,862
DENMARK - 5 .7%
ALK-Abello A/S, Class B 354 13,198
Ambu A/S, Class B 3,046 28,403
DSV A/S 64 15,143
FLSmidth & Co. A/S 148 10,785
Genmab A/S
*
287 78,661
146,190
FINLAND - 3 .8%
Metso Oyj 5,545 96,295
FRANCE - 1 .3%
DBV Technologies SA, ADR
*
840 13,780
Inventiva SACA
(1) *
638 2,347
Inventiva SACA, ADR
*
144 545
Lectra 785 15,388
Robertet SA 1 1,364
33,424
GERMANY - 2 .5%
Brenntag SE 1,043 63,401
INDIA - 0 .6%
Adani Green Energy Ltd.
*
538 8,487
Niva Bupa Health Insurance Co. Ltd.
*
7,056 6,304
14,791
IRELAND - 2 .1%
Glanbia plc 1,884 52,656
ISRAEL - 5 .6%
Kornit Digital Ltd.
*
1,831 29,748
Mobileye Global, Inc., Class A
*
560 5,423
Nice Ltd., ADR
*
670 60,915
Radware Ltd.
*
1,472 45,415
141,501
ITALY - 0 .9%
Ermenegildo Zegna NV 1,056 13,750
Fincantieri SpA
*
766 8,705
22,455
JAPAN - 19 .0%
ALSOK Co. Ltd. 1,233 8,096
Ariake Japan Co. Ltd. 746 23,042
Shares
Held Value
JAPAN (continued)
Azbil Corp. 3,710 $ 39,234
Bengo4.com, Inc.
*
439 6,110
CKD Corp. 205 9,398
GMO Financial Gate, Inc. 309 13,026
GMO Payment Gateway, Inc. 561 31,990
Hamamatsu Photonics KK 520 8,544
Harmonic Drive Systems, Inc. 270 12,942
HUMAN MADE, Inc.
*
790 7,322
Japan Elevator Service Holdings Co. Ltd. 1,257 13,440
Macnica Holdings, Inc. 455 8,798
Maruwa Co. Ltd. 60 26,283
MatsukiyoCocokara & Co. 1,045 15,430
Money Forward, Inc.
*
1,804 48,488
Morinaga Milk Industry Co. Ltd. 3,904 30,432
NOF Corp. 1,374 22,298
Omron Corp. 1,774 63,291
Otsuka Corp. 562 9,593
Rohm Co. Ltd. 1,193 39,492
Ryohin Keikaku Co. Ltd. 1,107 24,103
Sawai Group Holdings Co. Ltd. 62 640
Taihei Dengyo Kaisha Ltd. 414 6,495
Takasago Thermal Engineering Co. Ltd. 66 2,078
Trusco Nakayama Corp. 837 11,713
482,278
MEXICO - 1 .4%
Corp. Inmobiliaria Vesta SAB de CV 5,440 18,702
Qualitas Controladora SAB de CV 1,603 16,066
34,768
NETHERLANDS - 0 .5%
Koninklijke Vopak NV 265 13,836
NORWAY - 1 .5%
Nordic Semiconductor ASA
*
2,086 38,398
SWEDEN - 1 .1%
Swedish Orphan Biovitrum AB
*
578 27,542
SWITZERLAND - 2 .9%
dormakaba Holding AG 403 26,061
Helvetia Baloise Holding AG 67 17,199
Landis+Gyr Group AG
*
563 30,176
Medartis Holding AG
(1) *
13 1,339
74,775
TAIWAN - 0 .5%
Lite-On Technology Corp. 1,673 11,659
UNITED KINGDOM - 18 .9%
AJ Bell plc 4,528 36,731
Aviva plc 3,422 29,516
Balfour Beatty plc 3,753 43,181
Burberry Group plc
*
1,657 23,342
Chemring Group plc 5,474 37,174
Close Brothers Group plc
*
1,077 5,789
Convatec Group plc
(1)
18,136 51,723
Dpc Holdings Ltd.
*
31 1,504
Games Workshop Group plc 87 24,941
JET2 plc 1,162 19,907
Melrose Industries plc 6,279 39,556
Metro Bank Holdings plc
*
6,213 13,499
Quilter plc
(1)
6,594 16,819

Artisan Partners Funds
Shares
Held Value
UNITED KINGDOM (continued)
Rotork plc 11,063 $ 43,348
Smiths Group plc 1,219 41,380
St. James's Place plc 1,101 17,688
Taylor Wimpey plc 18,405 19,696
Trainline plc
(1) *
2,283 6,177
Weir Group plc (The) 246 7,841
479,812
UNITED STATES - 23 .2%
ACADIA Pharmaceuticals, Inc.
*
823 20,827
Agilysys, Inc.
*
424 44,286
Alkermes plc
*
508 26,634
Arrowhead Pharmaceuticals, Inc.
*
191 15,588
BeOne Medicines Ltd., ADR
*
72 20,473
Celcuity, Inc.
*
286 29,939
Denali Therapeutics, Inc.
*
754 19,385
Dianthus Therapeutics, Inc.
*
158 15,405
Dyne Therapeutics, Inc.
*
406 9,013
Edgewise Therapeutics, Inc.
*
329 13,357
Glaukos Corp.
*
191 26,684
Illumina, Inc.
*
103 18,040
Inspire Medical Systems, Inc.
*
456 20,343
Insulet Corp.
*
159 24,240
Ionis Pharmaceuticals, Inc.
*
425 33,727
Kodiak Sciences, Inc.
*
596 23,220
Legend Biotech Corp., ADR
*
956 27,620
LivaNova plc
*
1,375 113,031
Madrigal Pharmaceuticals, Inc.
*
38 20,223
Replimune Group, Inc.
*
603 6,677
Sionna Therapeutics, Inc.
*
116 5,122
SolarEdge Technologies, Inc.
*
662 38,692
Stoke Therapeutics, Inc.
*
220 7,210
Tarsus Pharmaceuticals, Inc.
*
176 11,067
590,803
Total common stocks
(
Cost
$1,995,454) 2,518,405
Total investments - 99.1%
(Cost $1,995,454) 2,518,405
Other assets less liabilities - 0.9% 22,034
Total net assets - 100.0%
#
$ 2,540,439
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the
value of these securities was $78,405 or 3.1% of net assets.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 6,110 0 .2%
Consumer Discretionary 124,754 5 .0
Consumer Staples 121,560 4 .9
Energy 13,836 0 .5
Financials 212,857 8 .5
Health Care 726,003 28 .8
Industrials 625,094 24 .8
Information Technology 617,969 24 .5
Materials 29,330 1 .2
Real Estate 32,405 1 .3
Utilities 8,487 0 .3
Total investments $ 2,518,405 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AUD $ 5,668 0 .2%
BRL 15,968 0 .6
CAD 139,597 5 .5
CHF 74,775 3 .0
DKK 146,190 5 .8
EUR 259,718 10 .3
GBP 478,308 19 .0
INR 14,791 0 .6
JPY 482,278 19 .2
MXN 34,768 1 .4
NOK 38,398 1 .5
SEK 27,542 1 .1
TWD 38,521 1 .5
USD 761,883 30 .3
Total investments $ 2,518,405 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL VALUE FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Danone SA (Registered shares)
5/17/2023 - 9/12/2023
$ 1,004,813
$ 1,337,875
3.0%
Sodexo SA (Registered shares)
9/4/2020
46,862
42,668
0.1%
Voussoir RE Ltd. (Preferred Shares)
1/13/2023
–
12,270
0.0%
Shares
Held Value
COMMON STOCKS - 85.7%
BELGIUM - 1 .2%
Groupe Bruxelles Lambert NV 5,976 $ 544,170
BERMUDA - 0 .0%
Voussoir RE Ltd. (Preferred Shares)
(1)(2)(3) *
1 12,270
BRAZIL - 0 .4%
Pluxee NV 12,991 170,249
CANADA - 2 .6%
Alimentation Couche-Tard, Inc. 10,932 696,840
Suncor Energy, Inc. 8,584 461,788
1,158,628
CHINA - 0 .8%
Alibaba Group Holding Ltd. 22,837 270,359
Anhui Conch Cement Co. Ltd., Class H 52,698 112,682
383,041
FRANCE - 9 .2%
Alstom SA
*
18,025 313,354
Capgemini SE 2,865 287,906
Danone SA 3,212 263,253
Danone SA (Registered shares)
(1)(3)
16,321 1,337,875
LVMH Moet Hennessy Louis Vuitton SE 812 449,015
Safran SA 2,551 1,005,725
Sodexo SA 8,099 468,723
Sodexo SA (Registered shares)
(1)(3)
737 42,668
4,168,519
GERMANY - 5 .4%
adidas AG 4,510 924,492
Brenntag SE
(4)
19,713 1,197,843
Fresenius Medical Care AG 6,583 297,852
2,420,187
INDIA - 1 .3%
HCL Technologies Ltd. 53,387 604,491
IRELAND - 2 .1%
Ryanair Holdings plc 29,644 926,393
JAPAN - 1 .9%
Daikin Industries Ltd. 2,201 334,153
Olympus Corp. 49,384 516,024
850,177
MEXICO - 0 .4%
Gruma SAB de CV, Class B 10,790 174,024
NETHERLANDS - 6 .3%
Akzo Nobel NV
(4)
10,072 682,900
Koninklijke Philips NV
(4)
58,180 1,579,477
Magnum Ice Cream Co. NV (The)
*
5,224 90,883
Universal Music Group NV 23,745 497,302
2,850,562
SOUTH KOREA - 7 .0%
Coupang, Inc.
*
39,732 690,150
Samsung C&T Corp. 910 275,169
Samsung Electronics Co. Ltd. 4,671 1,006,878
Samsung Electronics Co. Ltd. (Preference) 8,639 1,182,152
3,154,349
SWITZERLAND - 15 .2%
ABB Ltd. 17,579 1,905,398
Barry Callebaut AG
(4)
509 706,018
Shares
Held Value
SWITZERLAND (continued)
Cie Financiere Richemont SA 4,592 $ 1,060,239
DSM-Firmenich AG
(4)
16,878 1,600,681
UBS Group AG 31,741 1,573,669
6,846,005
UNITED KINGDOM - 14 .4%
Associated British Foods plc 27,634 727,974
Berkeley Group Holdings plc
(4) *
7,851 364,263
Compass Group plc 28,786 929,775
Diageo plc 58,450 1,180,411
Pearson plc
(4)
57,735 915,923
RELX plc 17,220 540,443
Unilever plc 30,862 1,853,406
6,512,195
UNITED STATES - 17 .5%
Amrize Ltd. 12,324 653,133
Arch Capital Group Ltd.
*
16,355 1,587,376
Axalta Coating Systems Ltd.
(4) *
14,912 510,282
CNH Industrial NV 23,172 260,219
Garmin Ltd. 4,169 990,365
ICON plc
(4) *
6,745 1,171,657
Novartis AG 10,286 1,611,355
Willis Towers Watson plc 4,365 1,140,834
7,925,221
Total common stocks
(
Cost
$26,755,289) 38,700,481
SHORT-TERM INVESTMENT - 13.4%
INVESTMENT COMPANY - 13.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional
Class, 3.55%
(5)
(Cost $6,063,936)
6,063,936
6,063,936
T otal investments - 99.1%
(Cost $32,819,225 ) 44,764,417
Other assets less liabilities - 0.9% 393,324
Total net assets - 100.0%
#
$45,157,741
(1)
Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners
Funds and administered by the valuation designee. In total, securities valued at a fair value were $1,392,813, or 3.1% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security is restricted.
(4)
"Affiliated company" as defined under the Investment Company Act of 1940.
(5)
Represents the current yield as of June 30, 2026.

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 497,302 1 .1%
Consumer Discretionary 7,105,972 15 .9
Consumer Staples 7,030,684 15 .7
Energy 461,788 1 .0
Financials 5,028,568 11 .2
Health Care 5,176,365 11 .6
Industrials 6,758,697 15 .1
Information Technology 3,081,427 6 .9
Materials 3,559,678 8 .0
Short-Term Investment 6,063,936 13 .5
Total investments $ 44,764,417 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 1,158,628 2 .6%
CHF 7,509,812 16 .8
EUR 12,589,878 28 .1
GBP 5,673,303 12 .7
HKD 383,041 0 .9
INR 604,491 1 .3
JPY 850,177 1 .9
KRW 2,464,199 5 .5
MXN 174,024 0 .4
USD 13,356,864 29 .8
Total investments $ 44,764,417 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN MID CAP FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 96.6%
AEROSPACE & DEFENSE - 7 .3%
BWX Technologies, Inc. 223 $ 43,382
FTAI Aviation Ltd. 136 36,675
Kratos Defense & Security Solutions, Inc.
*
319 15,920
L3Harris Technologies, Inc. 53 15,259
Rocket Lab Corp.
*
289 29,347
Woodward, Inc. 211 89,930
230,513
AIR FREIGHT & LOGISTICS - 0 .9%
CH Robinson Worldwide, Inc. 150 28,275
BIOTECHNOLOGY - 17 .6%
Argenx SE, ADR
(1) *
170 157,319
Ascendis Pharma A/S
(1) *
540 144,015
Insmed, Inc.
*
709 75,615
Ionis Pharmaceuticals, Inc.
*
250 19,836
Twist Bioscience Corp.
*
861 88,547
Veracyte, Inc.
*
1,236 72,598
557,930
BUILDING PRODUCTS - 1 .0%
Modine Manufacturing Co.
*
114 30,327
CAPITAL MARKETS - 3 .0%
MSCI, Inc., Class A 48 26,995
Robinhood Markets, Inc., Class A
*
393 39,457
Tradeweb Markets, Inc., Class A 288 28,707
95,159
COMMUNICATIONS EQUIPMENT - 1 .2%
Lumentum Holdings, Inc.
*
44 37,973
CONSTRUCTION & ENGINEERING - 6 .2%
API Group Corp.
*
1,744 73,840
Comfort Systems USA, Inc. 63 124,268
198,108
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .2%
US Foods Holding Corp.
*
685 70,070
ELECTRICAL EQUIPMENT - 1 .7%
Bloom Energy Corp., Class A
*
176 53,215
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS - 3 .2%
Coherent Corp.
*
112 44,260
Teledyne Technologies, Inc.
*
88 58,440
102,700
ENERGY EQUIPMENT & SERVICES - 1 .5%
Baker Hughes Co., Class A 882 48,927
ENTERTAINMENT - 5 .8%
Liberty Media Corp-Liberty Formula One, Class C
*
542 51,581
Live Nation Entertainment, Inc.
*
283 51,822
Spotify Technology SA
*
179 82,179
185,582
HEALTH CARE EQUIPMENT & SUPPLIES - 3 .8%
Edwards Lifesciences Corp.
*
645 58,331
IRhythm Holdings, Inc.
*
379 45,037
Shares
Held Value
HEALTH CARE EQUIPMENT & SUPPLIES (continued)
Medline, Inc., Class A
*
455 $ 17,942
121,310
HEALTH CARE PROVIDERS & SERVICES - 1 .4%
Guardant Health, Inc.
*
290 43,540
HEALTH CARE TECHNOLOGY - 0 .6%
Waystar Holding Corp.
*
918 18,846
HOTELS, RESTAURANTS & LEISURE - 5 .0%
DoorDash, Inc., Class A
*
385 70,960
Texas Roadhouse, Inc., Class A 128 24,703
Viking Holdings Ltd.
*
605 63,328
158,991
HOUSEHOLD DURABLES - 1 .1%
Somnigroup International, Inc. 429 33,644
INSURANCE - 0 .7%
Arthur J Gallagher & Co. 94 21,620
INTERACTIVE MEDIA & SERVICES - 0 .9%
Reddit, Inc., Class A
*
172 29,889
IT SERVICES - 3 .8%
Cloudflare, Inc., Class A
*
154 37,889
MongoDB, Inc., Class A
*
40 13,428
Shopify, Inc., Class A
(1) *
415 47,381
Twilio, Inc., Class A
*
105 21,697
120,395
LIFE SCIENCES TOOLS & SERVICES - 5 .6%
Waters Corp.
*
151 56,640
West Pharmaceutical Services, Inc. 336 120,518
177,158
MACHINERY - 4 .0%
Ingersoll Rand, Inc. 384 31,478
RBC Bearings, Inc.
*
150 96,604
128,082
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .5%
CBRE Group, Inc., Class A
*
324 43,591
Compass, Inc., Class A
*
220 2,708
46,299
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 11 .9%
Astera Labs, Inc.
*
78 37,755
Entegris, Inc. 293 52,643
Lattice Semiconductor Corp.
*
704 107,691
MACOM Technology Solutions Holdings, Inc.
*
153 58,135
Monolithic Power Systems, Inc. 35 47,806
Semtech Corp.
*
234 37,884
SiTime Corp.
*
46 34,388
376,302
SOFTWARE - 2 .1%
Guidewire Software, Inc.
*
152 18,755
Tyler Technologies, Inc.
*
169 49,484
68,239
SPECIALTY RETAIL - 0 .9%
AutoZone, Inc.
*
9 28,479

Artisan Partners Funds
Security
Country
Trading
Currency
Argenx SE
Netherlands
USD
Ascendis Pharma A/S
Denmark
USD
Shopify, Inc.
Canada
USD
Shares
Held Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
- 0 .4%
Everpure, Inc., Class A
*
175 $ 13,779
TRADING COMPANIES & DISTRIBUTORS - 1 .3%
WESCO International, Inc. 116 40,122
Total common stocks
(
Cost
$1,818,148) 3,065,474
SHORT-TERM INVESTMENT - 2.7%
INVESTMENT COMPANY - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(2)
(Cost $86,337)
86,337 86,337
Total investments - 99.3%
(Cost $1,904,485) 3,151,811
Other assets less liabilities - 0.7% 20,835
Total net assets - 100.0%
#
$ 3,172,646
(1)
The Fund considers the company to be from outside the United States.
(2)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 215,471 6 .8%
Consumer Discretionary 221,114 7 .0
Consumer Staples 70,070 2 .2
Energy 48,927 1 .6
Financials 116,778 3 .7
Health Care 918,784 29 .2
Industrials 708,643 22 .5
Information Technology 719,388 22 .8
Real Estate 46,299 1 .5
Short-Term Investment 86,337 2 .7
Total investments $ 3,151,811 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN MID CAP VALUE FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.7%
AIR FREIGHT & LOGISTICS - 1 .1%
Expeditors International of Washington, Inc. 30 $ 4,959
BANKS - 7 .5%
Fifth Third Bancorp 165 9,305
First Citizens BancShares, Inc., Class A 6 13,182
Prosperity Bancshares, Inc. 151 11,053
33,540
BEVERAGES - 1 .6%
Constellation Brands, Inc., Class A 51 7,160
BUILDING PRODUCTS - 1 .9%
Masco Corp. 108 8,747
CAPITAL MARKETS - 1 .5%
Raymond James Financial, Inc. 45 6,835
COMMERCIAL SERVICES & SUPPLIES - 1 .9%
Veralto Corp. 96 8,514
CONSTRUCTION MATERIALS - 2 .2%
Amrize Ltd. 182 9,716
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
Sysco Corp. 95 7,973
CONTAINERS & PACKAGING - 1 .9%
Silgan Holdings, Inc. 183 8,490
DISTRIBUTORS - 2 .0%
Genuine Parts Co. 74 8,765
ELECTRIC UTILITIES - 5 .0%
Alliant Energy Corp. 144 10,977
OGE Energy Corp. 239 11,651
22,628
ELECTRICAL EQUIPMENT - 1 .8%
nVent Electric plc 47 7,977
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS - 6 .8%
CDW Corp. 64 8,955
Ralliant Corp. 156 11,451
Vontier Corp. 352 10,211
30,617
ENERGY EQUIPMENT & SERVICES - 2 .4%
NOV, Inc. 573 10,626
ENTERTAINMENT - 2 .0%
Warner Music Group Corp., Class A 330 8,947
FOOD PRODUCTS - 2 .1%
Tyson Foods, Inc., Class A 165 9,472
GAS UTILITIES - 2 .1%
UGI Corp. 269 9,278
GROUND TRANSPORTATION - 2 .8%
U-Haul Holding Co. 218 12,586
Shares
Held Value
HEALTH CARE EQUIPMENT & SUPPLIES - 2 .8%
Align Technology, Inc.
*
49 $ 8,233
Baxter International, Inc. 214 4,572
12,805
HEALTH CARE PROVIDERS & SERVICES - 2 .5%
Elevance Health, Inc. 29 11,142
HOTELS, RESTAURANTS & LEISURE - 3 .8%
Expedia Group, Inc. 38 9,682
MGM Resorts International
*
3 157
Vail Resorts, Inc. 53 7,282
17,121
INSURANCE - 5 .4%
Arch Capital Group Ltd.
*
67 6,487
Brown & Brown, Inc. 92 5,870
Globe Life, Inc. 66 11,855
24,212
IT SERVICES - 1 .3%
Gartner, Inc.
*
44 5,745
LEISURE PRODUCTS - 2 .0%
Polaris, Inc. 131 8,940
LIFE SCIENCES TOOLS & SERVICES - 6 .9%
ICON plc
*
23 4,031
IQVIA Holdings, Inc.
*
51 9,855
Revvity, Inc. 70 7,791
Waters Corp.
*
25 9,322
30,999
MACHINERY - 1 .7%
Otis Worldwide Corp. 104 7,430
MEDIA - 3 .2%
News Corp., Class A 297 7,385
Omnicom Group, Inc. 97 7,077
14,462
OIL, GAS & CONSUMABLE FUELS - 2 .5%
Permian Resources Corp., Class A 610 11,225
PROFESSIONAL SERVICES - 3 .0%
Genpact Ltd. 239 6,574
Paychex, Inc. 69 6,770
13,344
RESIDENTIAL REITS - 1 .6%
American Homes 4 Rent, Class A 212 7,122
RETAIL REITS - 2 .1%
NNN REIT, Inc. 205 9,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 1 .8%
Analog Devices, Inc. 21 8,168
SPECIALIZED REITS - 5 .1%
Lamar Advertising Co., Class A 98 15,237
Public Storage 25 7,864
23,101
SPECIALTY RETAIL - 2 .1%
Asbury Automotive Group, Inc.
*
48 9,582

Artisan Partners Funds
Shares
Held Value
TRADING COMPANIES & DISTRIBUTORS - 1 .5%
Ferguson Enterprises, Inc. 29 $ 6,918
Total common stocks
(
Cost
$342,841) 438,703
SHORT-TERM INVESTMENT - 0.2%
INVESTMENT COMPANY - 0.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(1)
(Cost $1,109)
1,109 1,109
Total investments - 97.9%
(Cost $343,950) 439,812
Other assets less liabilities - 2.1% 9,347
Total net assets - 100.0%
#
$ 449,159
(1)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 23,409 5 .3%
Consumer Discretionary 44,408 10 .1
Consumer Staples 24,605 5 .6
Energy 21,851 5 .0
Financials 64,587 14 .7
Health Care 54,946 12 .5
Industrials 70,474 16 .0
Information Technology 44,531 10 .1
Materials 18,206 4 .1
Real Estate 39,780 9 .0
Utilities 31,906 7 .3
Short-Term Investment 1,109 0 .3
Total investments $ 439,812 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SELECT EQUITY FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Country
Trading
Currency
Diageo plc
United Kingdom
GBP
Heidelberg Materials AG
Germany
EUR
Samsung Electronics Co. Ltd.
South Korea
KRW
Universal Music Group NV
Netherlands
EUR
Shares
Held Value
COMMON STOCKS - 89.7%
BANKS - 5 .4%
Citigroup, Inc. 38 $ 5,292
BEVERAGES - 2 .5%
Diageo plc
(1)
120 2,420
CAPITAL MARKETS - 10 .0%
Bank of New York Mellon Corp. (The) 34 4,908
Charles Schwab Corp. (The) 52 4,840
9,748
CHEMICALS - 5 .4%
Axalta Coating Systems Ltd.
*
155 5,307
CONSTRUCTION MATERIALS - 3 .6%
Heidelberg Materials AG
(1)
19 3,540
CONSUMER FINANCE - 4 .7%
American Express Co. 13 4,565
ENTERTAINMENT - 3 .3%
Universal Music Group NV
(1)
152 3,183
FINANCIAL SERVICES - 4 .6%
Berkshire Hathaway, Inc., Class B
*
9 4,438
HEALTH CARE PROVIDERS & SERVICES - 9 .4%
Elevance Health, Inc. 13 5,060
Henry Schein, Inc.
*
49 4,120
9,180
HOTELS, RESTAURANTS & LEISURE - 5 .1%
Aramark 87 4,957
INSURANCE - 9 .5%
Marsh & McLennan Cos., Inc. 28 4,711
Progressive Corp. (The) 21 4,501
9,212
INTERACTIVE MEDIA & SERVICES - 9 .0%
Alphabet, Inc., Class A 15 5,202
Meta Platforms, Inc., Class A 6 3,541
8,743
LIFE SCIENCES TOOLS & SERVICES - 5 .2%
IQVIA Holdings, Inc.
*
26 5,063
MACHINERY - 3 .8%
Snap-on, Inc. 9 3,664
OIL, GAS & CONSUMABLE FUELS - 2 .1%
Shell plc 54 2,086
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6 .1%
Samsung Electronics Co. Ltd.
(1)
27 5,900
Total common stocks
(
Cost
$56,767) 87,298
SHORT-TERM INVESTMENT - 9.7%
INVESTMENT COMPANY - 9.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(2)
(Cost $9,483)
9,483 9,483
Shares
Held Value
Total investments - 99.4%
(Cost $66,250) $ 96,781
Other assets less liabilities - 0.6% 537
Total net assets - 100.0%
#
$ 97,318
(1)
The Fund considers the company to be from outside the United States.
(2)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 11,926 12 .3%
Consumer Discretionary 4,957 5 .1
Consumer Staples 2,420 2 .5
Energy 2,086 2 .2
Financials 33,255 34 .4
Health Care 14,243 14 .7
Industrials 3,664 3 .8
Information Technology 5,900 6 .1
Materials 8,847 9 .1
Short-Term Investment 9,483 9 .8
Total investments $ 96,781 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 6,723 6 .9%
GBP 4,506 4 .7
KRW 5,900 6 .1
USD 79,652 82 .3
Total investments $ 96,781 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SMALL CAP FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 14 .1%
BWX Technologies, Inc. 81 $ 15,770
Hexcel Corp. 227 22,672
Karman Holdings, Inc.
*
189 9,432
Kratos Defense & Security Solutions, Inc.
*
364 18,128
Loar Holdings, Inc.
*
237 19,123
Mercury Systems, Inc.
*
120 14,705
VSE Corp. 144 32,832
York Space Systems, Inc.
*
100 2,456
135,118
AUTOMOBILE COMPONENTS - 0 .5%
Hesai Group, ADR
(1) *
264 4,804
BEVERAGES - 0 .9%
Vita Coco Co., Inc. (The)
*
134 8,887
BIOTECHNOLOGY - 17 .9%
Ascendis Pharma A/S
(1) *
117 31,167
Ionis Pharmaceuticals, Inc.
*
358 28,365
Madrigal Pharmaceuticals, Inc.
*
47 25,347
Rhythm Pharmaceuticals, Inc.
*
112 12,411
Twist Bioscience Corp.
*
517 53,179
Vaxcyte, Inc.
*
85 4,953
Veracyte, Inc.
*
269 15,780
171,202
BROADLINE RETAIL - 0 .5%
Ollie's Bargain Outlet Holdings, Inc.
*
58 4,455
BUILDING PRODUCTS - 5 .0%
Modine Manufacturing Co.
*
178 47,570
CAPITAL MARKETS - 5 .2%
Cantor Equity Partners II, Inc., Class A
*
305 4,088
Marex Group plc
(1)
473 28,846
Virtu Financial, Inc., Class A 282 16,813
49,747
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .1%
Chefs' Warehouse, Inc. (The)
*
108 10,377
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS - 7 .3%
Cognex Corp. 482 34,904
Flex Ltd.
*
18 2,875
nLight, Inc.
*
196 13,643
Novanta, Inc.
*
118 19,108
70,530
ENERGY EQUIPMENT & SERVICES - 1 .1%
Weatherford International plc 127 10,328
FOOD PRODUCTS - 1 .2%
Freshpet, Inc.
*
191 11,270
HEALTH CARE EQUIPMENT & SUPPLIES - 1 .3%
IRhythm Holdings, Inc.
*
65 7,738
Procept Biorobotics Corp.
*
215 4,854
12,592
HEALTH CARE PROVIDERS & SERVICES - 3 .8%
Guardant Health, Inc.
*
167 25,072
Shares
Held Value
HEALTH CARE PROVIDERS & SERVICES (continued)
HealthEquity, Inc.
*
122 $ 11,056
36,128
HOTELS, RESTAURANTS & LEISURE - 0 .5%
Wingstop, Inc. 28 4,821
HOUSEHOLD DURABLES - 0 .8%
Installed Building Products, Inc. 32 7,359
INSURANCE - 0 .5%
Neptune Insurance Holdings, Inc., Class A
*
144 4,550
IT SERVICES - 1 .3%
Akamai Technologies, Inc.
*
103 12,225
LIFE SCIENCES TOOLS & SERVICES - 4 .5%
Alamar Biosciences, Inc.
*
193 5,235
Bruker Corp. 386 23,213
Stevanato Group SpA
(1)
838 15,139
43,587
MACHINERY - 5 .3%
Flowserve Corp. 285 21,141
SPX Technologies, Inc.
*
122 29,908
51,049
METALS & MINING - 0 .7%
USA Rare Earth, Inc.
*
308 6,639
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3 .9%
Compass, Inc., Class A
*
3,062 37,754
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 10 .5%
AXT, Inc.
*
31 2,225
Lattice Semiconductor Corp.
*
277 42,401
MACOM Technology Solutions Holdings, Inc.
*
25 9,456
MaxLinear, Inc., Class A
*
46 5,928
Onto Innovation, Inc.
*
65 24,415
SiTime Corp.
*
22 16,463
100,888
SOFTWARE - 4 .5%
Cellebrite DI Ltd.
(1) *
557 8,135
Guidewire Software, Inc.
*
155 19,098
JFrog Ltd.
*
50 4,549
ServiceTitan, Inc., Class A
*
71 5,048
Tyler Technologies, Inc.
*
21 6,186
43,016
SPECIALTY RETAIL - 3 .4%
Murphy USA, Inc. 35 18,920
Warby Parker, Inc., Class A
*
459 13,927
32,847
TEXTILES, APPAREL & LUXURY GOODS - 1 .2%
Birkenstock Holding plc
(1) *
271 11,649
TRADING COMPANIES & DISTRIBUTORS - 2 .5%
Applied Industrial Technologies, Inc. 71 23,979
Total common stocks
(
Cost
$646,272) 953,371

Artisan Partners Funds
Security
Country
Trading
Currency
Ascendis Pharma A/S
Denmark
USD
Birkenstock Holding plc
Germany
USD
Cellebrite DI Ltd.
Israel
USD
Hesai Group
China
USD
Marex Group plc
United Kingdom
USD
Stevanato Group SpA
Italy
USD
Shares
Held Value
Total investments - 99.5%
(Cost $646,272) $ 953,371
Other assets less liabilities - 0.5% 5,138
Total net assets - 100.0%
#
$ 958,509
(1)
The Fund considers the company to be from outside the United States.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Consumer Discretionary $ 65,935 6 .9%
Consumer Staples 30,534 3 .2
Energy 10,328 1 .1
Financials 54,296 5 .7
Health Care 263,511 27 .6
Industrials 257,716 27 .0
Information Technology 226,658 23 .8
Materials 6,639 0 .7
Real Estate 37,754 4 .0
Total investments $ 953,371 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SUSTAINABLE EMERGING MARKETS FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.3%
ARGENTINA - 1 .7%
Vista Energy SAB de CV, ADR
*
179 $ 11,395
AUSTRALIA - 1 .6%
Anglogold Ashanti plc 138 11,180
BELGIUM - 0 .2%
Cenergy Holdings SA 63 1,659
BRAZIL - 8 .2%
GPS Participacoes e Empreendimentos SA
(1)
3,363 7,564
Itau Unibanco Holding SA (Preference) 1,309 10,717
MercadoLibre, Inc.
*
6 10,933
NU Holdings Ltd., Class A
*
730 9,747
Vale SA 572 8,631
Vivara Participacoes SA 1,878 8,285
55,877
CHILE - 1 .7%
Antofagasta plc 221 11,222
CHINA - 15 .5%
Alibaba Group Holding Ltd. 1,305 15,448
Baidu, Inc., Class A
*
385 5,383
BYD Co. Ltd., Class H 460 4,247
CIMC Enric Holdings Ltd. 2,126 1,946
Contemporary Amperex Technology Co. Ltd., Class A 210 12,175
Prosus NV 137 5,938
Tencent Holdings Ltd. 414 22,671
Trip.com Group Ltd.
*
137 5,433
Wuxi Biologics Cayman, Inc.
(2) *
2,684 11,841
Xiaomi Corp., Class B
(2) *
2,104 5,806
Zhuzhou CRRC Times Electric Co. Ltd., Class H 2,827 14,442
105,330
EGYPT - 0 .8%
Commercial International Bank - Egypt (CIB), GDR
(2)
2,011 5,128
GEORGIA - 0 .9%
Lion Finance Group plc 40 6,026
GREECE - 1 .2%
Alpha Bank SA 1,790 8,083
HONG KONG - 1 .1%
AIA Group Ltd. 848 7,728
INDIA - 5 .7%
Havells India Ltd. 396 4,849
ICICI Bank Ltd. 1,133 16,467
Infosys Ltd. 480 5,071
Lemon Tree Hotels Ltd.
(2) *
1,762 2,171
Reliance Industries Ltd. 714 9,759
38,317
INDONESIA - 0 .7%
Bank Rakyat Indonesia Persero Tbk. PT 14,655 2,238
Indofood CBP Sukses Makmur Tbk. PT 6,677 2,539
4,777
KAZAKHSTAN - 2 .2%
Kaspi.KZ JSC, ADR 94 8,138
NAC Kazatomprom JSC, GDR
(2)
99 6,811
14,949
Shares
Held Value
MALAYSIA - 0 .7%
Gamuda Bhd. 4,565 $ 4,892
MEXICO - 3 .1%
Cemex SAB de CV 6,389 7,672
Corp. Inmobiliaria Vesta SAB de CV 2,532 8,706
Gentera SAB de CV 2,233 4,840
21,218
PANAMA - 1 .5%
Copa Holdings SA, Class A 66 10,290
PERU - 1 .1%
Credicorp Ltd. 19 7,561
POLAND - 0 .7%
Zabka Group SA
*
629 4,547
ROMANIA - 0 .5%
Banca Transilvania SA 373 3,159
RUSSIA - 0 .0%
Sberbank of Russia PJSC
(3)(4)(5)
265 —
SINGAPORE - 0 .3%
Sea Ltd., ADR
*
25 2,368
SLOVENIA - 0 .9%
Nova Ljubljanska Banka dd, GDR
(2)
127 6,291
SOUTH AFRICA - 2 .8%
FirstRand Ltd. 1,877 11,147
MTN Group Ltd. 576 8,015
19,162
SOUTH KOREA - 15 .6%
Cosmax, Inc. 48 4,763
Doosan Enerbility Co. Ltd.
*
106 5,935
HD Hyundai Electric Co. Ltd. 13 8,123
Kia Corp. 99 8,820
NAVER Corp. 25 3,203
Samsung Biologics Co. Ltd.
(2) *
9 7,701
Samsung E&A Co. Ltd. 139 4,285
Shinhan Financial Group Co. Ltd. 98 6,057
SK hynix, Inc. 33 57,102
105,989
TAIWAN - 23 .8%
E Ink Holdings, Inc. 1,772 11,934
MediaTek, Inc. 232 30,887
Taiwan Semiconductor Manufacturing Co. Ltd. 1,564 118,293
161,114
THAILAND - 0 .9%
Bangkok Bank PCL
(3)
572 3,089
CP ALL PCL
(3)
1,933 2,720
5,809
TURKEY - 0 .6%
Aselsan Elektronik Sanayi ve Ticaret A/S 514 3,802
UNITED ARAB EMIRATES - 0 .5%
ADNOC Logistics & Services 2,257 3,699
UNITED STATES - 0 .4%
Globant SA
*
88 2,546

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sberbank of Russia PJSC
1/8/2019 - 3/25/2020
$ 772
$ –
0.0%
Shares
Held Value
UZBEKISTAN - 0 .7%
National Investment Fund of the Republic of Uzbekistan JSC,
GDR
(1) *
148 $ 4,663
VIETNAM - 1 .7%
Vietnam Technological & Commercial Joint Stock Bank 8,981 11,435
Total common stocks
(
Cost
$480,060) 660,216
SHORT-TERM INVESTMENT - 2 .3%
2
INVESTMENT COMPANY - 2 .3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(6)
(Cost $15,283)
15,283 15,283
Total investments - 99.6%
(Cost $495,343) 675,499
Other assets less liabilities - 0.4% 2,546
Total net assets - 100.0%
#
$ 678,045
(1)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the
value of these securities was $45,749 or 6.7% of net assets.
(3)
Valued at fair value in accordance with procedures approved under the oversight of the board of directors of Artisan Partners
Funds and administered by the valuation designee. In total, securities valued at a fair value were $5,809, or 0.9% of total net assets. See notes (2) and (3) in the accompanying notes.
(4)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)
Security is restricted.
(6)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 39,272 5 .8%
Consumer Discretionary 63,643 9 .4
Consumer Staples 14,569 2 .2
Energy 31,664 4 .7
Financials 132,514 19 .6
Health Care 19,542 2 .9
Industrials 79,962 11 .8
Information Technology 231,639 34 .3
Materials 38,705 5 .7
Real Estate 8,706 1 .3
Short-Term Investment 15,283 2 .3
Total investments $ 675,499 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AED $ 3,699 0 .5%
BRL 35,197 5 .2
CNY 12,175 1 .8
EUR 21,971 3 .2
GBP 17,248 2 .6
HKD 94,945 14 .1
IDR 4,777 0 .7
INR 38,317 5 .7
KRW 105,989 15 .7
MXN 21,218 3 .1
MYR 4,892 0 .7
PLN 4,547 0 .7
RON 3,159 0 .5
THB 5,809 0 .9
TRY 3,802 0 .6
TWD 161,114 23 .8
USD 106,043 15 .7
VND 11,435 1 .7
ZAR 19,162 2 .8
Total investments $ 675,499 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN VALUE FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 96.9%
AEROSPACE & DEFENSE - 4 .1%
Airbus SE
(1)
25 $ 5,488
Safran SA
(1)
15 5,891
11,379
AIR FREIGHT & LOGISTICS - 2 .6%
United Parcel Service, Inc., Class B 68 7,331
BANKS - 8 .8%
Bank of America Corp. 140 7,966
PNC Financial Services Group, Inc. (The) 31 7,702
Wells Fargo & Co. 108 8,936
24,604
BEVERAGES - 2 .1%
Heineken Holding NV
(1)
76 5,789
BROADLINE RETAIL - 3 .0%
Amazon.com, Inc.
*
35 8,403
CAPITAL MARKETS - 1 .3%
Goldman Sachs Group, Inc. (The) 2 1,818
Morgan Stanley 9 1,822
3,640
DIVERSIFIED TELECOMMUNICATION SERVICES - 1 .9%
Comcast Corp., Class A 215 5,283
ENERGY EQUIPMENT & SERVICES - 2 .6%
SLB Ltd. 154 7,176
ENTERTAINMENT - 4 .7%
Universal Music Group NV
(1)
355 7,441
Walt Disney Co. (The) 59 5,666
13,107
FINANCIAL SERVICES - 6 .4%
Berkshire Hathaway, Inc., Class B
*
17 8,505
Visa, Inc., Class A 27 9,380
17,885
FOOD PRODUCTS - 5 .7%
Kerry Group plc, Class A
(1)
105 9,664
Nestle SA
(1)
60 6,219
15,883
GROUND TRANSPORTATION - 2 .9%
Union Pacific Corp. 30 8,161
HEALTH CARE EQUIPMENT & SUPPLIES - 3 .5%
Baxter International, Inc. 127 2,704
Boston Scientific Corp.
*
106 4,526
Koninklijke Philips NV
(1)
92 2,495
9,725
HEALTH CARE PROVIDERS & SERVICES - 2 .6%
Elevance Health, Inc. 19 7,279
HOTELS, RESTAURANTS & LEISURE - 5 .0%
Airbnb, Inc., Class A
*
50 7,217
Booking Holdings, Inc. 37 6,585
13,802
INSURANCE - 4 .8%
Arch Capital Group Ltd.
*
59 5,734
Shares
Held Value
INSURANCE (continued)
Arthur J Gallagher & Co. 33 $ 7,523
13,257
INTERACTIVE MEDIA & SERVICES - 3 .0%
Alphabet, Inc., Class C 23 8,294
IT SERVICES - 1 .8%
Accenture plc, Class A 39 4,876
LIFE SCIENCES TOOLS & SERVICES - 7 .7%
Danaher Corp. 29 5,468
IQVIA Holdings, Inc.
*
38 7,258
Thermo Fisher Scientific, Inc. 18 8,783
21,509
OIL, GAS & CONSUMABLE FUELS - 5 .1%
Diamondback Energy, Inc. 38 6,607
EOG Resources, Inc. 59 7,710
14,317
PHARMACEUTICALS - 2 .4%
Merck & Co., Inc. 52 6,674
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 6 .6%
ASML Holding NV
(1)
1 2,722
Lam Research Corp. 5 2,322
NXP Semiconductors NV
(1)
23 6,590
Texas Instruments, Inc. 23 6,810
18,444
SOFTWARE - 2 .7%
Salesforce, Inc. 48 7,524
TEXTILES, APPAREL & LUXURY GOODS - 2 .3%
LVMH Moet Hennessy Louis Vuitton SE
(1)
12 6,396
TOBACCO - 3 .3%
Philip Morris International, Inc. 50 9,055
Total common stocks
(
Cost
$203,714) 269,793
SHORT-TERM INVESTMENT - 2.1%
INVESTMENT COMPANY - 2.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(2)
(Cost $5,868)
5,868 5,868
Total investments - 99.0%
(Cost $209,582) 275,661
Other assets less liabilities - 1.0% 2,781
Total net assets - 100.0%
#
$ 278,442

Artisan Partners Funds
Security
Country
Trading
Currency
Airbus SE
France
EUR
ASML Holding NV
Netherlands
EUR
Heineken Holding NV
Netherlands
EUR
Kerry Group plc
Ireland
EUR
Koninklijke Philips NV
Netherlands
EUR
LVMH Moet Hennessy Louis Vuitton SE
France
EUR
Nestle SA
Switzerland
CHF
NXP Semiconductors NV
Netherlands
USD
Safran SA
France
EUR
Universal Music Group NV
Netherlands
EUR
(1)
The Fund considers the company to be from outside the United States.
(2)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 26,684 9 .7%
Consumer Discretionary 28,601 10 .4
Consumer Staples 30,727 11 .1
Energy 21,492 7 .8
Financials 59,387 21 .5
Health Care 45,187 16 .4
Industrials 26,871 9 .8
Information Technology 30,844 11 .2
Short-Term Investment 5,868 2 .1
Total investments $ 275,661 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 6,219 2 .3%
EUR 45,886 16 .6
USD 223,556 81 .1
Total investments $ 275,661 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN VALUE INCOME FUND
Schedule of Investments — June 30, 2026 (Unaudited)
Principal amount, shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 95.5%
AIR FREIGHT & LOGISTICS - 1 .4%
United Parcel Service, Inc., Class B 1 $ 117
BANKS - 9 .0%
Bank of America Corp. 3 148
Fifth Third Bancorp 2 124
PNC Financial Services Group, Inc. (The) 1 131
Prosperity Bancshares, Inc. 2 160
Wells Fargo & Co. 2 173
736
BEVERAGES - 4 .9%
Coca-Cola Co. (The) 1 109
Constellation Brands, Inc., Class A 1 115
Heineken Holding NV
(1)
2 173
397
BUILDING PRODUCTS - 1 .6%
Masco Corp. 2 128
CAPITAL MARKETS - 3 .2%
Goldman Sachs Group, Inc. (The)
–
^
107
Morgan Stanley
–
^
54
Raymond James Financial, Inc. 1 100
261
COMMERCIAL SERVICES & SUPPLIES - 1 .3%
Veralto Corp. 1 108
CONSTRUCTION MATERIALS - 1 .8%
Amrize Ltd. 3 145
DISTRIBUTORS - 1 .3%
Genuine Parts Co. 1 109
DIVERSIFIED TELECOMMUNICATION SERVICES - 1 .5%
Comcast Corp., Class A
(2)
5 125
ELECTRIC UTILITIES - 10 .1%
Alliant Energy Corp. 2 162
Evergy, Inc. 2 164
IDACORP, Inc. 1 125
OGE Energy Corp. 4 186
PPL Corp. 5 187
824
ELECTRICAL EQUIPMENT - 1 .4%
nVent Electric plc 1 111
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS - 1 .4%
CDW Corp. 1 110
ENERGY EQUIPMENT & SERVICES - 1 .6%
SLB Ltd. 3 132
ENTERTAINMENT - 2 .9%
Universal Music Group NV
(1)
6 127
Warner Music Group Corp., Class A 4 113
240
FINANCIAL SERVICES - 2 .2%
Visa, Inc., Class A
1 176
Shares
Held Value
FOOD PRODUCTS - 5 .3%
Kerry Group plc, Class A
(1)
2 $ 161
Nestle SA
(1)
1 137
Tyson Foods, Inc., Class A 2 136
434
GAS UTILITIES - 1 .4%
UGI Corp. 3 117
GROUND TRANSPORTATION - 2 .0%
Union Pacific Corp. 1 159
HEALTH CARE EQUIPMENT & SUPPLIES - 0 .7%
Koninklijke Philips NV
(1)
2 57
HEALTH CARE REITS - 1 .6%
Universal Health Realty Income Trust 3 130
HOTELS, RESTAURANTS & LEISURE - 1 .3%
Booking Holdings, Inc. 1 103
INSURANCE - 3 .1%
Arthur J Gallagher & Co. 1 136
Brown & Brown, Inc. 2 120
256
IT SERVICES - 1 .0%
Accenture plc, Class A 1 79
LEISURE PRODUCTS - 1 .4%
Polaris, Inc. 2 115
LIFE SCIENCES TOOLS & SERVICES - 3 .0%
Danaher Corp. 1 121
Thermo Fisher Scientific, Inc.
–
^
121
242
MACHINERY - 1 .5%
Otis Worldwide Corp. 2 119
MEDIA - 0 .9%
Omnicom Group, Inc. 1 74
OIL, GAS & CONSUMABLE FUELS - 5 .8%
Diamondback Energy, Inc. 1 135
EOG Resources, Inc. 2 198
Permian Resources Corp., Class A 8 143
476
PHARMACEUTICALS - 1 .9%
Merck & Co., Inc. 1 153
PROFESSIONAL SERVICES - 1 .2%
Paychex, Inc. 1 101
RESIDENTIAL REITS - 1 .3%
American Homes 4 Rent, Class A 3 107
RETAIL REITS - 1 .7%
NNN REIT, Inc. 3 140
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 4 .1%
NXP Semiconductors NV
(1)
1 164
Texas Instruments, Inc. 1 171
335

Artisan Partners Funds
Security
Country
Trading
Currency
Heineken Holding NV
Netherlands
EUR
Kerry Group plc
Ireland
EUR
Koninklijke Philips NV
Netherlands
EUR
LVMH Moet Hennessy Louis Vuitton SE
France
EUR
Nestle SA
Switzerland
CHF
NXP Semiconductors NV
Netherlands
USD
Universal Music Group NV
Netherlands
EUR
Shares
Held Value
SOFTWARE - 1 .5%
Salesforce, Inc. 1 $ 119
SPECIALIZED REITS - 4 .6%
Lamar Advertising Co., Class A 2 274
Public Storage
–
^
99
373
TEXTILES, APPAREL & LUXURY GOODS - 1 .5%
LVMH Moet Hennessy Louis Vuitton SE
(1)
—
^
122
TOBACCO - 3 .1%
Philip Morris International, Inc.
(2)
1 253
Total common stocks
(
Cost
$6,344) 7,783
PREFERRED STOCKS - 3.8%
BANKS - 3 .8%
Bank of Hawaii Corp. Series A, 4.38%
(3)
9 137
WaFd, Inc. Series A, 4.88%
(3)
11 174
Total preferred stocks
(
Cost
$282) 311
SHORT-TERM INVESTMENT - 0.2%
INVESTMENT COMPANY - 0.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.55%
(4)
(Cost $16)
16 16
Total investments - 99.5%
(Cost $6,642) 8,110
WRITTEN OPTION CONTRACTS - (0.4)%
(Premiums received $(14)) (29)
Other assets less liabilities - 0.9% 72
Total net assets - 100.0%
#
$ 8,153
(1)
The Fund considers the company to be from outside the United States.
(2)
At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for written options.
(3)
Perpetual security. The rate reflected was the rate in effect on June 30, 2026.
(4)
Represents the current yield as of June 30, 2026.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 439 5 .4%
Consumer Discretionary 448 5 .5
Consumer Staples 1,085 13 .4
Energy 608 7 .5
Financials 1,738 21 .4
Health Care 452 5 .6
Industrials 843 10 .4
Information Technology 643 7 .9
Materials 145 1 .8
Real Estate 751 9 .3
Utilities 942 11 .6
Short-Term Investment 16 0 .2
Total investments $ 8,110 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 137 1 .7%
EUR 640 7 .9
USD 7,333 90 .4
Total investments $ 8,110 100 .0%

Artisan Partners Funds
WRITTEN OPTION CONTRACTS
Dollar values in thousands except exercise price
Call Options
Number of
Contracts ‡ Description
Exercise
Price
($)
Notional
Amount
($) Expiration Date
Premiums Paid
(Received)
by Fund
($)
Market
Value
($)
Unrealized
Appreciation
(Depreciation)
($)
4 Bank of America Corp. 60.00 23 11/20/2026 (1) (1) –
^
1 Goldman Sachs Group, Inc. (The) 935.00 101 10/16/2026 (6) (13) (7)
1 Morgan Stanley 200.00 21 11/20/2026 (1) (2) (1)
1 nVent Electric plc 160.00 17 7/17/2026 – (1) (1)
1 Texas Instruments, Inc. 250.00 30 9/18/2026 (1) (6) (5)
1 Texas Instruments, Inc. 320.00 30 9/18/2026 (3) (3) –
^
1 Texas Instruments, Inc. 340.00 30 12/18/2026 (2) (3) (1)
Total written option contracts $ – $ – $ –
Total written option contracts (14) (29) (15)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN PARTNERS FUNDS
Notes to N-PORT Part F — June 30, 2026 (UNAUDITED)

Artisan Partners Funds
As of June 30, 2026, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of twenty-one series and follows specialized accounting and reporting under Financial Accounting Standards Board ("FASB") Accounting Standards
Codification Topic 946, Financial Services – Investment Companies.
(1) Investments in Subsidiaries:
Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and
Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The
Consolidated Schedules of Investments include the holdings of each Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of June 30, 2026, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd.
had $8,387,730 in net assets, representing 4.57% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan
Global Unconstrained Subsidiary Ltd. had $75,713,106 in net assets, representing 5.67% of Global Unconstrained Fund’s net assets.
(2) Valuation:
The net asset value (“NAV”) of the shares of each class of each Fund is determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE is open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of issuance of the Schedules of Investments is considered in determining a fair value for investments held in each Fund and the resulting NAV presented.
In determining each Fund’s NAV for financial reporting purposes, each equity security, closed end fund and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter is valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a
“principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security is valued using (i) the closing price on another exchange on which the security traded (if such price is made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid is not available, from a secondary exchange or in the over-the-counter market. Securities trading primarily outside the
US may have fair value factors applied where the applicable trading market is closed or as a result of significant market movements following the close of local trading. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost. Exchange traded option contracts are valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts are valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Derivatives (including centrally cleared swaps, total return swaps, over-the-
counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) are valued at the latest net asset value reported by the investment company.
Fixed income securities, including loan participation notes, are fair valued using prices from the Funds’ pricing vendors. Such prices are generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.
Rule 2a-5 under the 1940 Act (“Rule 2a-5”) established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not

Notes to N-PORT Part F

Artisan Partners Funds
readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds have adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4. Artisan Partners was designated by the Funds' board of directors (the "Board") as the valuation designee for the Funds pursuant to Rule 2a-
5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing a valuation committee to establish fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the
Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of Portfolio Securities by the Adviser and under the general oversight of the Board. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not deemed reliable.
When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.
(3) Fair Value Measurements:
Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements.
In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an asset or purchasing a liability in an orderly transaction to/from an independent buyer/seller in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets is found in Note 2. The fair value leveling techniques are described below:
Equity securities, closed end funds, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, sovereign bonds, equity-linked securities, treasury bills, foreign currency forward contracts, other derivatives, and foreign equity securities in which the closing prices or bid quotations are adjusted for significant events, local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.
The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2026 (in thousands). Refer to each Fund’s Schedule of Investments for industry or country classifications.

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Developing World
Assets Description
Common Stocks
Americas $ 1,013,222 $ – $ – $ 1,013,222
Emerging Markets 1,310,478 – – 1,310,478
Europe 245,854 – – 245,854
Pacific Basin 280,442 – – 280,442
Investment Company 40,579 – – 40,579
Total Assets 2,890,575 – – 2,890,575
Emerging Markets Debt Opportunities
Assets Description
Sovereign Government Bonds – 67,192 – 67,192
Corporate Bonds – 34,859 1,857 36,716
Bank Loans – – 7,045 7,045
Common Stock – – –
(1)
–
(1)
Sovereign Government Treasury Bills – 28,597 – 28,597
U.S. Treasury Obligations
– 29,251 – 29,251
Investment Company 4,661 – – 4,661
Miscellaneous Securities – – 1,324 1,324
Foreign Currency Forward Contracts
(2)
– 1,594 – 1,594
Futures Contracts
(2)
29 – – 29
Centrally Cleared Interest Rate Swaps
(2)
– 177 – 177
OTC Total Return Swap Contracts
(2)
– 301 – 301
Total Assets 4,690 161,971 10,226 176,887
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (828) – (828)
Futures Contracts
(2)
(71) – – (71)
Centrally Cleared Credit Default Swaps
(2)
– (1) – (1)
Centrally Cleared Interest Rate Swaps
(2)
– (597) – (597)
OTC Credit Default Swap Contracts
(2)
– (1) – (1)
OTC Total Return Swap Contracts
(2)
– (23) – (23)
Total Liabilities (71) (1,450) – (1,521)
Total 4,619 160,521 10,226 175,366
Floating Rate
Assets Description
Bank Loans – 108,323 – 108,323
Corporate Bonds – 9,668 – 9,668
Common Stocks – 576 – 576
Preferred Stock – 73 – 73
Warrant – – –
(1)
–
(1)
Investment Company 7,875 – – 7,875
Total Assets 7,875 118,640 –
(1)
126,515
Focus
Assets Description
Common Stocks 1,300,607 – – 1,300,607
Options Purchased 76,637 – – 76,637
Investment Company 56,539 – – 56,539
Foreign Currency Forward Contracts
(2)
– 2,497 – 2,497
Total Assets 1,433,783 2,497 – 1,436,280
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (266) – (266)
Written Options (14,029) – – (14,029)
Total Liabilities (14,029) (266) – (14,295)
Total 1,419,754 2,231 – 1,421,985

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Global Discovery
Assets Description
Common Stocks
Americas $ 84,938 $ – $ – $ 84,938
Emerging Markets 1,319 – – 1,319
Europe 21,809 – – 21,809
Middle East 1,366 – – 1,366
Pacific Basin 5,571 – – 5,571
Investment Company 5,002 – – 5,002
Total Assets 120,005 – – 120,005
Global Equity
Assets Description
Common Stocks
Americas 29,604 – – 29,604
Emerging Markets 57,904 – – 57,904
Europe 88,688 – – 88,688
Pacific Basin 26,661 – – 26,661
Investment Company 7,176 – – 7,176
Total Assets 210,033 – – 210,033
Global Opportunities
Assets Description
Common Stocks
Americas 1,124,249 – – 1,124,249
Emerging Markets 121,173 – – 121,173
Europe 212,653 – – 212,653
Pacific Basin 80,926 – – 80,926
Investment Company 42,521 – – 42,521
Total Assets 1,581,522 – – 1,581,522
Global Unconstrained
Assets Description
Sovereign Government Bonds – 547,017 – 547,017
Corporate Bonds – 229,364 8,627 237,991
Common Stocks 71,894 – –
(1)
71,894
Bank Loans – – 33,783 33,783
Exchange Traded Fund 15,278 – – 15,278
Closed End Funds 4,302 – – 4,302
Options Purchased – 1,554 – 1,554
Sovereign Government Treasury Bills – 154,676 – 154,676
U.S. Treasury Obligations
– 172,502 – 172,502
Repurchase Agreements – 174,627 – 174,627
Investment Companies 31,720 – – 31,720
Miscellaneous Securities – – 8,933 8,933
Foreign Currency Forward Contracts
(2)
– 7,444 – 7,444
Futures Contracts
(2)
1,019 – – 1,019
Centrally Cleared Credit Default Swaps
(2)
– 357 – 357
Centrally Cleared Interest Rate Swaps
(2)
– 290 – 290
OTC Total Return Swap Contracts
(2)
– 1,733 – 1,733
Total Assets 124,213 1,289,564 51,343 1,465,120
Liabilities Description
Common Stock (4,465) – – (4,465)
Exchange Traded Funds (27,536) – – (27,536)
Corporate Bonds – (27,856) – (27,856)
Sovereign Government Bonds – (144,575) – (144,575)
Foreign Currency Forward Contracts
(2)
– (5,732) – (5,732)
Futures Contracts
(2)
(1,897) – – (1,897)

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Global Unconstrained (continued)
Liabilities Description (continued)
Centrally Cleared Credit Default Swaps
(2)
$ – $ (15,381) $ – $ (15,381)
Centrally Cleared Interest Rate Swaps
(2)
– (137) – (137)
OTC Credit Default Swap Contracts
(2)
– (526) – (526)
OTC Interest Rate Swap Contracts
(2)
– (31) – (31)
OTC Total Return Swap Contracts
(2)
– (144) – (144)
Total Liabilities (33,898) (194,382) – (228,280)
Total 90,315 1,095,182 51,343 1,236,840
Global Value
Assets Description
Common Stocks
Americas 1,716,261 – – 1,716,261
Emerging Markets 198,703 – – 198,703
Europe 1,116,522 – – 1,116,522
Investment Company 198,080 – – 198,080
Total Assets 3,229,566 – – 3,229,566
High Income
Assets Description
Corporate Bonds – 7,427,142 – 7,427,142
Bank Loans – 3,035,498 – 3,035,498
Common Stocks – 50,075 – 50,075
Preferred Stock – 2,174 – 2,174
Warrant – – –
(1)
–
(1)
Investment Company 742,663 – – 742,663
Foreign Currency Forward Contracts
(2)
– 477 – 477
Total Assets 742,663 10,515,366 –
(1)
11,258,029
Liabilities Description
Futures
(2)
(2,414) – – (2,414)
Total Liabilities (2,414) – – (2,414)
Total 740,249 10,515,366 –
(1)
11,255,615
International
Assets Description
Common Stocks
Americas 33,275 – – 33,275
Emerging Markets 1,518,348 – – 1,518,348
Europe 4,203,381 – – 4,203,381
Pacific Basin 798,416 – – 798,416
Investment Company 137,912 – – 137,912
Total Assets 6,691,332 – – 6,691,332
International Explorer
Assets Description
Common Stocks
Americas 58,175 – – 58,175
Emerging Markets 21,801 – – 21,801
Europe 281,789 – – 281,789
Pacific Basin 102,731 – – 102,731
Warrant
Europe – – 11,668 11,668
Investment Company 73,378 – – 73,378
Total Assets 537,874 – 11,668 549,542
International Small-Mid
Assets Description
Common Stocks

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
International Small-Mid (continued)
Assets Description (continued)
Americas $ 730,400 $ – $ – $ 730,400
Emerging Markets 104,048 – – 104,048
Europe 1,054,510 – – 1,054,510
Middle East 141,501 – – 141,501
Pacific Basin 487,946 – – 487,946
Total Assets 2,518,405 – – 2,518,405
International Value
Assets Description
Common Stocks
Americas 9,083,849 – – 9,083,849
Emerging Markets 4,486,154 – 12,270 4,498,424
Europe 22,887,488 1,380,543 – 24,268,031
Pacific Basin 850,177 – – 850,177
Investment Company 6,063,936 – – 6,063,936
Total Assets 43,371,604 1,380,543 12,270 44,764,417
Mid Cap
Assets Description
Common Stocks 3,065,474 – – 3,065,474
Investment Company 86,337 – – 86,337
Total Assets 3,151,811 – – 3,151,811
Mid Cap Value
Assets Description
Common Stocks 438,703 – – 438,703
Investment Company 1,109 – – 1,109
Total Assets 439,812 – – 439,812
Select Equity
Assets Description
Common Stocks 87,298 – – 87,298
Investment Company 9,483 – – 9,483
Total Assets 96,781 – – 96,781
Small Cap
Assets Description
Common Stocks 953,371 – – 953,371
Total Assets 953,371 – – 953,371
Sustainable Emerging Markets
Assets Description
Common Stocks
Americas 2,546 – – 2,546
Emerging Markets 628,926 5,809 –
(1)
634,735
Europe 1,659 – – 1,659
Pacific Basin 21,276 – – 21,276
Investment Company 15,283 – – 15,283
Total Assets 669,690 5,809 –
(1)
675,499
Value
Assets Description
Common Stocks 269,793 – – 269,793
Investment Company 5,868 – – 5,868
Total Assets 275,661 – – 275,661

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Value Income
Assets Description
Common Stocks $ 7,783 $ – $ – $ 7,783
Preferred Stocks 311 – – 311
Investment Company 16 – – 16
Total Assets 8,110 – – 8,110
Liabilities Description
Written Options (29) – – (29)
Total Liabilities (29) – – (29)
Total 8,081 – – 8,081
(1)
Includes one or more securities valued at $0.
(2)
Foreign currency forward contracts, futures contracts, OTC swap contracts and centrally cleared swap contracts are valued at unrealized appreciation (depreciation).

Notes to N-PORT Part F

Artisan Partners Funds
Information about Level 3 fair value measurements (dollar values in thousands):
.
Assets
Fair Value at
June 30, 2026
Valuation
Technique Unobservable Input(s) Range
Weighted
Average
Impact to Fair
Value from an
Increase in
Input
Emerging Markets Debt
Opportunities
Bank Loans $ 6,598 Discounted Cash Flow
Benchmark
Transaction Spread
4.32% - 6.51%
(3.28)% -1.26%
5.60%
(1.11)%
Increase
Decrease
Bank Loans 21 Broker quote Single broker quote $12.00 $12.00 Increase
Bank Loans 426 Discounted Cash Flow
Benchmark
Illiquidity Discount
10.66%
1.00%
10.66%
1.00%
Increase
Decrease
Common Stock –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Corporate Bond –
(1)
Last quote in restricted market
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Corporate Bond 1,857 Discounted Cash Flow
Benchmark
Transaction Spread
13.94%
0.32%
13.94%
0.32%
Increase
Decrease
Miscellaneous Securities 1,32 4 Discounted Cash Flow
Accrual Rate
Discount Rate
Expected Settlement Dates
Bid/Offer Spread
8.95% - 28.79%
21.83% - 31.79%
7 months – 3 years 9 months
2.50%
18.87%
26.81%
2 years 2 months
2.50%
Increase
Decrease
Decrease
Decrease
Total 10, 226
Floating Rate
Warrant –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Global Unconstrained
Bank Loans 1,486 Discounted Cash Flow
Benchmark
Illiquidity Discount
10.66%
1.00%
10.66%
1.00%
Increase
Decrease
Bank Loans 32,270 Discounted Cash Flow
Benchmark
Transaction Spread
4.32% - 6.51%
(3.28)% 1.26%
5.96%
(1.49)%
Increase
Bank Loans 27 Broker quote Single broker quote $12.00 $12.00 Increase
Common Stock –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Corporate Bond –
(1)
Last quote in restricted market
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Miscellaneous Securities 8,933 Discounted Cash Flow
Accrual Rate
Discount Rate
Expected Settlement Dates
Bid/Offer Spread
8.95% - 28.79%
21.83% - 31.79%
7 months – 3 years 9 months
2.50%
18.87%
26.81%
2 years 2 months
2.50%
Increase
Decrease
Decrease
Decrease
Corporate Bond 8,62 7 Discounted Cash Flow
Benchmark
Transaction Spread
13.94%
0.32%
13.94%
0.32%
Increase
Decrease
Total 5 1 , 343
High Income
Warrant –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
International Explorer
Warrant 11,668 Black-Scholes Option Model
Expected volatility 107.86% 107.86% Increase
International Value
Common Stock 12,270 Mark-to-Model approach
Collateral Income
Net Earned Premiums
Profit Commission
Losses
$17,242 - $18,978
$110,846 - $111,964
$(7,455) - $(9,114)
$(66,293) - $(73,105)
$18,200
$110,964
$(8,453)
$(69,082)
Increase
Increase
Increase
Decrease
Sustainable Emerging Markets
Common Stock –
(1)
Last quote in restricted market
100% discount for uncertainty of liquidation
value
N/A N/A N/A
(1)
Includes one or more securities valued at $0.

Notes to N-PORT Part F

Artisan Partners Funds
Emerging Markets Debt
Opportunities Floating Rate Global Equity Global Unconstrained High Income
Balance as of  September 30, 2025 $ 7,015 $ –
(1)
$ –
(1)
$ 23,948 $ –
(1)
Transfers into Level 3 – – – – –
Net change in unrealized appreciation (depreciation) (32) – 4,750 754 –
Purchases 4,388 – – 32,438 –
Sales (1,156) – (1,359) (5,927) –
Accrued Amortization 14 – – 41 –
Realized Gain/Loss (3) – (3,391) 89 –
Transfers out of Level 3 – – – – –
Balance as of  June 30, 2026 $ 10,226 $ –
(1)
$ – $ 51,343 $ –
(1)
Net change in unrealized appreciation (depreciation)
for investments held as of  June 30, 2026 $ (35) $ – $ – $ 749 $ –
International International Explorer International Value Mid Cap Value
Sustainable Emerging
Markets
Balance as of  September 30, 2025 $ –
(1)
$ 4,050 $ 22,600 $ –
(1)
$ –
(1)
Transfers into Level 3 – – – – –
Net change in unrealized appreciation (depreciation) 159,810 11,606 (10,330) – –
Purchases – – – – –
Sales (45,962) (4,822) – –
(2)
–
Accrued Amortization – 169 – – –
Realized Gain/Loss (113,848) 665 – –
(2)
–
Transfers out of Level 3 – – – – –
Balance as of  June 30, 2026 $ – $ 11,668 $ 12,270 $ – $ –
(1)
Net change in unrealized appreciation (depreciation)
for investments held as of  June 30, 2026 $ – $ 11,668 $ (10,330) $ – $ –
(1)
Includes one or more securities valued at $0.
(2)
Amount rounds to less than $1.

Notes to N-PORT Part F

Artisan Partners Funds
(4) Transactions in Securities of Affiliates:
The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended June 30, 2026
(shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the
Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended June 30, 2026.
.
As of
9/30/2025
Net Increase
(Decrease) in
As of
6/30/2026
Shares / Net Unrealized Shares /
Funds
$ Principal
Balance Value Purchases at Cost
Proceeds from
Sales
Realized Gain
(Loss) Amortization
Appreciation or
Depreciation
$ Principal
Balance Value
Dividend
Income
@
International Explorer
Common Stock
IQE plc * 60,785 $ 6,125 $ 8,087 $ (8,818) $ 5,137 $ — $ 38,884 78,511 $ 49,415 $ —
M&C Saatchi plc * 6,157 12,082 219 — — — (1,192) 6,297 11,109 —
Warrant
IQE plc *
(1)(2)
— — — — — — 11,668 23,921 11,668 —
Convertible Bond
IQE plc , Zero coupon
09/13/2026 3,292 4,050 — (4,822) 665 169 (62) — — —
Total $22,257 $8,306 $(13,640) $5,802 $169 $49,298 $72,192 $—
International Value
Common Stock
Akzo Nobel NV
‡
— — 812,781 (128,859) 4,337 — (5,359) 10,072 682,900 15,294
Axalta Coating Systems
Ltd. *
‡
— — 481,554 (1,043) 192 — 29,579 14,912 510,282 —
Barry Callebaut AG 517 709,947 25,322 (43,656) 4,354 — 10,051 509 706,018 15,548
Berkeley Group Holdings plc * 7,289 376,481 38,538 (13,822) (6,553) — (30,381) 7,851 364,263 —
Brenntag SE 19,543 1,171,151 46,773 (44,599) (4,885) — 29,403 19,713 1,197,843 37,002
DSM-Firmenich AG
‡
9,663 826,267 574,592 — — — 199,822 16,878 1,600,681 45,025
ICON plc * 5,276 923,359 206,827 (37,528) 6,897 — 72,101 6,745 1,171,657 —
Koninklijke Philips NV 56,521 1,547,288 104,778 (61,698) 428 — (11,319) 58,180 1,579,477 46,545
Pearson plc 36,183 514,254 290,788 — — — 110,881 57,735 915,923 12,572
Sensata Technologies Holding
plc
†
11,048 337,515 661 (475,464) (38,137) — 175,424 — — 2,736
Total $6,406,262 $2,582,614 $(806,669) $(33,367) $— $580,202 $8,729,044 $174,722
@
Net of foreign taxes withheld, if any.
*
Non-income producing security.
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes (2) and (3).
(2)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
‡
Issuer was not an affiliate as of September 30, 2025.
†
Issuer was not an affiliate as of June 30, 2026.